As filed with the U.S. Securities and Exchange Commission on April 25, 2017
Registration No. 333-194819

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6
SEC File No 811-8329
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST EFFECTIVE AMENDMENT NO. 3 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 62 [X]
John Hancock Life Insurance Company of New York Separate Account B
(Exact Name of Registrant)
John Hancock Life Insurance Company of New York
(Name of Depositor)
197 Clarendon Street
Boston, MA 02116
(Complete address of depositor’s principal executive offices)
Depositor's Telephone Number: 617-572-6000

JAMES C. HOODLET
John Hancock Life Insurance Company of New York
U.S. INSURANCE LAW
JOHN HANCOCK PLACE
BOSTON, MA 02117
(Name and complete address of agent for service)

It is proposed that this filing will become effective (check appropriate box)
[X] on May 1, 2017 pursuant to paragraph (b) of Rule 485
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485
If appropriate check the following box
[ ] this post-effective amendment designates a new effective date for a previously filed amendment
Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

Prospectus dated May 1, 2017
for interests in
John Hancock Life Insurance Company of New York Separate Account B
Interests are made available under
Simplified Life
a flexible premium variable universal life insurance policy
JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
(“John Hancock NY”)
The policy provides the following investment accounts:
500 Index B
Active Bond
Alpha Opportunities
American Asset Allocation
American Global Growth
American Growth
American Growth-Income
American International
American New World
Blue Chip Growth
Bond
Capital Appreciation
Capital Appreciation Value
Core Bond
Core Strategy
Emerging Markets Value
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Value
Global
Global Bond
Health Sciences
High Yield
International Equity Index B
International Growth Stock
International Small Company
International Value
Investment Quality Bond
Lifestyle Aggressive MVP
Lifestyle Balanced MVP
Lifestyle Conservative MVP
Lifestyle Growth MVP
Lifestyle Growth PS
Lifestyle Moderate MVP
Mid Cap Index
Mid Cap Stock
Mid Value
Money Market
PIMCO VIT All Asset
Real Estate Securities
Science & Technology
Short Term Government Income
Small Cap Growth
Small Cap Index
Small Cap Opportunities
Small Cap Value
Small Company Value
Strategic Income Opportunities
Total Bond Market B
Total Stock Market Index
Ultra Short Term Bond
Utilities
Value
* * * * * * * * * * * *
Please note that the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

GUIDE TO THIS PROSPECTUS
This prospectus is arranged in the following way:
•	Starting on the next page is a Table of Contents for this prospectus.
•	The section after the Table of Contents is called “Summary of Benefits and Risks.” It contains a summary of the benefits available under the policy and of the principal risks of purchasing the policy. You should read this section before reading any other section of this prospectus.
•	Behind the Summary of Benefits and Risks section is a section called “Fee Tables” that describes the fees and expenses you will pay when buying, owning and surrendering the policy.
•	Behind the Fee Tables section is a section called “Detailed Information.” This section gives more details about the policy. It may repeat certain information contained in the Summary of Benefits and Risks section in order to put the more detailed information in proper context.
•	Finally, on the back cover of this prospectus is information concerning the Statement of Additional Information (the “SAI”) and how the SAI, audited financial statements for John Hancock NY and the Separate Account, personalized illustrations and other information can be obtained.
Prior to making any investment decisions, you should carefully review this product prospectus and all applicable supplements. In addition, you will receive the prospectuses for the underlying funds that we make available as investment options under the policies. The funds' prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the funds. In the case of any of the portfolios that are operated as feeder funds, the prospectus for the corresponding master fund is also provided. If you need to obtain additional copies of any of these documents, please contact your John Hancock NY representative or contact our Service Office at the address and telephone number on the back page of this product prospectus.
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SUMMARY OF BENEFITS AND RISKS
The nature of the policy
The policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The policy is unsuitable as a short-term savings vehicle because of the substantial policy-level charges. We are obligated to pay all amounts promised under the policy. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the investment accounts that you choose. This policy does not offer a fixed account option upon which you can invest. The amount we pay to the policy's beneficiary on the death of the insured person (we call this the “death benefit”) may be similarly affected. That's why the policy is referred to as a “variable” life insurance policy. We call the investments you make in the policy “premiums” or “premium payments.” The amount we require as your first premium depends upon the specifics of your policy and the insured person. Except as noted in the “Detailed Information” section of this prospectus, you can make any other premium payments you wish at any time. That's why the policy is called a “flexible premium” policy.
You should discuss your insurance needs and financial objectives with your registered representative before purchasing any life insurance product.
Summary of policy benefits
Death benefit
When the insured person dies, we will pay the death benefit minus any policy debt and unpaid fees and charges. There are two ways of calculating the death benefit (Option 1 and Option 2), as described below.
•	Option 1 - The death benefit will equal the greater of (1) the Face Amount plus any amount payable under a supplementary benefit rider, or (2) the minimum death benefit (as described under “The minimum death benefit” provision in the “Detailed Information” section of this prospectus).
•	Option 2 - The death benefit will equal the greater of (1) the Face Amount plus any amount payable under a supplementary benefit rider, plus the policy value on the date of death, or (2) the minimum death benefit.
Your policy will be issued with death benefit Option 2. After the first policy year, you may request to change the death benefit from Option 2 to Option 1.
Surrender of the policy
You may surrender the policy in full at any time. If you do, we will pay you the policy value less any outstanding policy debt and less any surrender charge that then applies. This is called your “net cash surrender value.” You must return your policy when you request a surrender.
If you have not taken a loan on your policy, the “policy value” of your policy will, on any given date, be equal to:
•	the amount you invested,
•	plus any gain or minus any loss of the investment experience of the investment options you’ve chosen,
•	minus all charges we deduct, and
•	minus all withdrawals you have made.
If you take a loan on your policy, your policy value will be computed somewhat differently (see “Effects of policy loans”).
Withdrawals
After the first policy year, you may make a withdrawal of part of your net cash surrender value. Generally, each withdrawal must be at least $500. Your policy value is automatically reduced by the amount of the withdrawal and any surrender charge that then applies. A withdrawal may also reduce the Face Amount (see “Surrender and withdrawals— Withdrawals”). We reserve the right to refuse any withdrawal that would cause the policy's Face Amount to fall below $50,000.
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Policy loans
If your policy is in force and has sufficient policy value, you may borrow from it at any time by completing the appropriate form. Generally, the minimum amount of each loan is $500. The maximum amount you can borrow is determined by a formula as described in your policy. Interest is charged on each loan. You can pay the interest or allow it to become part of the outstanding loan balance. You can repay all or part of a loan at any time. If there is an outstanding loan when the insured person dies, it will be deducted from the death benefit. Policy loans permanently affect the calculation of your policy value, and may also result in adverse tax consequences.
Optional supplementary benefit riders
When you apply for the policy, you can request any of the optional supplementary benefit riders that we make available. Charges for most riders will be deducted monthly from the policy value. Some riders may not be available in combination with other riders or benefits (see “Other policy benefits, rights and limitations—Optional supplementary benefit riders you can add”).
Investment options
The policy offers a number of variable investment options, as listed on page 1 of this prospectus. These variable investment options are subaccounts of John Hancock Life Insurance Company of New York Separate Account B (“Separate Account”), a separate account operated by us under New York law. The variable investment options have returns that vary depending upon the investment results of underlying portfolios. These options are referred to in this prospectus as “investment accounts.” The investment accounts cover a broad spectrum of investment styles and strategies. Although the portfolios of the series funds that underlie those investment accounts operate like publicly traded mutual funds, there are important differences between the investment accounts and publicly traded mutual funds. You can transfer money from one investment account to another without tax liability. Moreover, any dividends and capital gains distributed by each underlying portfolio are automatically reinvested and reflected in the portfolio’s value and create no taxable event for you. If and when policy earnings are distributed (generally as a result of a surrender or withdrawal), they will be treated as ordinary income instead of as capital gains. Also, you must keep in mind that you are purchasing an insurance policy and you will be assessed charges at the policy level as well as at the fund level. Such policy level charges, in aggregate, are significant and will reduce the investment performance of your policy.
Summary of policy risks
Lapse risk
If the net cash surrender value is insufficient to pay the charges when due and the No-Lapse Guarantee is not in effect, your policy can terminate (i.e. “lapse”). This can happen because you haven't paid enough premium or because the investment performance of the investment accounts you’ve chosen has been poor or because of a combination of both factors. You will be given a “grace period” within which to make additional premium payments to keep the policy in effect. If lapse occurs, you may be given the opportunity to reinstate the policy by making the required premium payments and satisfying certain other conditions (see “Lapse and reinstatement”).
Since withdrawals reduce your policy value, withdrawals increase the risk of lapse. Policy loans also increase the risk of lapse.
Investment risk
As mentioned above, the investment performance of any investment account may be good or bad. Your policy value will rise or fall based on the investment performance of the investment accounts you’ve chosen. Some investment accounts are riskier than others. These risks (and potential rewards) are discussed in detail in the prospectuses of the underlying portfolios.
Transfer risk
There is a risk that you will not be able to transfer your policy value from one investment account to another because of limitations on the dollar amount or frequency of transfers you can make.
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Early surrender risk
There are surrender charges assessed if you surrender your policy in the first ten policy years. Surrender charges may also apply to a Face Amount decrease (see “The death benefit—Requesting a decrease in coverage”). Depending on the policy value at the time you are considering surrender, there may be little or no surrender value payable to you.
Market timing and disruptive trading risks
The policy is not designed for professional market timers or highly active traders, including persons or entities that engage in programmed, large or frequent transfers among the investment accounts. The policy is also not designed to accommodate trading that result in transfers that are large in relation to the total assets of the underlying portfolio.
To discourage market timing and disruptive trading activity, we impose restrictions (see “Market timing and disruptive trading practices”) on transfers and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges (see “How you communicate with us”).
While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long term investors.
Tax risks
Life insurance death benefits are ordinarily not subject to income tax. Other Federal and state taxes may apply as further discussed below. In general, you will be taxed on the amount of lifetime distributions that exceed the premiums paid under the policy. Any taxable distribution will be treated as ordinary income (rather than as capital gains) for tax purposes.
In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code, your policy must comply with certain requirements of the Code. We will monitor your policy for compliance with these requirements, but a policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your policy for the period of disqualification and all subsequent periods. The tax laws also contain a so-called “7 pay limit” that limits the amount of premium that can be paid in relation to the policy’s death benefit. If the limit is violated, the policy will be treated as a “modified endowment contract,” which can have adverse tax consequences. There are also certain Treasury Department rules referred to as the “investor control rules” that determine whether you would be treated as the “owner” of the assets underlying your policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called “inside build-up” that is a major benefit of life insurance.
There is a tax risk associated with policy loans. Although no part of a loan is treated as income to you when the loan is made unless your policy is a “modified endowment contract,” surrender or lapse of the policy would result in the loan being treated as a distribution at the time of lapse or surrender. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.
Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the policy and before exercising certain rights under the policy.
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FEE TABLES
This section contains tables that describe all of the fees and expenses that you will pay when buying, owning and surrendering the policy. In the first three tables, certain entries show the maximum charge, the minimum charge and the charge for a representative insured person. Other entries show only the maximum charge we can assess. Except where necessary to show a rate greater than zero, all rates shown in the tables have been rounded to two decimal places as required by prospectus disclosure rules. Consequently, the actual rates charged may be slightly higher or lower than those shown in the tables.
The first table below describes the fees and expenses that you will pay at the time that you pay a premium, surrender the policy, lapse the policy or transfer policy value between investment accounts. A portion of the premium charge is used to cover premium taxes. Currently, the premium tax in New York is 0.7% of each premium payment.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium charge(1)	Upon payment of premium	8% of each premium paid
Surrender charge(2)	Upon surrender, policy lapse or reduction in Face Amount
Maximum charge		$45.59 per $1,000 of Face Amount
Minimum charge		$12.30 per $1,000 of Face Amount
Charge for representative insured person		$26.91 per $1,000 of Face Amount
Transfer fee(3)	Upon each transfer into or out of an investment account beyond an annual limit of not less than twelve	$25.00

(1)  The maximum premium charge on premiums paid is 6% in year 2-10 and 2% in years 11 and thereafter.
(2)  A surrender charge is applicable for ten policy years from the Policy Date, and varies based upon the sex, issue age and duration, risk classification of the insured person, the death benefit option elected, any riders elected under the policy, and premiums paid under the policy. The maximum charge shown is the amount in month one in the first policy year for a 59 year old male non-smoker underwriting risk with death benefit Option 2 for which the Minimum Initial Premium under the policy has been paid. The minimum charge shown is for a 30 year old female smoker underwriting risk with death benefit Option 2 for which the guideline single premium has been elected in the first policy year. The charge for the representative insured shown is for a 45 year old male non-smoker underwriting risk with death benefit Option 2 for which the Target Premium in policy year 1 has been paid. (For more information about the surrender charge, see “Deductions from policy value - - Surrender charge.”) These charges may not be particularly relevant to your current situation. For more information, contact your John Hancock NY representative.
(3)  This charge is not currently imposed, but we reserve the right to do so in the policy.
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The next two tables describe the charges and expenses that you will pay periodically during the time you own the policy. These tables do not include fees and expenses paid at the portfolio level. The second table is devoted only to optional supplementary rider benefits. For more information about the cost of insurance rates and other charges talk to your John Hancock NY representative.
Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of insurance charge(1)	Monthly
Maximum charge		$83.33 per $1,000 of NAR
Minimum charge		$0.05 per $1,000 of NAR
Charge for representative insured person		$0.22 per $1,000 of NAR
Face Amount charge(2)	Monthly for ten policy years from the Policy Date
Maximum charge		$2.00 per $1,000 of Face Amount
Minimum charge		$0.14 per $1,000 of Face Amount
Charge for representative insured person		$0.30 per $1,000 of Face Amount
Administrative charge	Monthly	$20.00
Asset-based risk charge(3)	Monthly	0.025% of policy value
Policy loan interest rate(4)	Accrues daily Payable annually	3.50%

(1)  The cost of insurance charge is determined by multiplying the net amount of insurance for which we are at risk (the net amount at risk or “NAR”) by the applicable cost of insurance rate. The rates vary widely depending upon the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the gender of the insured person. The maximum rate shown is the rate in the fifty-third policy year for a 60 year old male non-smoker underwriting risk. The minimum rate shown is the rate in the first policy year for a 30 year old female non-smoker underwriting risk. The representative insured person rate shown is for a 45 year old male non-smoker underwriting risk with a policy in the first policy year. These charges may not be particularly relevant to your current situation. For more information, contact your John Hancock NY representative.
(2)  This charge is determined by multiplying the Face Amount at issue by the applicable rate. The rates vary by the sex, age, death benefit option, and risk classification at issue of the insured person. The charge also varies by policy year. The maximum rate shown is for a 60 year old male smoker electing death benefit Option 2. The minimum rate shown is for a 35 year old female non-smoker underwriting risk electing death benefit Option 2. The representative insured person rate shown is for a 45 year old male non-smoker underwriting risk electing death benefit Option 2. These charges may not be particularly relevant to your current situation. For more information, contact your John Hancock NY representative.
(3)  This charge is not currently imposed, but we reserve the right to do so in the policy. This charge only applies to that portion of the policy value held in the investment accounts.
(4)  3.50% is the maximum effective annual interest rate we can charge and applies only during policy years 1-10. The effective annual interest rate is 2.00% thereafter (although we reserve the right to increase the rate after the tenth policy year to as much as 2.25%). The amount of any loan is transferred from the investment accounts to a special loan account which earns interest at an effective annual rate of 2.00%. Therefore, the cost of a loan is the difference between the loan interest we charge and the interest we credit to the special loan account.
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Rider Charges
Charge	When Charge is Deducted	Amount Deducted
Overloan Protection Rider(1)	At exercise of benefit
Maximum charge		2.50%
Minimum charge		0.04%
Accelerated Benefit Rider(2)	At exercise of benefit	$150.00

(1)  The charge for this rider is determined as a percentage of unloaned investment account value. The rates vary by the attained age of the insured person at the time of exercise. The maximum rate shown is for an insured person who has reached attained age 75. The minimum rate shown is for an insured person who has reached attained age 100. These charges may not be particularly relevant to your current situation. For more information, contact your John Hancock NY representative.
(2)  This charge is not currently imposed, but we reserve the right to do so in the policy.
The next table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment option offered through this prospectus, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets. For more information, please refer to the prospectus for the portfolio.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
Range of expenses, including management fees, distribution and/or service (12b-1) fees, and other expenses[1]	0.41%	1.71%

1  Certain of the portfolios’ advisers or subadvisers have contractually agreed to reimburse or waive certain portfolio level expenses. The minimum and maximum expenses shown do not reflect these contractual expense reimbursements or waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.25% and 1.52%, respectively.
The next table describes the fees and expenses for each portfolio underlying a variable investment option offered through this prospectus. None of the portfolios charge a sales load or surrender fee. The fees and expenses do not reflect the fees and expenses of any variable insurance contract or qualified plan that may use the portfolio as its underlying investment medium. Except for the American Asset Allocation, American Global Growth, American Growth, American Growth-Income, American International, American New World and PIMCO VIT All Asset portfolios, all of the portfolios shown in the table are NAV class shares that are not subject to Rule 12b-1 fees. Except as indicated in the footnotes appearing at the end of the table, the expense ratios are based upon the portfolio's actual expenses for the year ended December 31, 2016.
Portfolio Annual Expenses
(as a percentage of portfolio average net assets, rounded to two decimal places)
Portfolio	Management fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Operating Expenses
500 Index B1	0.46%	0.00%	0.03%	0.00%	0.49%
Active Bond[2]	0.60%	0.00%	0.04%	0.01%	0.65%
Alpha Opportunities	0.96%	0.00%	0.06%	0.00%	1.02%
American Asset Allocation[3]	0.27%	0.60%	0.04%	0.00%	0.91%
American Global Growth[3]	0.53%	0.60%	0.07%	0.00%	1.20%
American Growth[3]	0.33%	0.60%	0.04%	0.00%	0.97%
American Growth-Income[3]	0.27%	0.60%	0.05%	0.00%	0.92%
American International[3]	0.50%	0.60%	0.07%	0.00%	1.17%
American New World[3]	0.72%	0.60%	0.14%	0.00%	1.46%
Blue Chip Growth	0.78%	0.00%	0.03%	0.00%	0.81%
Bond	0.56%	0.00%	0.04%	0.00%	0.60%
Capital Appreciation	0.70%	0.00%	0.05%	0.00%	0.75%
Capital Appreciation Value	0.81%	0.00%	0.05%	0.00%	0.86%
Core Bond	0.58%	0.00%	0.04%	0.00%	0.62%
Core Strategy[2]	0.04%	0.00%	0.02%	0.55%	0.61%
Emerging Markets Value	0.95%	0.00%	0.13%	0.00%	1.08%
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Portfolio	Management fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Operating Expenses
Equity Income	0.73%	0.00%	0.03%	0.00%	0.76%
Financial Industries[2]	0.77%	0.00%	0.06%	0.29%	1.12%
Fundamental All Cap Core	0.67%	0.00%	0.03%	0.00%	0.70%
Fundamental Large Cap Value	0.63%	0.00%	0.04%	0.00%	0.67%
Global[4]	0.81%	0.00%	0.07%	0.00%	0.88%
Global Bond	0.70%	0.00%	0.08%	0.00%	0.78%
Health Sciences	1.05%	0.00%	0.05%	0.00%	1.10%
High Yield	0.68%	0.00%	0.08%	0.00%	0.76%
International Equity Index B5	0.53%	0.00%	0.11%	0.00%	0.64%
International Growth Stock[2]	0.79%	0.00%	0.08%	0.01%	0.88%
International Small Company	0.95%	0.00%	0.27%	0.00%	1.22%
International Value	0.80%	0.00%	0.08%	0.00%	0.88%
Investment Quality Bond	0.58%	0.00%	0.06%	0.00%	0.64%
Lifestyle Aggressive MVP[2,6]	0.06%	0.00%	0.04%	0.79%	0.89%
Lifestyle Balanced MVP[2,6]	0.05%	0.00%	0.02%	0.65%	0.72%
Lifestyle Conservative MVP[2,6]	0.05%	0.00%	0.02%	0.62%	0.69%
Lifestyle Growth MVP[2,6]	0.05%	0.00%	0.02%	0.67%	0.74%
Lifestyle Growth PS2	0.04%	0.00%	0.02%	0.55%	0.61%
Lifestyle Moderate MVP[2,6]	0.05%	0.00%	0.02%	0.64%	0.71%
Mid Cap Index[7]	0.47%	0.00%	0.04%	0.00%	0.51%
Mid Cap Stock	0.83%	0.00%	0.05%	0.00%	0.88%
Mid Value	0.95%	0.00%	0.04%	0.00%	0.99%
Money Market[8]	0.37%	0.00%	0.04%	0.00%	0.41%
PIMCO VIT All Asset[9]	0.43%	0.45%	0.00%	0.83%	1.71%
Real Estate Securities	0.70%	0.00%	0.04%	0.00%	0.74%
Science & Technology	1.02%	0.00%	0.06%	0.00%	1.08%
Short Term Government Income Fund	0.56%	0.00%	0.05%	0.00%	0.61%
Small Cap Growth	1.05%	0.00%	0.05%	0.00%	1.10%
Small Cap Index[10]	0.49%	0.00%	0.04%	0.00%	0.53%
Small Cap Opportunities[4]	0.99%	0.00%	0.07%	0.00%	1.06%
Small Cap Value[2]	1.03%	0.00%	0.04%	0.05%	1.12%
Small Company Value[2]	1.05%	0.00%	0.04%	0.14%	1.23%
Strategic Income Opportunities[2]	0.63%	0.00%	0.06%	0.00%	0.69%
Total Bond Market B2,11	0.47%	0.00%	0.05%	0.01%	0.53%
Total Stock Market Index[2]	0.48%	0.00%	0.04%	0.01%	0.53%
Ultra Short Term Bond	0.55%	0.00%	0.05%	0.00%	0.60%
Utilities	0.82%	0.00%	0.06%	0.00%	0.88%
Value[2]	0.70%	0.00%	0.04%	0.06%	0.80%

1  John Hancock Investment Management Services, LLC (“JHIMS”) has contractually agreed to waive those expenses of the portfolio that exceed 0.25% of average annual net assets of the portfolio, or, if necessary, make payment to the portfolio in an amount equal to the amount by which “Total Fund Operating Expenses” of the portfolio exceed 0.25%. A portfolio’s “Total Fund Operating Expenses” includes all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. The current expense limitation expires on April 30, 2018, unless renewed by mutual agreement of the portfolio and JHIMS based upon a determination that this is appropriate under the circumstances at that time. The fees shown in the table do not reflect this waiver or reimbursement. If this waiver or reimbursement had been reflected, the “Total Fund Operating Expenses” for the portfolio would be 0.25%. For more information, please refer to the prospectus for the portfolio.
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2  “Acquired Fund Fees and Expenses” are based on indirect net expenses associated with the portfolio’s investments in the funds (each an “Acquired Fund”) of underlying investment companies. The “Total Fund Operating Expenses” shown may not correlate to the portfolio’s ratios of expenses to average net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired Fund Fees and Expenses.” For more information, please refer to the prospectus for the portfolio.
3  The table reflects the combined fees of the feeder fund and the master fund.
4  John Hancock Investment Management Services, LLC (“JHIMS”) has contractually agreed to waive its management fee so that the amount it retains after payment of the subadvisory fees for the portfolio does not exceed 0.45% of the portfolio’s average net assets. The current expense limitation agreement expires on April 30, 2018 unless renewed by mutual agreement of the portfolio and JHIMS based upon a determination that this is appropriate under the circumstances at that time. The fees in the table do not reflect this waiver. If this waiver had been reflected, the “Total Fund Operating Expenses” for the Global and Small Cap Opportunities portfolios would be 0.87% and 0.98%, respectively. For more information, please refer to the prospectus for the portfolio.
5  John Hancock Investment Management Services, LLC (“JHIMS”) has contractually agreed to waive those expenses of the portfolio that exceed 0.34% of average annual net assets of the portfolio, or, if necessary, make payment to the portfolio in an amount equal to the amount by which “Total Fund Operating Expenses” of the portfolio exceed 0.34%. A portfolio’s “Total Fund Operating Expenses” includes all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. The current expense limitation expires on April 30, 2018, unless renewed by mutual agreement of the portfolio and JHIMS based upon a determination that this is appropriate under the circumstances at that time. The fees shown in the table do not reflect this waiver or reimbursement. If this waiver or reimbursement had been reflected, the “Total Fund Operating Expenses” for the portfolio would be 0.34%. For more information, please refer to the prospectus for the portfolio.
6  John Hancock Investment Management Services, LLC (“JHIMS”) has contractually agreed to reduce its management fee and/or make payment to the portfolio in an amount equal to the amount by which “Other Expenses” of the portfolio exceed 0.00% of the average net assets of the portfolio. “Other Expenses” means all of the expenses of the portfolio, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2018, unless renewed by mutual agreement of the portfolio and JHIMS based upon a determination that this is appropriate under the circumstances at that time. The fees shown in the table do not reflect this waiver or reimbursement. If this waiver or reimbursement had been reflected, the “Total Fund Operating Expenses” for the portfolio would be as indicated in the table below. For more information, please refer to the prospectus for the portfolio.
Portfolio	Total Fund Operating Expenses
Lifestyle Aggressive MVP	0.85%.
Lifestyle Balanced MVP	0.70%
Lifestyle Conservative MVP	0.67%
Portfolio	Total Fund Operating Expenses
Lifestyle Growth MVP	0.72%
Lifestyle Moderate MVP	0.69%

7  John Hancock Investment Management Services, LLC (“JHIMS”) has contractually agreed to waive its management fee by 10% as a percentage of the portfolio’s average annual net assets. The current expense limitation agreement expires on April 30, 2018 unless renewed by mutual agreement of the portfolio and JHIMS based upon a determination that this is appropriate under the circumstances at that time. The fees shown in the table do not reflect this waiver or reimbursement. If this waiver or reimbursement had been reflected, the “Total Fund Operating Expenses” for the portfolio would be 0.41%. For more information, please refer to the prospectus for the portfolio.
8  John Hancock Investment Management Services, LLC (“JHIMS”) has contractually agreed to waive those expenses of the portfolio that exceeds 0.28% of average annual net assets of the portfolio, or, if necessary, make payment to the portfolio in an amount equal to the amount by which “Total Fund Operating Expenses” of the portfolio exceeds 0.28%. A portfolio’s “Total Fund Operating Expenses” includes all of its fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. The current expense limitation expires on April 30, 2018, unless renewed by mutual agreement of the portfolio and JHIMS based upon a determination that this is appropriate under the circumstances at that time. The fees shown in the table do not reflect this waiver or reimbursement. If this waiver or reimbursement had been reflected, the “Total Fund Operating Expenses” for the portfolio would be 0.28%. For more information, please refer to the prospectus for the portfolio.
9  Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed through May 1, 2018, to reduce its management fee to the extent that the underlying PIMCO fund expenses attributable to management, supervisory and administrative fees exceeds 0.64% of the total assets invested in the underlying PIMCO funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented
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based on a calculation of underlying PIMCO fund expenses attributable to management, supervisory and administrative fees that is different from the calculation of “Acquired Fund Fees and Expenses” shown in the table. “Acquired Fund Fees and Expenses” include interest expense of 0.05%. Interest expense results from certain transactions within the underlying PIMCO funds and is separate from the management fees paid to PIMCO. “Total Fund Operating Expenses” excluding interest expense of the underlying fund is 1.66%. The fees shown in the table do not reflect the expense waiver. If this expense waiver had been reflected, the “Total Fund Operating Expenses” shown (excluding the interest expense of the underlying funds) would be 1.52%. The “Total Fund Operating Expenses” shown may not correlate to the portfolio’s ratio of expense to average net assets shown in the Financial Highlights section of the prospectus for the portfolio, which does not include “Acquired Fund Fees and Expenses.” For more information, please refer to the prospectus for the portfolio.
10  John Hancock Investment Management Services, LLC (“JHIMS”) has contractually agreed to waive its management fee by 0.05% as a percentage of the portfolio’s average annual net assets. The current expense limitation agreement expires on April 30, 2018 unless renewed by mutual agreement of the portfolio and JHIMS based upon a determination that this is appropriate under the circumstances at that time. The fees shown in the table do not reflect this waiver or reimbursement. If this waiver or reimbursement had been reflected, the “Total Fund Operating Expenses” for the portfolio would be 0.48%. For more information, please refer to the prospectus for the portfolio.
11  John Hancock Investment Management Services, LLC (“JHIMS”) has contractually agreed to waive those expenses of the portfolio that exceed 0.25% of average annual net assets of the portfolio, or, if necessary, make payment to the portfolio in an amount equal to the amount by which “Total Fund Operating Expenses” of the portfolio exceed 0.25%. A portfolio’s “Total Fund Operating Expenses” includes all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. The current expense limitation expires on April 30, 2018, unless renewed by mutual agreement of the portfolio and JHIMS based upon a determination that this is appropriate under the circumstances at that time. The fees shown in the table do not reflect this waiver or reimbursement. If this waive or reimbursement had been reflected, the “Total Fund Operating Expenses” for the portfolio would be 0.26%. For more information, please refer to the prospectus for the portfolio.
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DETAILED INFORMATION
This section of the prospectus provides additional detailed information that is not contained in the Summary of Benefits and Risks section.
Table of Investment Options and Investment Subadvisers
When you select a Separate Account investment option, we invest your money in shares of a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust” or “JHVIT”) (or the PIMCO Variable Insurance Trust (the “PIMCO Trust”) with respect to the PIMCO VIT All Asset portfolio) and hold the shares in a subaccount of the Separate Account. The Fee Tables show the investment management fees, Rule 12b-1 fees and other operating expenses for these portfolio shares as a percentage (rounded to two decimal places) of each portfolio's average net assets for 2016, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select.
The JHVIT and the PIMCO Trust are so-called “series” type mutual funds and each is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS”) provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust’s portfolios. We are affiliated with JHIMS and may indirectly benefit from any investment management fees JHIMS retains. The PIMCO VIT All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.
Each of the American Asset Allocation, American Global Growth, American Growth, American Growth-Income, American International and American New World portfolios invests in Series 1 shares of the corresponding investment portfolio of the Trust. The American Asset Allocation, American Global Growth, American Growth, American Growth-Income, American International and American New World portfolios (“American Portfolios”) operate as “feeder funds,” which means that the portfolios do not buy investment securities directly. Instead, they invest in a “master fund” which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of some or all of the amounts allocated to the American Portfolios of the Trust for the marketing support services it provides.
The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. Compensation payments may be made by a portfolio’s investment adviser or its affiliates. The compensation payments are based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio’s assets for the services we or our affiliates provide to that portfolio. These compensation payments do not, however, result in any charge to you in addition to what is shown in the Fee Tables.
The following table provides a general description of the portfolios that underlie the variable investment options we make available under the policy. You bear the investment risk of any portfolio you choose as an investment option for your policy. You can find a full description of each portfolio, including the investment objectives, policies, restrictions, and risks, in the prospectus for that portfolio. You should read the portfolio’s prospectus carefully before investing in the corresponding variable investment option.
The investment options in the Separate Account are not publicly traded mutual funds. The investment options are only available to you as investment options in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the investment options also may be available through participation in certain qualified pension or retirement plans. The portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance
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of any investment option described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the investment options of our Separate Account.
The portfolios available under the policies, the investment subadvisers (engaged by JHIMS or PIMCO) and the investment objective for each portfolio are described in the table below. For additional information regarding these portfolios’ investment objectives, policies and restrictions of and the risks relating to investment in the portfolios, please refer to the prospectus for the underlying portfolio.
Portfolio	Subadviser	Investment Objective
500 Index B	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Active Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
Alpha Opportunities	Wellington Management Company, LLP	To seek to provide long-term total return.
American Asset Allocation	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long-term.
American Global Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
American Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital.
American Growth–Income	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital and income.
American International	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
American New World	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term capital appreciation.
Blue Chip Growth	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is a secondary objective.
Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
Capital Appreciation	Jennison Associates LLC	To seek to provide long-term growth of capital.
Capital Appreciation Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Core Bond	Wells Capital Management, Incorporated	To seek to provide total return consisting of income and capital appreciation.
Core Strategy	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital. Current income is also a consideration.
Emerging Markets Value	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
Equity Income	T. Rowe Price Associates, Inc.	To seek to provide substantial dividend income and also long-term growth of capital.
Financial Industries	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide growth of capital.
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Portfolio	Subadviser	Investment Objective
Fundamental All Cap Core	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term growth of capital.
Fundamental Large Cap Value	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term capital appreciation.
Global	Templeton Global Advisors Limited	To seek to provide long-term capital appreciation.
Global Bond	Pacific Investment Management Company LLC	To seek to provide maximum total return, consistent with preservation of capital and prudent investment management.
Health Sciences	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
High Yield	Western Asset Management Company	To seek to provide an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk.
International Equity Index B	SSGA Funds Management, Inc.	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
International Growth Stock	Invesco Advisers, Inc.	To seek to provide long-term growth of capital.
International Small Company	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
International Value	Templeton Investment Counsel, LLC	To seek to provide long-term growth of capital.
Investment Quality Bond	Wellington Management Company LLP	To seek to provide a high level of current income consistent with the maintenance of principal and liquidity.
Lifestyle Aggressive MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Balanced MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Conservative MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Growth MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Growth PS	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital. Current income is also a consideration.
Lifestyle Moderate MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
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Portfolio	Subadviser	Investment Objective
Mid Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a medium-capitalization U.S. domestic equity market index.
Mid Cap Stock	Wellington Management Company, LLP	To seek to provide long-term growth of capital.
Mid Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Money Market	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to obtain maximum current income consistent with preservation of principal and liquidity. Certain market conditions may cause the return of the portfolio to become low or possibly negative.
PIMCO VIT All Asset (a series of PIMCO Variable Insurance Trust) (only Class M is available)	Pacific Investment Management Company LLC	To seek to provide maximum real return, consistent with preservation of real capital and prudent investment management.
Real Estate Securities	Deutsche Investment Management Americas Inc.	To seek to provide a combination of long-term capital appreciation and current income.
Science & Technology	Allianz Global Investors U.S. LLC; and T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is incidental to the portfolio’s objective.
Short Term Government Income	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Small Cap Growth	Wellington Management Company LLP	To seek to provide long-term capital appreciation.
Small Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a small-capitalization U.S. domestic equity market index.
Small Cap Opportunities	Dimensional Fund Advisors LP; and Invesco Advisers, Inc.	To seek to provide long-term capital appreciation.
Small Cap Value	Wellington Management Company LLP	To seek to provide long-term capital appreciation.
Small Company Value	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital.
Strategic Income Opportunities	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income.
Total Bond Market B	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.*
Total Stock Market Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a broad U.S. domestic equity market index.
Ultra Short Term Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Utilities	Massachusetts Financial Services Company	To seek to provide capital growth and current income (income above that available from the portfolio invested entirely in equity securities).
Value	Invesco Advisers, Inc.	To seek to provide an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk.

*   The U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS.
If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by the 1940 Act).
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Valuation
We will purchase and redeem series fund shares for the Separate Account at their net asset value without any sales or redemption charges. Shares of a series fund represent an interest in one of the funds of the series fund which corresponds to a subaccount of the Separate Account. Any dividend or capital gains distributions received by the Separate Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.
On each business day, shares of each series fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each series fund's net asset value per share determined for that same date. A “business day” is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern time).
Voting interest
We will vote shares of the portfolios held in the Separate Account at the shareholder meetings according to voting instructions timely received from persons having the voting interest under the policies. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest under the policy together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold in the Separate Account for policy owners in proportion to the instructions timely received by us from policy owners from all our Separate Accounts that are registered with the SEC under the 1940 Act. We will vote all portfolio shares that we otherwise are entitled to vote (including our own shares) on any matter in proportion to the instructions timely received by us and any affiliated insurance companies with respect to the matter from policy owners in Separate Accounts of these insurance companies that are registered with the SEC under the 1940 Act. The effect of this proportional voting is that a small number of policy owners can determine the outcome of a vote.
We determine the number of a series fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's investment account value held in the subaccount by the net asset value of one share in the series fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for a series fund's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees or Board of Directors of a series fund, ratification of the selection of independent auditors, approval of series fund investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions. However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.
The voting privileges described above reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by John Hancock NY to be associated with the class of policies to which your policy belongs from the Separate Account to another separate account or subaccount, (2) to deregister the Separate Account under the 1940 Act, (3) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (4) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. Any such change will be made only if, in our judgment, the change would best serve the interests of owners of policies in your policy class or would be appropriate in carrying out the purposes of such policies. We would notify owners of any of the foregoing changes and to the extent legally required, obtain approval of affected owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.
Description of John Hancock NY
John Hancock NY is a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. We are a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.). Our ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. However, neither John Hancock NY nor any of its affiliated companies guarantees the investment performance of the Separate Account.
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We are ranked and rated by independent financial rating services, which may include Moody's, Standard & Poor's, Fitch and A.M. Best. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the company, but they do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio. These ratings do not apply to the safety and performance of the Separate Account.
Description of Separate Account B
The investment accounts shown on page 1 are in fact subaccounts of John Hancock Life Insurance Company of New York Separate Account B, a separate account operated by us under New York law. The Separate Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the 1940 Act. Such registration does not involve supervision by the SEC of the management of the Separate Account or of us.
The Separate Account’s assets are our property. Each policy provides that amounts we hold in the Separate Account pursuant to the policies cannot be reached by any other persons who may have claims against us and can’t be used to pay any indebtedness of John Hancock NY other than those arising out of policies that use the Separate Account. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of John Hancock NY's other assets. John Hancock NY is obligated to pay all amounts promised to policy owners under the policies.
New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.
The death benefit
In your application for the policy, you will tell us how much life insurance coverage you want on the life of the insured person. This is called the “Face Amount.”
When the insured person dies, we will pay the death benefit minus any outstanding policy debt and unpaid fees and charges. There are two ways of calculating the death benefit, as described below.
•	Option 1 - The death benefit will equal the greater of (1) the Face Amount plus any amount payable under a supplementary benefit rider, or (2) the minimum death benefit (as described below).
•	Option 2 - The death benefit will equal the greater of (1) the Face Amount plus any amount payable under a supplementary benefit rider, plus the policy value on the date of death, or (2) the minimum death benefit.
For the same premium payments, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the Face Amount charge and resulting cost of insurance charges (based on the higher net amount at risk) will be higher under Option 2. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.
Your policy will be issued with death benefit Option 2. After the first policy year, you may request to change the death benefit from Option 2 to Option 1.
Limitations on payment of death benefit
If the insured person commits suicide within certain time periods (generally within two years from the Issue Date of the policy), the amount payable will be equal to the premiums paid, less the amount of any policy debt on the date of death, and less any withdrawals.
Also if an application misstated the age or sex of the insured person, we will adjust, if necessary, the Face Amount and every other benefit to that which would have been purchased at the correct age or sex by the most recent cost of insurance charge.
The minimum death benefit
In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to policy value. The Federal tax law test that will be applied to determine whether your policy qualifies for life insurance is the “guideline premium test.” (see “Tax considerations”)
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Under the guideline premium test, we compute the minimum death benefit each business day by multiplying the policy value on that date by the death benefit factor applicable on that date. Factors for some ages are shown in the table below:
Attained Age	Applicable Factor
40 and under	250%
45	215%
50	185%
55	150%
60	130%
65	120%
70	115%
75	105%
90	105%
95 and above	100%
A table showing the factor for each age will appear in the policy.
To the extent that the calculation of the minimum death benefit under the guideline premium test causes the death benefit to exceed our limits, we reserve the right to return premiums or distribute a portion of the policy value so that the resulting amount of insurance is maintained within our limits. Alternatively, if we should decide to accept the additional amount of insurance, we may require additional evidence of insurability.
Coverage at and after age 121
Provided the policy is in force at and after the life insured's age 121:
•	We will stop accepting any premium payments.
•	We will no longer take monthly deductions for the cost of insurance charge, the Face Amount charge, the administrative charge, and the asset-based risk charge.
•	We will continue to charge loan interest on any outstanding loan.
•	We will continue to accept loan repayments on existing loans.
•	We will not allow any withdrawals.
•	We will no longer apply the asset credit.
•	Generally, we will not allow any new loans.
Requesting a decrease in coverage
After the first policy year, we may approve a reduction in the Face Amount, but only if:
•	the remaining Face Amount will be at least $50,000, and
•	the remaining Face Amount will at least equal the minimum required by the tax laws to maintain the policy’s life insurance status.
A pro-rata portion of the surrender charge will be payable upon any approved reduction in the Face Amount that reduces the Face Amount to an amount that is below the Face Amount at issue (see “Surrender charge”). For Face Amount reductions, an additional 10% of the Face Amount at issue is also exempt from the partial surrender charge. This 10% surrender charge exemption does not apply to full surrenders or net cash surrender withdrawals (see “Surrenders and withdrawals – Withdrawals”). An approved decrease will take effect on the monthly deduction date on or next following the date we approve the request.
Change of death benefit option
Your policy will be issued with death benefit Option 2. Under our current administrative rules, we permit the death benefit option to be changed from 2 to Option 1 after the first policy year. If you request in writing, and we approve a change from Option 2 to Option 1, your Face Amount after the change will equal your Face Amount before the change plus the policy value as of the effective date of the change. If you change from Option 2 to Option 1, your death benefit at death may be lower than what it was if your policy had remained as death benefit option 2. This means, your death benefit will change from
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one that may increase over time due to the investment experience of the underlying investment accounts to one that is a level death benefit. Changing from Option 2 to Option 1 can also lower the monthly Cost of Insurance charge since this charge is lowered when the Net Amount At Risk is reduced; all other charges under the policy would remain the same. We reserve the right to limit a request for a change if the change would cause the policy to fail to qualify as life insurance for tax purposes.
A change in the death benefit option will result in a change in the policy's Face Amount, in order to avoid any change in the amount of the death benefit. The new Face Amount will be equal to the Face Amount prior to the change plus the policy value as of the date of the change. The change will take effect on the monthly deduction date on or next following the date the written request for the change is received at our Service Office.
Tax consequences of coverage changes
If you change the death benefit option after the first policy year from Option 2 to Option 1, the “guideline premium test” will continue to apply. Please read “The minimum death benefit” for more information about these Federal tax law tests.
A change in the death benefit option or Face Amount will often change the policy's limits under the “guideline premium test.” To avoid having the policy cease to qualify as life insurance for tax purposes, we reserve the right to (i) refuse or limit a change in the death benefit option or Face Amount and (ii) change the Guideline Single Premium or Guideline Level Premium, as applicable. Please read “Tax considerations” to learn about possible tax consequences of changing your insurance coverage under the policy.
Your beneficiary
You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person's death. You may change the beneficiary during the insured person’s lifetime. Such a change requires the consent of any named irrevocable beneficiary. A new beneficiary designation will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner’s estate.
Ways in which we pay out policy proceeds
You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or surrender. As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary’s name. The interest earned in a John Hancock retained asset account is normally subject to income tax. You should consult with your tax advisor if you have any questions regarding taxation of the interest earned. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC. We may receive a benefit from managing proceeds held in a retained asset account. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of the other payment options we may offer at the time. You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. Please contact our Service Office for more information.
Changing a payment option
You can change the payment option at any time before the proceeds are payable. If you haven’t made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.
Tax impact of payment option chosen
There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.
Premiums
Planned premiums
The Policy Specifications page of your policy will show the “Planned Premium” for the policy. You choose this amount in the policy application. You will also choose how often to pay premiums—annually, semi-annually or quarterly. You may
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also choose to pay premiums by monthly electronic funds transfers. The premium reminder notice we send you is based on the amount and period you choose. However, payment of Planned Premiums is not necessarily required. You need only pay enough premium to keep the policy in force (see “Lapse and reinstatement”).
Minimum initial premium
The Minimum Initial Premium is set forth in the Policy Specifications page of your policy. After the payment of the initial premium, premiums may be paid at any time and in any amount until the insured person's attained age 121, subject to the need to pay enough premium to keep the policy in force, and to the limitations on maximum premium amount described below.
Maximum premium payments
Federal tax law limits the amount of premium payments you can make relative to the amount of your policy’s insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds this limit. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. More discussion of these tax law requirements is provided under “Tax considerations.”
Large premium payments may expose us to unanticipated investment risk. In addition, in order to limit our investment risk exposure under certain market conditions, we may refuse to accept additional premium payments. Excessive allocations may also interfere with the effective management of our variable investment account portfolios, if we are unable to make an orderly investment of the additional premium into the portfolios. Also, we may refuse to accept or limit an amount of premium if the amount of the premium would increase our insurance risk exposure, and the insured person doesn't provide us with adequate evidence that he or she continues to meet our requirements for issuing insurance.
We will notify you in writing of our refusal to accept premium under these provisions within three days following the date that it is received by us, and will promptly thereafter take the necessary steps to return the premium to you. Notwithstanding the foregoing limits on the premium that we will accept, we will not refuse to accept any premium necessary to prevent the policy from terminating.
Processing premium payments
No premiums will be accepted prior to our receipt of a completed application at our Service Office. All premiums received prior to the Issue Date of the policy will be held in the general account and credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market investment account. After the Issue Date but prior to the Allocation Date, premiums received are allocated to the Money Market investment account. The “Allocation Date” of the policy is the tenth day after the Issue Date. The Issue Date is shown on the Policy Specifications page of the policy. On the Allocation Date, the Net Premiums paid plus interest credited, if any, will be allocated among the investment accounts in accordance with the policy owner's instructions. The “Net Premium” is the premium paid less the applicable premium charges we deduct from it.
Any Net Premium received on or after the Allocation Date will be allocated among investment accounts as of the business day on or next following the date the premium is received at the Service Office. Monthly deductions are normally due on the Policy Date and at the beginning of each policy month thereafter. However, if the monthly deductions are due prior to the Contract Completion Date, they will be deducted from policy value on the Contract Completion Date instead of the dates they were due (see “Procedures for issuance of a policy” for the definition of “Contract Completion Date”).
Payment of premiums will not guarantee that the policy will stay in force. Conversely, failure to pay premiums will not necessarily cause the policy to lapse. However, in states where permitted, the policy will have a No-Lapse Guarantee which would prevent the policy from lapsing during the guarantee period, provided certain criteria are satisfied.
Ways to pay premiums
If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to “John Hancock.” We will not accept credit card checks. We will not accept starter or third party checks if they fail to satisfy our administrative requirements. Premiums after the first must be sent to the John Hancock NY Service Office at the appropriate address shown on the back cover of this prospectus.
We will also accept premiums:
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•	by wire or by exchange from another insurance company, or
•	via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method).
Lapse and reinstatement
Lapse
Unless the No-Lapse Guarantee is in effect, a policy will go into default if at the beginning of any policy month the policy's net cash surrender value would be zero or below after deducting the monthly deductions then due. Therefore, a policy could lapse eventually if increases in policy value (prior to deduction of policy charges) are not sufficient to cover policy charges. A lapse could have adverse tax consequences as described under “Tax considerations.” We will notify you of the default and will allow a 61 day grace period in which you may make a premium payment sufficient to bring the policy out of default. The required payment will be equal to the amount necessary to bring the net cash surrender value to zero, if it was less than zero on the date of default, plus an amount equal to three times the monthly deductions due on the date of default, plus any applicable premium charge. If the required payment is not received by the end of the grace period, the policy will terminate (i.e., “lapse”) with no value.
No-lapse guarantee
In those states where it is permitted, as long as the cumulative premium test is satisfied during the No-Lapse Guarantee Period, as described below, we will guarantee that the policy will not go into default, even if adverse investment experience or other factors should cause the policy's surrender value to fall to zero or below during such period.
The monthly No-Lapse Guarantee Premium is one-twelfth of the No-Lapse Guarantee Premium. The No-Lapse Guarantee Premium is not a charge assessed against the policy value. It is an amount used in determining whether the cumulative premium test has been satisfied.
The No-Lapse Guarantee Premium is set at issue on the basis of the Face Amount of the policy, and reflects the age, sex and risk class of the proposed insured, the death benefit option, as well as any additional rating and supplementary benefits, if applicable. It is subject to change if (i) the Face Amount of the policy is changed, (ii) there is a death benefit option change, (iii) there is a decrease in the Face Amount of insurance, or (iv) there is any change in the supplementary benefits added to the policy or in the risk classification of the insured person.
The No-Lapse Guarantee Period is set at issue and is stated in the policy. Certain state limitations may apply, but generally the No-Lapse Guarantee Period for the Face Amount is five years.
While the No-Lapse Guarantee is in effect, we will determine at the beginning of the policy month that your policy would otherwise be in default whether the cumulative premium test, described below, has been met. If the test has not been satisfied, we will notify you of that fact and allow a 61-day grace period in which you may make a premium payment sufficient to keep the policy from going into default. This required payment, as described in the notification, will be equal to the lesser of:
(a)  the outstanding premium requirement to satisfy the cumulative premium test at the date of default, plus the monthly No-Lapse Guarantee Premium due for the next three policy months, or
(b)  the amount necessary to bring the Net Cash Surrender Value to zero plus an amount equal to three times the monthly deductions due on the date of default, plus the applicable premium charge.
If the required payment is not received by the end of the grace period, the No-Lapse Guarantee and the policy will terminate. If you make the required payment under (a) described above, only the Face Amount will remain in effect, and any supplementary benefit riders (unless otherwise stated therein) will terminate as of the end of the grace period.
Cumulative premium test
The cumulative premium test is satisfied if, as of the beginning of the policy month that your policy would otherwise be in default, the sum of all premiums paid to date less any withdrawals taken on or before the date of the test and less any policy debt is equal to or exceeds the sum of the monthly No-Lapse Guarantee Premium due from the Policy Date to the date of the test.
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Death during grace period
If the insured person should die during the grace period, the policy value used in the calculation of the death benefit will be the policy value as of the date of default, and the death benefit will be reduced by any outstanding monthly deductions due at the time of death.
Reinstatement
By making a written request, you can reinstate a policy that has gone into default and terminated at any time within the three-year period following the date of termination subject to the following conditions:
(a)  You must provide to us evidence satisfactory to us that the insured person is insurable, which may include our full underwriting standards, including a medical examination; and
(b)  You must pay a premium equal to the amount that was required to bring the policy out of default immediately prior to termination, plus the amount needed to keep the policy in force for at least the next three policy months.
If the reinstatement is approved, the date of reinstatement will be the later of the date we approve your request or the date the required payment is received at our Service Office. In addition, any surrender charges will be reinstated to the amount they were at the date of default. The policy value on the date of reinstatement, prior to the crediting of any Net Premium paid in connection with the reinstatement, will be equal to the policy value on the date the policy terminated. Any policy debt not paid upon termination of a policy will be reinstated if the policy is reinstated.
The incontestability provisions will apply from the effective date of reinstatement. A surrendered policy cannot be reinstated.
The policy value
From each premium payment you make, we deduct the applicable premium charges described under “Deduction from premium payments.” We invest the rest (known as the “Net Premium”) in the investment accounts you've elected. Special investment rules apply to premiums processed prior to the Allocation Date (see “Processing premium payments”).
Over time, the amount you’ve invested in any investment account will increase or decrease the same as if you had invested the same amount directly in the corresponding underlying portfolio and had reinvested all portfolios' dividends and distributions in additional portfolio shares, except that we will deduct certain additional charges which will reduce your policy value. We describe these charges under “Description of charges at the policy level.” Starting in policy year eleven, we may also credit your policy value with an asset credit (see “Asset credit”).
We calculate the unit values for each investment account once every business day as of the close of trading on the New York Stock Exchange, usually 4:00 p.m. Eastern time. Sales and redemptions within any investment account will be transacted using the unit value next calculated after we receive your request either in writing or other form that we specify. If we receive your request before the close of our business day, we'll use the unit value calculated as of the end of that business day. If we receive your request at or after the close of our business day, we'll use the unit value calculated as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.
Asset credit
Starting in the eleventh policy year, we will credit your policy value monthly, on the date we calculate your monthly deductions, with an amount equal to the percentage credit listed below multiplied by the policy value in your investment accounts on this date. The asset credit does not apply to the loan account. The asset credit percentage is 0.0125% per month in policy year eleven and thereafter and ceasing at attainment of age 121. We add the credit to the same investment accounts from which we take your monthly deductions.
Allocation of future premium payments
At any time, you may change the investment accounts in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.
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Transfers of existing policy value
You may also transfer your existing policy value from one investment account to another, subject to the limitations discussed below. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you. Without our approval, the maximum amount you may transfer to or from any investment account in any policy year is $1,000,000.
Marketing timing and disruptive trading practices
Variable investment accounts in variable life insurance products can be a prime target for abusive transfer activity because these products value their investment accounts on a daily basis and allow transfers among investment accounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of investment accounts or to make large transfers in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in an investment account can be harmed by large or frequent transfer activity. For example, such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio's investments in accordance with the portfolio's investment objectives and policies. This could include causing the portfolio to maintain higher levels of cash than would otherwise be the case, or liquidating investments prematurely. Accordingly, frequent or large transfers may result in dilution with respect to interests held for long-term investment and adversely affect policy owners, beneficiaries and the underlying portfolios.
To discourage market timing and disruptive trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges (see “How you communicate with us”). We also reserve the right to impose a fee of up to $25 for any transfer beyond an annual limit (which will not be less than twelve).
In addition to the actions described above, we also reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, (iii) restricting transfers into and out of certain investment accounts, (iv) restricting the method used to submit transfers, and (v) deferring a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.
We may also impose additional administrative conditions upon, or prohibit a transfer request made by a third party giving instructions on behalf of multiple policies, whether owned by the same owner or different owners. If you engage a third party for asset allocation services, then you may be subject to these transfer restrictions because of the actions of that party in providing those services. We will notify the third party you have engaged if we exercise this right. While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long-term investors.
Limitations on transfers to or from an investment account. Our current practice is to restrict transfers into or out of investment accounts to two per calendar month (except with respect to those policies described in the following paragraphs). For purposes of this restriction, and in applying the limitation on the number of free transfers, any transfers made during the period from the opening of a business day (usually 9:00 a.m. Eastern time) to the close of that business day (usually 4:00 p.m. Eastern time) are considered one transfer. You may, however, transfer to the Money Market investment account even if the two transfers per month limit has been reached, but only if 100% of the account value in all investment accounts is transferred to the Money Market investment account. If such a transfer to the Money Market investment account is made, then for the 30 calendar day period after such transfer no transfers from the Money Market investment account to any other investment account may be made. If your policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.
Policies such as yours may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policy owner under these circumstances to rebalance the investment options in its policies within the following limits: (i) during the 10 calendar day period after any policy values are transferred from one investment account into a second investment account, the values can only be transferred out of the second investment account if they are transferred into the Money Market investment account; and (ii) any policy values that would otherwise not
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be transferable by application of the 10 day limit described above and that are transferred into the Money Market investment account may not be transferred out of the Money Market investment account into any other investment account for 30 calendar days. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.
Subject to our approval, we may offer policies purchased by a corporation or other entity that has purchased policies to match its liabilities under an employee benefit plan, as described above, the ability to electronically rebalance the investment options in its policies. Under these circumstances, in lieu of imposing any specific limit upon the number and timing of transfers, we will monitor aggregate trades among the subaccounts for frequency, pattern and size for potentially harmful investment practices. If we detect trading activity that we believe may be harmful to the overall operation of any investment account or underlying portfolio, we may impose conditions on policies employing electronic rebalancing to submit trades, including setting limits upon the number and timing of transfers, and revoking privileges to make trades by any means other than written communication submitted via U.S. mail.
While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors. The restrictions described in these paragraphs will be applied uniformly to all policy holders subject to the restrictions.
Rule 22c-2 under the 1940 Act requires us to provide tax identification numbers and other policy owner transaction information to the Trust or to other investment companies in which the Separate Account invests, at their request. An investment company will use this information to identify any pattern or frequency of investment account transfers that may violate their frequent trading policy. An investment company may require us to impose trading restrictions in addition to those described above if violations of their frequent trading policy are discovered.
Dollar cost averaging. We may offer policy owners a dollar cost averaging (“DCA”) program. Under the DCA program, you will designate an amount that will be transferred monthly from one investment account into any other investment account(s). If insufficient funds exist to effect a DCA transfer, the transfer will not be effected and you will be so notified. No fee is charged for this program.
We reserve the right to cease to offer this program as of 90 days after written notice is sent to you.
Asset allocation balancer transfers. Under the asset allocation balancer program you will designate an allocation of policy value among investment accounts. We will move amounts among the investment accounts at specified intervals you select - annually, semi-annually, quarterly or monthly. A change to your premium allocation instructions will automatically result in a change in asset allocation balancer instructions so that the two are identical unless you either instruct us otherwise or have elected the dollar cost averaging program. No fee is charged for this program.
We reserve the right to cease to offer this program as of 90 days after written notice is sent to you.
Surrender and withdrawals
Surrender
You may surrender your policy in full at any time. If you do, we will pay you the policy value less any policy debt and surrender charge that then applies. This is called your “net cash surrender value.” You must return your policy when you request a surrender. We will process surrenders on the day we receive the surrender request (unless such day is not a business day, in which case we will process surrenders as of the business day next following the date of the receipt).
Withdrawals
After the first policy year, you may make a withdrawal of part of your net cash surrender value once in each policy month. Generally, each withdrawal must be at least $500. If the withdrawal reduces the Face Amount to an amount that is less than the Face Amount at issue (“Face Amount issued”), a charge equal to a pro-rata portion of any surrender charge will be applied during the surrender charge period to the amount surrendered that falls below the Face Amount issued. We will automatically reduce the policy value of your policy by the amount of the withdrawal. Unless otherwise specified by you, each investment account will be reduced in the same proportion as the policy value is then allocated among them. We will not permit a withdrawal if it would cause your surrender value to fall below three months’ worth of monthly deductions (see
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“Deductions from policy value”). We also reserve the right to refuse any withdrawal that would cause the policy’s Face Amount to fall below $50,000.
Because it reduces the policy value, any withdrawal will reduce your death benefit under either Option 1 or Option 2 (see “The death benefit”). If death benefit Option 1 is in effect at the time of the withdrawal, such withdrawal may reduce the Face Amount. If such a reduction in Face Amount would cause the policy to fail the Internal Revenue Code’s definition of life insurance, we will not permit the withdrawal. As noted above, if the withdrawal reduces the Face Amount to an amount that is less than the Face Amount issued, a charge equal to a pro-rata portion of any surrender charge will be applied during the surrender charge period to the amount surrendered that falls below the Face Amount issued (see “Surrender charge”).
For example, assume the owner of a policy issued with death benefit Option 2 requests a withdrawal of $25,000 on a policy with a Face Amount of $200,000 and a current surrender charge of $10,000. The policy value would be reduced by $25,000 but the Face Amount would remain unchanged, therefore no surrender charge would be applied. If the policy owner had changed the death benefit option from Option 2 to Option 1 after the first policy year, but prior to the withdrawal, and the Face Amount after the death benefit option change were $210,000, then the Face Amount would be reduced by the withdrawal amount of $25,000, which is attributed first to the $10,000 of the increased portion of Face Amount resulting from the death benefit option change, and then to $15,000 of the Face Amount issued. Furthermore, the $15,000 reduction of Face Amount issued from $200,000 to $185,000 is subject to a partial surrender charge equal to the surrender charge times the proportionate reduction in Face Amount, in this case equal to $10,000 x ($15,000/$200,000) or $750. The surrender charge after the withdrawal would be equal to $10,000 minus $750 or $9,250.
Policy loans
You may borrow from your policy at any time by completing a form satisfactory to us. The maximum amount you can borrow is the greater of (i) 90% of net cash surrender value and (ii) the amount determined as set out below.
•	We first determine the net cash surrender value of your policy.
•	We then subtract an amount equal to the monthly deductions then being deducted from policy value times the number of full policy months until the next policy anniversary.
•	We then multiply the resulting amount by the difference between the effective annual rate then being charged on loans and the effective annual rate then being credited on the loan account.
•	We then subtract the third item above from the second item above.
The minimum amount of each loan is $500. The interest charged on any loan is an effective annual rate of 3.25% in the first ten policy years, but we reserve the right to increase the annual rate to 3.50% during that time. After the tenth policy year, the effective annual rate is 2.00%, however, we reserve the right to increase the percentage to as much as 2.25%. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. Unless otherwise specified by you, the amount of the loan is deducted from the investment accounts in the same proportion as the policy value is then allocated among them. The amount of the loan is then placed in a special loan account. This special loan account will earn interest at an effective annual rate of 2.00%. The tax consequences of a loan interest credited differential of 0% are unclear. You should consult a tax adviser before effecting a loan to evaluate possible tax consequences. If we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to increase the rate charged on the loan to a rate that would, in our reasonable judgment, result in the transaction being treated as a loan under Federal tax law. The right to increase the rate charged on a loan is restricted in New York. We will not decrease the annual rate charged to less than 2.00%. Please see your John Hancock NY representative for details. We process policy loans as of the business day on or next following the day we receive the loan request.
Repayment of policy loans
You can repay all or part of a loan at any time. Each repayment will be allocated among the investment accounts in the same way a new premium payment would be allocated (unless specified by you). While you have a loan outstanding, we will treat any amounts you pay as premium, unless you submit a written request to us that they be treated as loan repayments.
Loan repayments received prior to the close of the New York Stock Exchange will be applied on the same day it was received. Loan repayments received after the close of the New York Stock Exchange will be applied as of the next business day.
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Effects of policy loans
The policy value, the net cash surrender value, and any death benefit are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment accounts or any fixed account and placed in a special loan account. The investment accounts or any fixed account and the special loan account will generally have different rates of investment return.
The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.
Taking out a loan on the policy increases the risk that the policy may lapse because of the difference between the interest rate charged on the loan and the interest rate credited to the special loan account. When a loan is outstanding, the amount in the loan account is not available to help pay for any policy charges. If, after deducting your policy loan, there is not enough policy value to cover the policy charges, your policy could lapse. Also, when a loan is outstanding, the amount in the loan account is not available to help pay for any policy charges. If, after deducting your policy loan, there is not enough policy value to cover the policy charges, your policy could lapse. Whenever the outstanding loan equals or exceeds your policy value after the insured person reaches age 121, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee’s last known address) specifying the amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period. Policy loans may also result in adverse tax consequences under certain circumstances (see “Tax considerations”).
Description of charges at the policy level
Deduction from premium payments
•	Premium charge - A charge to help defray our sales costs and related taxes. The current charge is 8% is deducted from all premiums paid in the first policy year. A premium charge of 6% is deducted from all premiums paid in policy years 2-10. A premium charge of 2% is deducted from all premiums paid in policy years 11 and thereafter. We will stop accepting premium payments at and after the life insured's age 121 (see “Coverage at and after age 121”).
Deductions from policy value
•	Administrative charge - A monthly charge to help cover our administrative costs. This is a flat dollar charge of $20 per month that will cease at and after the insured person reaches age 121.
•	Face Amount charge - A monthly charge for the first ten policy years, to primarily help cover sales costs. To determine the charge we multiply the amount of Face Amount at issue by a rate that varies by the insured person's sex, age, death benefit option and risk classification at issue.
•	Cost of insurance charge - A monthly charge for the cost of insurance. To determine the charge, we multiply the net amount of insurance for which we are then at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance rates. The cost of insurance rates that we currently apply are generally less than the maximum rates, and the current rates will never be more than the maximum rates shown in the policy. Cost of insurance charges will cease at and after the insured person reaches age 121. The cost of insurance rates we use will depend on the age at issue, the insurance risk characteristics and (usually) sex of the insured person, and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person's age increases. (The insured person's “age” on any date is his or her age on the birthday nearest that date.) For death benefit Option 1, the net amount at risk is equal to the greater of zero, or the result of (a) minus (b) where:
    (a) is the death benefit as of the first day of the Policy Month, divided by 1.0016516; and
    (b) is the policy value as of the first day of the Policy Month after the deduction of all other monthly deductions.
Since the net amount at risk for death benefit Option 1 is based on a formula that includes as factors the death benefit and the policy value, the net amount at risk is affected by the investment performance of the investment accounts chosen, payment of premiums and charges assessed.
If the minimum death benefit is greater than the Face Amount, the cost of insurance charge will reflect the amount of that additional benefit.
For death benefit Option 2, the net amount at risk is equal to the Face Amount of insurance divided by 1.0016516.
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•	Asset-based risk charge - A monthly charge to help cover sales, administrative and other costs. The charge is a percentage of that portion of your policy value allocated to investment accounts. This charge is not currently imposed but we reserve the right to do so. Any charge would cease at and after the insured person reaches age 121.
•	Supplementary benefits charges - A charge for any supplementary insurance benefits added to the policy by means of a rider.
•	Loan interest rate - We will charge interest on any amount you borrow from your policy. The interest charged on any loan is an effective annual rate of 3.25% in the first ten policy years, although we reserve the right to increase the annual rate to 3.50%. After the tenth policy year, the effective annual rate is 2.00%, although we reserve the right to increase the percentage to 2.25% (see “Policy loans”).
•	Transfer fee - We currently do not impose a fee upon transfers of policy value among the investment options, but reserve the right to impose a fee of up to $25 for any transfer beyond an annual limit (which will not be less than 12) to compensate us for the costs of processing these transfers (see “Market timing and disruptive trading practices”).
•	Surrender charge - A charge we deduct if the policy lapses or is surrendered, or if the Face Amount is reduced within the first ten policy years. We deduct this charge to compensate us for sales expenses that we would otherwise not recover in the event of early lapse, a surrender or a reduction in Face Amount. The surrender charge amount is determined by a formula that is set out in your policy, and is impacted by your age, sex, risk classification, Face Amount and the amount of premiums paid in policy year 1. The surrender charge decreases each month and becomes zero at the end of the tenth policy year.
The surrender charge is equal to the lesser of (a) and (b), multiplied by the Surrender Charge Grading Factor in your policy, where
    (a) is a surrender charge for the Face Amount at issue, indicated in the Policy Specifications page of the policy, less the result of 4.11% multiplied by the sum of premiums paid in the first policy year, and
    (b) is an alternate surrender charge for the Face Amount at issue, also indicated in the Policy Specifications page of the policy
Both calculations (a) and (b) are intended to enable us to recoup acquisition expenses incurred in relation to the sale of your policy. The calculation in (a) limits the surrender charge amount in some cases to make sure that your policy conforms to applicable state non-forfeiture laws.
For an example showing how the surrender charge is determined, assume a policy on a male age 45 nonsmoker, providing a $1,000,000 death benefit Option 2 with no riders, paying a Target Premium of $19,790 as of policy year 1, and subject to an applicable Surrender Charge Grading Factor of 100% in policy year 1.
To determine the surrender charge in (a), we subtract from $27,720 the product of 4.11% multiplied by the sum of premiums paid in policy year 1 ($19,790). The result is $26,906.63 – i.e., $27,720 – 4.11% x $19,790 = $26,906.63. We then compare this to the surrender charge amount in (b) indicated in the Policy Specifications page. In our example above, the surrender charge amount in (b) is $34,820.
The lesser of the amounts in (a) and (b) is the $26,906.63, which is the amount derived from the calculation in (a), and thus, that is the amount of the surrender charge that would be applied. In this example, where the surrender occurs in the first policy year, the Surrender Charge Grading Factor that would be applied to the surrender charge is 100%, and therefore the surrender charge for this example is $26,906.63– i.e., $26,906.63 x 100% = $26,906.63. The surrender charge is dependent upon the policy year during which a reduction in Face Amount, lapse or surrender occurs, and the Surrender Charge Grading Factor percentage is graded down over the policy duration until the tenth policy year.
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Policy Year	Percentage Applied
1	100%
2	96%
3	92%
4	89%
5	85%
6	81%
7	77%
8	67%
9	55%
10	38%
11+	0%
The above table applies only if the insured person is age 45 at issue. A pro-rata portion of the surrender charge will be payable upon any approved reduction in the Face Amount that reduces the Face Amount to an amount that is below the Face Amount at issue (see “Surrender charge”). For Face Amount reductions, an additional 10% of the Face Amount at issue is also exempt from the partial surrender charge. This 10% surrender charge exemption does not apply to full surrenders or net cash surrender withdrawals (see “Surrenders and withdrawals – Withdrawals” and “Requesting a decrease in coverage”). The pro-rata charge is calculated by dividing the reduction in Face Amount by the Face Amount immediately prior to the reduction and then multiplying the applicable surrender charge by that ratio.
Additional information about how certain policy charges work
Sales expenses and related charges
The premium and Face Amount charges help to compensate us for the cost of selling our policies (see “Description of charges at the policy level”). The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policies. To the extent that the premium and Face Amount charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including the asset-based risk charge and other charges with respect to the policies, or from our general assets. Similarly, administrative expenses not fully recovered by the administrative charge may also be recovered from such other sources.
Method of deduction
We deduct the monthly deductions described in the Fee Tables section from your policy’s investment accounts in proportion to the amount of policy value you have in each, unless otherwise specified by you.
Special purchase programs for eligible classes
With respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us, we may offer the policies with reduced charges or with additional or enhanced features or benefits. We will make these programs available in accordance with our established administrative procedures in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for such a program are: (i) the nature of the association and its organizational framework; (ii) the method by which sales will be made to the members of the class; (iii) the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; (iv) the anticipated lapse and surrender rates of the policies; (v) the size of the class of associated individuals and the number of years it has been in existence; (vi) the aggregate amount of premiums paid; and (vii) any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges or feature or benefit enhancement will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.
The Statement of Additional Information (the “SAI”) contains additional information about any special purchase program we currently make available. For information as to how you may obtain a copy of the SAI, please see the last page of this prospectus.
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Other charges we could impose in the future
Except for a portion of the premium charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, income taxes attributable to any subaccount of the Separate Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected fixed or investment accounts. However, we expect that no such charge will be necessary.
A portion of the premium charge is used to cover premium taxes. Currently, the premium tax in New York is 0.7% of each premium payment.
Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in New York state or local tax laws, we may make charges for such taxes.
Description of charges at the portfolio level
The portfolios must pay investment management fees and other operating expenses. These fees and expenses (shown in the tables of portfolio annual expenses under “Fee Tables”) are different for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any investment accounts you select. Expenses of the portfolios are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.
Other policy benefits, rights and limitations
Optional supplementary benefit riders you can add
When you apply for a policy, you can request any of the optional supplementary benefit riders that we then make available. Our rules and procedures will govern eligibility for any rider and, in some cases, the configuration of the actual rider benefits. Each rider contains specific details that you should review before you decide to choose the rider. Charges for the riders will be deducted from the policy value. We may change these charges (or the rates that determine them), but not above any applicable maximum amount stated in the Policy Specifications page of your policy. We may add to, delete from or modify the list of optional supplementary benefit riders.
•	Overloan Protection Rider - This rider will prevent your policy from lapsing on any date if policy debt exceeds the death benefit. The benefit is subject to a number of eligibility requirements relating to, among other things, the number of years the policy has been in force, the attained age of the life insured, the death benefit option elected and the tax status of the policy.
When the Overloan Protection Benefit in this rider is invoked, all values in the investment accounts are immediately transferred to the fixed account, described below, and will continue to grow at the current fixed account interest rate. Transfer fees do not apply to these transfers. Thereafter, policy changes and transactions are limited as set forth in the rider; for example, death benefit increases or decreases, additional premium payments, policy loans, withdrawals, surrender and transfers are no longer allowed. Any outstanding policy debt will remain. Interest will continue to be charged at the policy's specified loan interest rate, and the policy's loan account will continue to be credited with the policy's loan interest credited rate. Any applicable No-Lapse Guarantee under the policy no longer applies, and any supplementary benefit rider requiring a monthly deduction will automatically be terminated.
When the Overloan Protection Rider causes the policy to be converted into a fixed policy, there is risk that the Internal Revenue Service could assert that the policy has been effectively terminated and that the outstanding loan balance should be treated as a distribution. Depending on the circumstances, all or part of such deemed distribution may be taxable as income. You should consult a tax adviser as to the risks associated with the Overloan Protection Rider.
Our obligations under the fixed account are backed by our general account assets. Our general account consists of assets owned by us other than those in the Separate Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead we guarantee that the policy value allocated to any fixed account will accrue interest daily at an effective annual rate that we determine without regard to the actual investment experience of the general account. The effective annual rate we declare for the fixed account will never be less than 2%. Because of exemptive and exclusionary provisions, interests
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in our fixed account have not been and will not be registered under the Securities Act of 1933 (“1933 Act”) and our general account has not been registered as an investment company under the 1940 Act.
•	Accelerated Benefit Rider - This rider provides for acceleration of payment of a portion of the death benefit should the insured person become terminally ill and have a life expectancy of one year or less. You must meet the following conditions before we pay the benefit.
•	You must provide written evidence satisfactory to us that the life insured is terminally ill and has a life expectancy of one year or less.
•	We must have a signed consent of any irrevocable beneficiary and any assignee.
•	You must claim the benefit voluntarily. We will not pay the benefit if you are claiming it to satisfy creditors or for government benefits.
If you satisfy the above conditions, we will pay you 50% of the eligible death benefit, up to a maximum of $1,000,000. We will not make a payment if it would be less than $10,000. Payment of the benefit will reduce your death benefit and any cash value or loan value under your policy. You should consult your tax adviser and social service agencies before you decide to receive the benefit under this rider. This rider is only available with policies that are individually owned.
Variations in policy terms
We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under “Special purchase programs for eligible classes.” No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.
Any variation discussed above will be made only in accordance with uniform rules that we adopt and that we apply fairly to our customers.
Procedures for issuance of a policy
Generally, the policy is available with a minimum Face Amount at issue of $50,000. At the time of issue, the insured person must have an attained age of no more than 90. The insured person must meet certain health and other insurance risk criteria called “underwriting standards.” Our underwriting standards for the issuance of the policy do not require the proposed insured to undergo a medical examination. Although these standards are more convenient, the policy charges are set to reflect a higher risk assumed by us under a policy underwritten in this way, and you may find that a policy subject to a more rigorous (“full”) underwriting is more appropriate for you. Please discuss these considerations with your registered representative.
Commencement of insurance coverage
After you apply for a policy, it can take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person's risk classification should be. After we approve an application for a policy and assign an appropriate insurance risk classification, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under “Temporary coverage prior to policy delivery” below).
The policy will take effect only if all of the following conditions are satisfied:
•	The policy is delivered to and received by the applicant.
•	The Minimum Initial Premium is received by us.
•	The insured person is living and there has been no deterioration in the insurability of the insured person since the date of the application.
The date all of the above conditions are satisfied is referred to in this prospectus as the “Contract Completion Date.” If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the “Policy Date.” That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the Policy Date.
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Backdating
Under limited circumstances, we may backdate a policy, upon request, by assigning a Policy Date earlier than the date the application is signed. However, in no event will a policy be backdated earlier than six months from the date of application for the policy, the earliest date allowed by New York state law. The most common reasons for backdating are to preserve a younger age at issue for the insured person or to retain a common monthly deduction date in certain corporate-owned life insurance cases involving multiple policies issued over time. If used to preserve age, backdating will result in lower insurance charges. However, monthly deductions will begin earlier than would otherwise be the case. Monthly deductions for the period the Policy Date is backdated will actually be deducted from policy value on the Contract Completion Date.
Temporary coverage prior to policy delivery
If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the Temporary Life Insurance Agreement and Receipt attached to the application for the policy, including conditions to coverage and limits on amount and duration of coverage.
Monthly deduction dates
Each charge that we deduct monthly is assessed against your policy value at the close of business on the Policy Date and at the close of the first day in each subsequent policy month.
Changes that we can make as to your policy
We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.
In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. These changes include the following:
•	Changes necessary to comply with or obtain or continue exemptions under the Federal securities laws.
•	Combining or removing investment accounts.
•	Changes in the form of organization of any separate account.
Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.
The owner of the policy
Who owns the policy? That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment accounts in which to invest or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term “you” in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.
While the insured person is alive, you will have a number of options under the policy. These options include those listed below:
•	Determine when and how much you invest in the various investment accounts.
•	Borrow or withdraw amounts you have in the investment accounts.
•	Change the beneficiary who will receive the death benefit.
•	Change the amount of insurance.
•	Turn in (i.e., “surrender”) the policy for the full amount of its net cash surrender value.
•	Choose the form in which we will pay out the death benefit or other proceeds.
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It is possible to name so-called “joint owners” of the policy. If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.
Policy cancellation right
You have the right to cancel your policy within ten days after you receive it (the period may be longer in some states). This is often referred to as the “free look” period. During this period, your premiums will be allocated as described under “Processing premium payments” in this prospectus. To cancel your policy, simply deliver or mail the policy to:
•	John Hancock NY at either of the addresses shown on the back cover of this prospectus, or
•	the John Hancock NY representative who delivered the policy to you.
The date of cancellation will be the date of such mailing or delivery. You will receive a refund of any premiums you've paid.
Reports that you will receive
At least annually, we will send you a statement setting forth at least the following information as of the end of the most recent reporting period: the amount of the death benefit, the portion of the policy value in each investment account, premiums received and charges deducted from premiums since the last report, any outstanding policy loan (and interest charged for the preceding policy year), and any further information required by law. Moreover, you also will receive confirmations of premium payments, transfers among investment accounts, policy loans, partial withdrawals and certain other policy transactions.
Semi-annually we will send you a report containing the financial statements of the portfolios, including a list of securities held in each portfolio.
Assigning your policy
You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive a copy of the assignment at our Service Office. Nor are we responsible for the validity of the assignment or its efficacy in meeting your objectives. An absolute assignment is a change of ownership. All collateral assignees of record must usually consent to any surrender, withdrawal or loan from the policy.
When we pay policy proceeds
General
We will ordinarily pay any death benefit, withdrawal, surrender value or loan within seven days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don't have information about the desired manner of payment within seven days after the date we receive documentation of the insured person's death, we will pay the proceeds as a single sum.
Delay to challenge coverage
We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond the time limit that is specified in your policy, which is generally two years from the Issue Date.
Delay for check clearance
We reserve the right to defer payment of that portion of your policy value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed fifteen days) to allow the check to clear the banking system. We will not delay payment longer than necessary for us to verify a check has cleared the banking system.
Delay of separate account proceeds
We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from an investment account if (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the
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New York Stock Exchange is restricted; (2) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy value; or (3) the SEC by order permits the delay for the protection of owners. Transfers and allocations of policy value among the investment accounts may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.
How you communicate with us
General rules
You should mail or express all checks and money orders for premium payments and loan repayments to the John Hancock NY Service Office at the appropriate address shown on the back cover.
Under our current rules, certain requests must be made in writing and be signed and dated by you. Those requests include the following.
•	loans
•	surrenders or withdrawals
•	change of death benefit option
•	increase or decrease in Face Amount
•	change of beneficiary
•	election of payment option for policy proceeds
•	tax withholding elections
•	election of telephone/internet transaction privilege
The following requests may be made either in writing (signed and dated by you) or by telephone or fax or through the Company's secured website, if a special form is completed (see “Telephone, facsimile and internet transactions” below).
•	transfers of policy value among investment accounts
•	change of allocation among investment accounts for new premium payments
You should mail or express all written requests to our Service Office at the appropriate address shown on the back cover. You should also send notice of the insured person's death and related documentation to our Service Office. We do not consider that we’ve “received” any communication until such time as it has arrived at the proper place and in the proper and complete form.
We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from our Service Office or your John Hancock NY representative. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn’t include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered “received” by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.
Telephone, facsimile and internet transactions
If you complete a special authorization form, you can request transfers among accounts and changes of allocation among investment accounts simply by telephoning us at 1-877-391-3748, Option 4, or by faxing us at 1-416-926-5809 or through the Company's secured website. Any fax or internet request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment accounts involved. We will honor telephone and internet instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone/internet transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line or internet usage. If this occurs, you should submit your request in writing.
If you authorize telephone or internet transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or internet instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions which are reasonably designed to confirm that instructions received by telephone or
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internet are genuine. These procedures include requiring personal identification, the use of a unique password for internet authorization, recording of telephone calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone or internet are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.
As stated earlier in this prospectus, the policies are not designed for professional market timing organizations or other persons or entities that use programmed, large or frequent transfers among investment options. To discourage disruptive trading, we have imposed certain transfer restrictions (see “Transfers of existing policy value”). In addition, we also reserve the right to change our telephone, facsimile and internet transaction privileges outlined in this section at any time, and to suspend or terminate any or all of those privileges with respect to any owners who we feel are abusing the privileges to the detriment of other owners.
Distribution of policies
John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with us, is the principal distributor and underwriter of the securities offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the Trust, whose securities are used to fund certain investment accounts under the policies and under other annuity and life insurance products we offer.
JH Distributors' principal address is 601 Congress Street, Boston, MA 02210 and it also maintains offices with us at 197 Clarendon Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).
We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. Our affiliate, Signator Investors, Inc., is one such broker-dealer. In addition, we, either directly or through JH Distributors, have entered into agreements with other financial intermediaries that provide marketing, sales support and certain administrative services to help promote the policies (“financial intermediaries”). In a limited number of cases, we have entered into loans, leases or other financial agreements with these broker-dealers or financial intermediaries or their affiliates.
Compensation
The broker-dealers and other financial intermediaries that distribute or support the marketing of our policies may be compensated by means of various compensation and revenue sharing arrangements. A general description of these arrangements is set out below under “Standard compensation” and “Additional compensation and revenue sharing.” These arrangements may differ between firms, and not all broker-dealers or financial intermediaries will receive the same compensation and revenue sharing benefits for distributing our policies. Also, a broker-dealer may receive more or less compensation or other benefits for the promotion and sale of our policy than it would expect to receive from another issuer.
Under their own arrangements, broker-dealers determine how much of any amounts received from us is to be paid to their registered representatives. Our affiliated broker-dealer, Signator Investors, Inc., may pay its registered representatives additional compensation and benefits, such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies.
Policy owners do not pay any compensation or revenue sharing benefits directly. These payments are made from JH Distributors’ and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying fund’s distribution plan (“12b-1 fees”), the fees and charges imposed under the policy and other sources.
You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a policy. We provide additional information on special compensation or reimbursement arrangements involving broker-dealers and other financial intermediaries in the Statement of Additional Information, which is available upon request.
Standard compensation. JH Distributors pays compensation to broker-dealers for the promotion and sale of the policies, and for providing ongoing service in relation to policies that have already been purchased. We may also pay a limited number of broker-dealers commissions or overrides to “wholesale” the policies; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling.
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The compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement. The compensation paid is not expected to exceed 137% of target premium paid in the first policy year, 30% of target premium paid in year 2 and 8% of target premium paid in years 3-10. Compensation paid on any premium in excess of target will not exceed 10% in any year. This compensation schedule is exclusive of additional compensation and revenue sharing and inclusive of overrides and expense allowances paid to broker-dealers for sale of the policies (not including riders).
Additional compensation and revenue sharing. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may enter into special compensation or reimbursement arrangements (“revenue sharing”), either directly or through JH Distributors, with selected broker-dealers and other financial intermediaries. In consideration of these arrangements, a firm may feature our policy in its sales system, give us preferential access to sales staff, or allow JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force. We hope to benefit from these revenue sharing and other arrangements through increased sales of our policies.
Selling broker-dealers and other financial intermediaries may receive, directly or indirectly, additional payments in the form of cash, other compensation or reimbursement. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's “due diligence” examination of the policies, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public or client seminars, advertising and sales campaigns regarding the policies, payments to assist a firm in connection with its systems, operations and marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions, and/or other contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash or other rewards as may be permitted under FINRA rules and other applicable laws and regulations.
Tax considerations
This description of Federal income tax consequences is only a brief summary and is neither exhaustive nor authoritative. It was written to support the promotion of our products. It does not constitute legal or tax advice, and it is not intended to be used and cannot be used to avoid any penalties that may be imposed on you. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax adviser. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively. The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted for advice.
General
We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of the Separate Account in our taxable income and take deductions for investment income credited to our policy holder reserves. We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge the Separate Account for any resulting income tax costs, other than a charge we may impose against the Separate Account to compensate us for the cost of a delay in the deductibility of deferred acquisition costs (the “DAC tax” adjustment) pursuant to section 848 of the Internal Revenue Code. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the series funds. These benefits can be material. We do not pass these benefits through to the Separate Account, principally because: (i) the deductions and credits are allowed to us and not the policy owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on the Separate Account assets that is passed through to policy owners.
The policies permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the policies or the Separate Account. Currently, we do not anticipate making any specific charge for such taxes other than any DAC tax charge and premium taxes where applicable. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.
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Death benefit proceeds and other policy distributions
Generally, death benefits paid under policies such as yours are not subject to income tax unless policy ownership has been transferred in exchange for payment. Earnings on your policy value are ordinarily not subject to income tax as long as we don’t pay them out to you. If we do pay out any amount of your policy value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax. Any portion not treated as a return of your premiums would be includible in your income.
Please note that certain distributions associated with a reduction in death benefit or other policy benefits within the first fifteen years after issuance of the policy are ordinarily taxable in whole or in part. Amounts you borrow are generally not taxable to you.
However, some of the tax rules change if your policy becomes a modified endowment contract. This can happen if you’ve paid premiums in excess of limits prescribed by the tax laws. In that case, additional taxes and penalties may be payable for policy distributions of any kind, including loans. (See “7-pay premium limit and modified endowment contract status” below.)
We expect the policy to receive the same Federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code defines a life insurance contract for Federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy the guideline premium test. This test limits the amount of premium that you may pay into the policy. We will monitor compliance with this standard. If we determine that a policy does not satisfy section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with section 7702.
If the policy complies with section 7702, the death benefit proceeds under the policy ordinarily should be excludable from the beneficiary’s gross income under section 101 of the Internal Revenue Code. (As noted above, a transfer of the policy for valuable consideration may limit the exclusion of death benefits from the beneficiary's income.)
Increases in policy value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are received through actual or deemed distributions. In general, unless the policy is a modified endowment contract, the owner will be taxed only on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy's death benefit or any other change that reduces benefits under the policy in the first fifteen years after the policy is issued and that results in a cash distribution to the policy owner. Changes that reduce benefits include partial withdrawals, death benefit option changes, and distributions required to keep the policy in compliance with section 7702. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it were a result of the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in section 7702. The taxable amount is subject to limits prescribed in section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).
Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy’s ownership.
It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under the Internal Revenue Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of amounts permitted under section 7702, or if any of the funds failed to meet certain investment diversification or other requirements of the Internal Revenue Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.
Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her estate for purposes of the Federal estate tax. If the owner is not the person insured, the value of the policy will be includible in the owner's estate upon his or her death. Even if ownership has been transferred, the death proceeds or the policy value may be includible in the former owner's estate if the transfer occurred less than three years before the former owner's death or if the former owner retained certain kinds of control over the policy. You should consult your tax adviser regarding these possible tax consequences.
37

Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy’s ownership or making any assignment of ownership interests.
Policy loans
We expect that, except as noted below (see “7-pay premium limit and modified endowment contract status”), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason other than the payment of the death benefit, an amount equal to any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums required to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.
Diversification rules and ownership of the Separate Account
Your policy will not qualify for the tax benefits of a life insurance contract unless the Separate Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have “investor control” over the underlying assets.
In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for Federal income tax purposes, of the assets of the Separate Account used to support the policy. In those circumstances, income and gains from the Separate Account assets would be includible in the policy owner's gross income. The Internal Revenue Service (“IRS”) has stated in published rulings that a variable policy owner will be considered the owner of Separate Account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 (T.D. 8101) stated that guidance would be issued in the form of regulations or rulings on “the extent to which policyholders may direct their investments to particular sub-accounts of a Separate Account without being treated as owners of the underlying assets.” As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.
The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of Separate Account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy’s proportionate share of the assets of the Separate Account.
We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the funds will be able to operate as currently described in the series funds' prospectuses, or that a series fund will not have to change any fund's investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.
7-pay premium limit and modified endowment contract status
At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.
The 7-pay limit at any time during the first seven contract years is the total of net level premiums that would have been payable at or before that time under a comparable fixed policy that would be fully “paid-up” after the payment of seven equal annual premiums. “Paid-up” means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first seven policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.
Policies classified as modified endowment contracts are subject to the following tax rules:
•	First, all withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the withdrawal over the investment in the policy at such time. If
38

you own any other modified endowment contracts issued to you in the same calendar year by the same insurance company or its affiliates, their values will be combined with the value of the policy from which you take the withdrawal for purposes of determining how much of the withdrawal is taxable as ordinary income.
•	Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.
•	Third, a 10% additional penalty tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:
•	is made on or after the date on which the policy owner attains age 59½;
•	is attributable to the policy owner becoming disabled; or
•	is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary.
These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.
Furthermore, any time there is a “material change” in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.
Moreover, under a policy insuring a single life, if there is a reduction in benefits (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during a 7-pay testing period, the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested from the beginning of the 7-pay testing period using the lower limit. If the premiums paid to date at any point during the 7-pay testing period are greater than the recalculated 7-pay limit, the policy will become a modified endowment contract. If your policy is a survivorship policy, a reduction in benefits under the policy at any time will require re-testing. For such a policy the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested, using the lower limit, from the date it was issued. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
If your policy is issued as a result of an exchange subject to section 1035 of the Internal Revenue Code, it may be considered to be a modified endowment contract if the death benefit under the new policy is smaller than the death benefit under the exchanged policy, or if you reduce coverage in your new policy after it is issued. Therefore, if you desire to reduce the face amount as part of a 1035 exchange, a qualified tax adviser should be consulted for advice. A new policy issued in exchange for a modified endowment contract will also be a modified endowment contract regardless of any change in the death benefit.
All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the rules on taxation of withdrawals from modified endowment contracts. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
Corporate and H.R. 10 retirement plans
The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of section 401 of the Internal Revenue Code. If so, the Internal Revenue Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Internal Revenue Code.
Withholding
To the extent that policy distributions to you are taxable, they are generally subject to withholding for your Federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions. Electing to have no withholding will not reduce your tax liability and may expose you to penalties under the rules governing payment of estimated taxes.
39

Life insurance purchases by residents of Puerto Rico
In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax.
Life insurance purchases by non-resident aliens
If you are not a U.S. citizen or resident, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.
Life insurance owned by citizens or residents living abroad
If you are a U.S. citizen or permanent resident living outside the United States, you are still subject to income taxation by the United States. Since many countries tax on the basis of domicile, you may also be subject to tax in the country or territory in which you are living. The tax-deferred accumulation of gain that a life insurance policy provides under United States tax law may not be available under the tax laws of the country in which you are living. If you are living outside the United States or planning to do so, you should consult with a qualified tax adviser before purchasing or retaining ownership of a policy. If your policy is issued as a result of an exchange of a policy owned or issued outside the United States, you may be subject to tax in the country or territory in which you reside. You should consult with a qualified tax adviser before exchanging your policy issued outside of the United States for one issued within the United States.
Financial statements reference
The financial statements of John Hancock NY and the Separate Account can be found in the SAI. The financial statements of John Hancock NY should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of John Hancock NY to meet its obligations under the policies. Our general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions.
Registration statement filed with the SEC
This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.
Independent registered public accounting firm
The statutory-basis financial statements of John Hancock Life Insurance Company of New York at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of John Hancock Life Insurance Company of New York Separate Account B at December 31, 2016, and for each of the two years in the period ended December 31, 2016, appearing in this Prospectus and Registration Statement have been audited by Ernst &Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
40

In addition to this prospectus, John Hancock NY has filed with the SEC an SAI that contains additional information about John Hancock NY and the Separate Account, including information on our history, services provided to the Separate Account, legal and regulatory matters and the audited financial statements for John Hancock NY and the Separate Account. The SAI and personalized illustrations of death benefits, policy values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock NY representative. The SAI may be obtained by contacting the John Hancock NY Service Office. You should also contact the John Hancock NY Service Office to request any other information about your policy or to make any inquiries about its operation.
JOHN HANCOCK NY SERVICE OFFICE
Overnight Express Delivery	Mail Delivery
Life Post Issue John Hancock Insurance Company 30 Dan Road, Suite #55979 Canton, MA 02021	Life Post Issue John Hancock Life Insurance Company PO Box 55979 Boston, MA 02205
Phone:	Fax:
1-877-391-3748, Option 4	1-617-572-1571
Information about the Separate Account (including the SAI) can be reviewed and copied at the SEC’s Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. Reports and other information about the Account are available on the SEC’s Internet website at http://www.sec.gov. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.
1940 Act File No. 811-8329—1933 Act File No. 333-194819

Statement of Additional Information
dated May 1, 2017
for interests in
John Hancock Life Insurance Company of New York Separate Account B
(Name of Registrant)
JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
(“John Hancock NY”)
(Name of Depositor)
This is a Statement of Additional Information (“SAI”). It is not the prospectus. The prospectus, dated the same date as this SAI, may be obtained from a John Hancock NY representative or by contacting our Service Office by mail at Life Post Issue, John Hancock Insurance Company, PO Box 55979, Boston, MA 02205, or telephone at 1-800-827-4546.

Description of the Depositor
Under the Federal securities laws, the entity responsible for organization of the registered separate account underlying the variable life insurance policy is known as the “Depositor.” The Depositor is John Hancock NY, a stock life insurance company organized under the laws of New York in 1992. We are a licensed life insurance company in the state of New York. Until 2004, John Hancock NY had been known as The Manufacturers Life Insurance Company of New York.
John Hancock NY is a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.), a life insurance company domiciled in Michigan. Our ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.
Description of the Registrant
Under the Federal securities laws, the registered separate account underlying the variable life insurance policy is known as the “Registrant.” John Hancock Life Insurance Company of New York Separate Account B (the “Registrant” or “Separate Account”), is a separate account established by the Depositor under NY law. The variable investment options shown on page 1 of the prospectus are subaccounts of the Separate Account. The Separate Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Such registration does not involve supervision by the Securities and Exchange Commission (“SEC”) of the management of the Separate Account or of the Depositor.
New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.
Services
Administration of policies issued by the Depositor and of registered separate accounts organized by the Depositor may be provided by other affiliates. Neither the Depositor nor the separate accounts are assessed any charges for such services.
Custodianship and depository services for the Registrant are provided by State Street Investment Services (“State Street”). State Street’s address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts, 02111.
Independent registered public accounting firm
The statutory-basis financial statements of John Hancock Life Insurance Company of New York at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of John Hancock Life Insurance Company of New York Separate Account B at December 31, 2016, and for each of the two years in the period ended December 31, 2016, appearing in this Prospectus and Registration Statement have been audited by Ernst &Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Legal and Regulatory Matters
There are no legal proceedings to which the Depositor, the Separate Account or the principal underwriter is a party or to which the assets of the Separate Account are subject that are likely to have a material adverse effect on the Separate Account or the ability of the principal underwriter to perform its contract with the Separate Account or of the Depositor to meet its obligations under the policies.
Principal Underwriter/Distributor
John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with the Depositor, is the principal distributor and underwriter of the securities offered through the prospectus. JH Distributors acts as the principal distributor of a number of other life insurance and annuity products we and our affiliates offer or maintain. JH Distributors also acts as the principal underwriter of John Hancock Variable Insurance Trust (the “Trust”), whose securities are used to fund certain variable investment options under the policies and under other life insurance and annuity products we offer or maintain.

JH Distributors' principal address is 601 Congress Street, Boston, MA 02210, and it also maintains offices with us at 197 Clarendon Street, Boston, MA 02116. JH Distributors is a broker-dealer registered under the Securities Act of 1934 (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).
We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. Our affiliate Signator Investors, Inc. is one such broker-dealer.
The aggregate dollar amount of underwriting commissions paid to JH Distributors by the Depositor and its affiliates in connection with the sale of variable life products in 2016, 2015, and 2014, was $100,416,732, $120,545,566, and, 132,392,739, respectively. JH Distributors did not retain any of these amounts during such periods.
The registered representative through whom your policy is sold will be compensated pursuant to the registered representative’s own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policy owners but will be recouped through the fees and charges imposed under the policy.
Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms and other financial intermediaries. The terms of such arrangements may differ among firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:
•	Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm’s conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.
•	Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.
•	Payments based upon “assets under management”: These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates’) insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.
Our affiliated broker-dealer, Signator Investors, Inc., may pay its respective registered representatives additional cash incentives, such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies.
Additional Information About Charges
A policy will not be issued until the underwriting process has been completed to our satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information. This information is then used to determine the cost of insurance charge.
Special purchase programs for eligible classes
The policy may be available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. We reserve the right to reduce any of the policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modifications, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. We may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.
3

333-85296	333-131134	333-152408
333-88972	333-132905	333-153253
333-33504	333-141693	333-157213
333-100664	333-148992	333-179571
333-127543	333-151631	333-193995
333-131139		333-194819
4

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS AND SUPPLEMENTARY INFORMATION

John Hancock Life Insurance Company of New York

For the Years Ended December 31, 2016, 2015 and 2014

With Report of Independent Auditors

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS AND SUPPLEMENTARY INFORMATION

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Report of Independent Auditors

The Board of Directors and Stockholder

John Hancock Life Insurance Company of New York

We have audited the accompanying statutory-basis financial statements of John Hancock Life Insurance Company of New York (the Company), which comprise the balance sheets as of December 31, 2016 and 2015 and the related statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2016 and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2, to meet the requirements of New York the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 2. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2016 and 2015, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2016.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016 in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.

/s/ Ernst & Young LLP

Boston, Massachusetts

March 29, 2017

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS – STATUTORY-BASIS

	December 31,
	2016	2015

	(in millions)
Admitted assets
Cash and invested assets:
Bonds	$4,927	$4,636
Stocks:
Preferred stocks	7	-
Common stocks	153	76
Investments in affiliates	-	55
Mortgage loans on real estate	789	806
Real estate:
Investment properties	229	181
Cash, cash equivalents and short-term investments	10	72
Policy loans	104	170
Derivatives	752	756
Receivable for collateral on derivatives	9	4
Receivable for securities	1	1
Other invested assets	654	402

Total cash and invested assets	7,635	7,159
Investment income due and accrued	86	79
Premiums due and deferred	20	17
Amounts recoverable from reinsurers	22	23
Funds held by or deposited with reinsured companies	920	930
Net deferred tax asset	89	83
Other reinsurance receivable	31	16
Amounts due from affiliates	390	579
Other assets	11	56
Assets held in separate accounts	7,503	7,448

Total admitted assets	$16,707	$16,390

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS – STATUTORY-BASIS – (CONTINUED)

	December 31,
	2016	2015

	(in millions)
Liabilities and capital and surplus
Liabilities:
Policy and contract obligations:
Policy reserves	$5,816	$5,675
Policyholders’ and beneficiaries funds	257	266
Dividends payable to policyholders	15	17
Policy benefits in process of payment	40	25
Other amount payable on reinsurance	41	411
Other policy obligations	1	2

Total policy and contract obligations	6,170	6,396
Payable to parent and affiliates	101	86
Transfers to (from) separate account, net	(31)	(38)
Asset valuation reserve	80	72
Reinsurance in unauthorized companies	10	7
Funds withheld from unauthorized reinsurers	334	331
Interest maintenance reserve	393	170
Current federal income taxes payable	204	-
Derivatives	456	468
Payables for collateral on derivatives	40	120
Other general account obligations	42	20
Obligations related to separate accounts	7,503	7,448

Total liabilities	15,302	15,080

Capital and surplus:
Common stock (par value $1; 3,000,000 shares authorized; 2,000,003 shares issued and outstanding at December 31, 2016 and 2015)	2	2
Paid-in surplus	913	913
Unassigned surplus	490	395

Total capital and surplus	1,405	1,310

Total liabilities and capital and surplus	$16,707	$16,390

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF OPERATIONS – STATUTORY-BASIS

	Years Ended December 31,
	2016	2015	2014

	(in millions)
Premiums and other revenues:
Life, long-term care and annuity premiums	$1,530	$1,751	$1,041
Consideration for supplementary contracts with life contingencies	9	12	23
Net investment income	314	335	380
Amortization of interest maintenance reserve	18	14	14
Commissions and expense allowance on reinsurance ceded	209	(34)	38
Reserve adjustment on reinsurance ceded	(427)	(8)	(7)
Separate account administrative and contract fees	103	110	114
Other revenue	40	30	21

Total premiums and other revenues	1,796	2,210	1,624

Benefits paid or provided:
Death, surrender and other contract benefits, net	1,334	1,361	1,392
Annuity benefits	182	164	242
Disability and long-term care benefits	1	1	1
Interest and adjustments on policy or deposit-type funds	(5)	10	7
Payments on supplementary contracts with life contingencies	9	8	7
Increase (decrease) in life and long-term care reserves	213	988	433

Total benefits paid or provided	1,734	2,532	2,082

Insurance expenses and other deductions:
Commissions and expense allowance on reinsurance assumed	83	164	99
General expenses	50	48	51
Insurance taxes, licenses and fees	7	9	5
Net transfers to (from) separate accounts	(347)	(469)	(517)
Investment income ceded	101	90	207
Other deductions	(78)	(113)	(99)

Total insurance expenses and other deductions	(184)	(271)	(254)

Income (loss) from operations before dividends to policyholders, federal income taxes and net realized capital gains (losses)	246	(51)	(204)

Dividends to policyholders	20	30	6

Income (loss) from operations before federal income taxes and net realized capital gains (losses)	226	(81)	(210)

Federal income tax expense (benefit)	85	(74)	(3)

Income (loss) from operations before net realized capital gains (losses)	141	(7)	(207)

Net realized capital gains (losses)	(61)	(11)	(25)

Net income (loss)	$80	$(18)	$(232)

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY-BASIS

	Common Stock	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus

	(in millions)
Balances at January 1, 2014	$2	$913	$369	$1,284

Net income (loss)			(232)	(232)
Change in net unrealized capital gains (losses)			134	134
Change in net deferred income tax			91	91
Decrease (increase) in non-admitted assets			(15)	(15)
Change in liability for reinsurance in unauthorized reinsurance			(2)	(2)
Decrease (increase) in asset valuation reserves			(41)	(41)
Change in surplus as a result of reinsurance			(11)	(11)
Other adjustments, net			7	7

Balances at December 31, 2014	2	913	300	1,215

Net income (loss)			(18)	(18)
Change in net unrealized capital gains (losses)			26	26
Change in net deferred income tax			(38)	(38)
Decrease (increase) in non-admitted assets			75	75
Change in liability for reinsurance in unauthorized reinsurance			(1)	(1)
Decrease (increase) in asset valuation reserves			(11)	(11)
Change in surplus as a result of reinsurance			55	55
Other adjustments, net			7	7

Balances at December 31, 2015	2	913	395	1,310

Net income (loss)			80	80
Change in net unrealized capital gains (losses)			17	17
Change in net deferred income tax			42	42
Decrease (increase) in non-admitted assets			(28)	(28)
Change in liability for reinsurance in unauthorized reinsurance			(3)	(3)
Decrease (increase) in asset valuation reserves			(8)	(8)
Change in surplus as a result of reinsurance			(17)	(17)
Other adjustments, net			12	12

Balances at December 31, 2016	$2	$913	$490	$1,405

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CASH FLOW – STATUTORY-BASIS

	Years Ended December 31,
	2016	2015	2014

	(in millions)
Operations
Premiums and other considerations collected, net of reinsurance	$1,537	$2,446	$1,064
Net investment income received	324	346	417
Separate account fees	103	110	114
Commissions and expenses allowance on reinsurance ceded	192	21	27
Miscellaneous income	50	(147)	18
Benefits and losses paid	(2,364)	(1,263)	(1,696)
Net transfers from (to) separate accounts	355	492	541
Commissions and expenses (paid) recovered	(179)	(228)	(262)
Dividends paid to policyholders	(22)	(1)	(7)
Federal and foreign income and capital gain taxes (paid) recovered	34	5	(39)

Net cash provided by operating activities	30	1,781	177

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	3,313	2,021	2,342
Stocks	62	1	4
Mortgage loans on real estate	40	138	91
Real estate	1	(1)	33
Other invested assets	63	32	17

Total investment proceeds	3,479	2,191	2,487

Cost of investments acquired:
Bonds	3,273	1,660	2,162
Stocks	85	70	2
Mortgage loans on real estate	24	187	27
Real estate	58	4	(2)
Other invested assets	300	243	117
Derivatives	60	14	37

Total cost of investments acquired	3,800	2,178	2,343
Net increase (decrease) in receivable/payable for securities and collateral on derivatives	(85)	(23)	116
Net (increase) decrease in policy loans	66	(9)	(18)

Net cash provided by (used in) investment activities	(340)	(19)	242

Financing and miscellaneous activities
Net deposits (withdrawals) on deposit-type contracts	(8)	(6)	(9)
Other cash provided (applied)	256	(1,796)	(332)

Net cash provided by (used in) financing and miscellaneous activities	248	(1,802)	(341)

Net increase (decrease) in cash, cash equivalents and short-term investments	(62)	(40)	78
Cash, cash equivalents and short-term investments at beginning of year	72	112	34

Cash, cash equivalents and short-term investments at end of year	$10	$72	$112

Non-cash investing activities during the year:
Premium, deposit type contracts and other operating activity for New York Life (“NYL”) 2015 reinsurance transaction and other affiliate transactions, net	$26	$1,395	$-
Transfer of invested assets for NYL 2015 reinsurance transactions and other affiliates, net	(26)	(1,395)	-

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1. Organization and Nature of Operations

John Hancock Life Insurance Company of New York (the “Company”) is a life insurance company organized on February 10, 1992 under the laws of the State of New York. The New York State Department of Financial Services (the “Insurance Department”) granted the Company a license to operate on July 22, 1992. The Company is a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“JHUSA”). JHUSA is a wholly-owned subsidiary of The Manufacturers Investment Corporation (“MIC”). MIC is a wholly-owned subsidiary of John Hancock Financial Corporation (“JHFC”), which is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company (“MLI”). MLI, in turn, is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian-based, publicly traded financial services holding company.

The Company provides a wide range of financial protection and wealth management products and services to both individual and institutional customers. Through its insurance operations, the Company offers a variety of individual life insurance products that are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing. The Company also offers a variety of retirement products to retirement plans. The Company distributes these products through multiple distribution channels, including insurance agents and affiliated brokers, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks.

Pursuant to a distribution agreement with the Company, John Hancock Distributors LLC (“JHD”), a registered broker-dealer and a wholly-owned subsidiary of JHUSA, acts as the principal underwriter of variable life contracts and other products issued by the Company.

The Company had two wholly-owned subsidiary C corporations for the purposes of owning real estate, John Hancock Illinois Real Estate Holdings, Inc. (“JHIREH”) and John Hancock California Real Estate Holdings, Inc. (“JHCREH”). These companies were dissolved and six single member LLCs were formed as of December 31, 2016 to hold the real estate. The LLCs are direct subsidiaries of, and wholly-owned by the Company.

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known and may impact the amounts reported and disclosed herein.

Basis of Presentation

These financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of practices prescribed or permitted by the State of New York. The New York Superintendent of the Insurance Department (the “Superintendent”) has the authority to prescribe or permit other specific practices that deviate from prescribed practices. NAIC SAP practices differ from accounting principles generally accepted in the United States (“GAAP”) as described below.

Investments: Investments in bonds not backed by other loans are principally stated at amortized cost using the constant yield (interest) method. Bonds can also be stated at the lesser of amortized cost or fair value based on their NAIC designated rating. Non-redeemable preferred stocks, which have characteristics of equity securities, are reported at cost or lower of cost or market value as determined by the Securities Valuation Office of the NAIC (“SVO”) rating, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

For bonds other than loan-backed and structured securities, the Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. The Company recognizes other-than-temporary impairment losses on bonds with unrealized losses when either of the following two conditions exist: the entity either (1) has the intent to sell the debt security or (2) is more likely than not to be required to sell the debt security before its anticipated recovery. Declines in value due to credit difficulties are also considered to be other-than-temporarily impaired when the

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Company does not have the intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in value. The entire difference between amortized cost and fair value on such bonds with credit difficulties is recognized as an impairment loss in income.

Loan-backed and structured securities (i.e., collateralized mortgage obligations) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discounts or amortization of premiums of such securities using either the retrospective or prospective methods. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities and such securities with NAIC designations of 3-6, which are valued using the prospective method. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the present value of estimated future cash flows using the original effective interest rate inherent in the security.

Common stocks are primarily reported at fair value based on quoted market prices and the related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustment for federal income taxes. There are no restrictions on common and preferred stocks.

Non-insurance subsidiaries, which have significant ongoing operations other than for the benefit of the Company and its affiliates, are reported at GAAP equity. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains (losses).

Realized capital gains (losses) on sales of securities are recognized using the first in, first out (“FIFO”) method. The cost basis of bonds, common and preferred stocks, and other invested assets is adjusted for impairments in value deemed to be other-than-temporary and such adjustments are reported as a component of net realized capital gains (losses).

Mortgage loans on real estate are reported at unpaid principal balances, less an allowance for impairments. Valuation allowances, if necessary, are established for mortgage loans on real estate based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable and the impairment is other-than-temporary, the mortgage loan is written down and a realized loss is recognized.

Real estate held for the production of income is reported at depreciated cost, net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost. Short-term investments include investments with maturities of one year or less and greater than three months at the date of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Derivative instruments that meet the criteria to qualify for hedge accounting are accounted for in a manner consistent with the item hedged (i.e., amortized cost or fair value with the related net unrealized capital gains (losses) reported in unassigned surplus along with any adjustment for federal income taxes). Derivative instruments that are entered into for other than hedging purposes or that do not meet the criteria to qualify for hedge accounting are accounted for at fair value, and the related changes in fair value are recognized as net unrealized capital gains (losses) reported in unassigned surplus, net of any adjustments for federal income taxes. Embedded derivatives are not accounted for separately from the host contract.

Other invested assets consist of ownership interests in partnerships and limited liability companies (“LLCs”) which are carried based on the underlying GAAP equity, with the exception of affordable housing tax credit properties, which are carried at amortized cost. The related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustments for federal income taxes. The Company records its share of income using the most recent financial information available, which is generally on a three month lag. Depending on the timing of receipt of the audited financial statements of these other invested assets, the investee level financial data may be up to one year in arrears.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Interest Maintenance and Asset Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains (losses) on sales of fixed income investments, principally bonds and mortgage loans, and interest-related hedging activities that are attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. That net deferral is reported as the interest maintenance reserve (“IMR”) in the accompanying Balance Sheets. Realized capital gains (losses) are reported in income, net of federal income tax and transferred to the IMR. The asset valuation reserve (“AVR”) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company.

Separate Accounts: Separate account assets and liabilities reported in the accompanying Balance Sheets represent funds that are separately administered, principally for annuity contracts and variable life insurance policies, and for which the contract holder, rather than the Company, bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts are generally reported at fair value. The operations of the separate accounts are not included in the Statements of Operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other revenue. Fees charged to contract holders, principally mortality, policy administration, and surrender charges are included in separate account administrative and contract fees. The assets in the separate accounts are not pledged to others as collateral or otherwise restricted. For the years ended December 31, 2016, 2015 and 2014, there were no gains (losses) on transfers of assets from the general account to the separate account.

Nonadmitted Assets: Certain assets designated as nonadmitted, principally deferred income taxes, the Company’s investment in John Hancock Investment Management Services, LLC (“JHIMS”), an affiliated company, furniture and equipment, and other assets not specifically identified as admitted assets within the NAIC SAP are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Policy Reserves: Reserves for life, annuity, and deposit-type contracts are developed by actuarial methods and are determined based on interest rates, mortality tables and valuation methods prescribed by the NAIC that will provide, in the aggregate, reserves that are greater than or equal to the maximum of guaranteed policy cash values or the amounts required by the Superintendent.

•

The Company waives deduction of deferred fractional premiums on the death of lives insured and annuity contract holders and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of Asset Adequacy Testing (“AAT”) indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in-force. The Company is holding an additional $335 million and $380 million of reserves at December 31, 2016 and 2015, respectively, as a result of asset adequacy analysis. At December 31, 2016 and 2015, the Company held reserves of $404 million and $343 million, respectively, on insurance in-force amounts for which gross premiums were less than net premiums according to the standard of valuation set by the State of New York.

•

Reserves for individual life insurance policies are maintained using the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality Tables and using principally the net level premium method and the Commissioner’s Reserve Valuation Method.

•

Annuity and supplementary contracts with life contingency reserves are based principally on the 1937 Standard Annuity Table, the Group Annuity Mortality Tables for 1951, 1971, 1983 and 1994, the 1971 and 1983 Individual Annuity Mortality Tables, the A-2000 Individual Annuity Mortality Table, and the 2012 Individual Annuity Mortality Table.

•	Liabilities related to policyholder funds left on deposit with the Company are generally equal to fund balances.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

•

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31, 2016 or 2015. Mean reserves are determined by computing the terminal reserve for the plan at the rated age and assuming annual premiums have been paid as of the valuation date. For certain policies with substandard table ratings, mean reserves are based on rated mortality from 125% to 500% of standard rating; for certain policies with flat extra ratings, mean reserves are based on standard mortality rates increased by 1 to 25 deaths per thousand. An asset is recorded for deferred premiums, net of loading, to adjust the reserve for modal premium payments.

•	The deferred premium is never greater than the gross premium.

•

Tabular interest, tabular less actual reserve released, and tabular costs have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one percent of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation year.

•

The State of New York requires the Company to calculate reserves for guaranteed minimum death benefits for variable universal life under Regulation 147 and to hold reserves under this Regulation. Based on the aforementioned calculation at December 31, 2016 and 2015, the Company recorded additional reserves of $29 million and $26 million, respectively, pursuant to Regulation 147.

•

The State of New York also requires the Company to calculate reserves for universal life products with secondary guarantees under Regulation 147 and to hold reserves under this Regulation. Based on the aforementioned calculation at December 31, 2016 and 2015, the Company recorded additional reserves of $185 million and $139 million, respectively, pursuant to Regulation 147. The Company is holding an additional $45 million and $90 million of reserves at December 31, 2016 and 2015, respectively, as a result of AAT.

•

From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to unassigned surplus.

•

Reserves for variable deferred annuity contracts are calculated in accordance with NAIC Actuarial Guideline 43, and primarily use the 1994 Minimum Guaranteed Death Benefit or Annuity 2000 tables. The reserve is based on the worst present value of accumulated losses from the perspective of the Company. The liability is evaluated under both a standard scenario and stochastic scenario, and the Company holds the higher of the standard or stochastic values.

Reinsurance: Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the insurer.

Premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves, and claim liabilities have been reported as reductions of these items.

The Company records a liability for unsecured policy reserves ceded to reinsurers not authorized in the State of New York to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Investment income ceded includes separate account fee income, net investment income and realized investment and other gains (losses), which was ceded to the affiliated reinsurers. NAIC SAP prescribes that no gain be recognized upon inception of a reinsurance treaty. The initial consideration is recorded directly to unassigned surplus and released into income over the life of the treaty.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Federal Income Taxes: Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense is reported in the Statements of Operations as federal income tax expense if resulting from operations and within net unrealized capital gains (losses) if resulting from capital transactions. Changes in the balances of deferred taxes, which provide for book versus tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of statutory to tax temporary differences, such as reserves and policy acquisition costs, and of statutory to tax permanent differences, such as tax-exempt interest and tax credits, results in effective tax rates in the Statements of Operations that differ from the federal statutory tax rate.

Participating Insurance and Policyholder Dividends: Participating business which is assumed from JHUSA, represented approximately 18% and 19% of the Company’s aggregate reserve for group fixed annuity and life contracts at December 31, 2016 and 2015, respectively. The amount of policyholders’ dividends to be paid is approved annually by JHUSA’s Board of Directors. Policyholder dividends are recognized when declared rather than over the term of the related policies. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders’ dividends is calculated based upon actual interest, mortality, morbidity, persistency, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the Company.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the Statements of Cash Flow represent movements of cash and highly liquid debt investments with initial maturities of one year or less.

Premiums and Benefits: Premiums for whole, term, and universal life, annuity policies, and group annuity contracts with any mortality and morbidity risk are recognized as revenue when due. Revenues for universal life and annuity policies with mortality or morbidity risk consist of the entire premium received. Premiums received for variable universal life, as well as annuity policies and group annuity contracts without mortality or morbidity risk are recorded using deposit accounting and are credited directly to an appropriate policy reserve account, without recognizing premium revenue. Benefits incurred represent the total of death benefits paid, annuity benefits paid and the change in policy reserves.

Policy and Contract Claims: Policy and contract claims are determined on an individual-case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

Guaranty Fund Assessments: Guaranty fund assessments are accrued when the Company receives knowledge of an insurance insolvency.

Variances Between NAIC SAP and GAAP: The more significant variances from GAAP are: (a) bonds would generally be reported at fair value; (b) changes in the fair value of derivative financial instruments would generally be reported as revenue unless deemed an effective hedge; (c) embedded derivatives would be bifurcated from the underlying contract or security and accounted for separately at fair value; (d) income recognition on partnerships and LLCs, which are accounted for under the equity method, would not be limited to the amount of cash distribution; (e) majority-owned noninsurance subsidiaries, variable interest entities where the Company is the primary beneficiary, and certain other controlled entities would be consolidated; (f) changes in the balances of deferred income taxes would generally be included in net income; (g) market value adjusted (“MVA”) annuity products would be reported in the general account of the Company; (h) all assets, subject to valuation allowances, would be recognized; (i) reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates of future mortality, morbidity, persistency and interest; (j) reinsurance ceded, unearned ceded premium and unpaid ceded claims would be reported as an asset; (k) AVR and IMR would not be recorded; (l) changes to the mortgage loan valuation allowance would be reported in income; (m) surplus notes would be reported as liabilities; (n) premiums received in excess of policy charges for universal life and annuity policies would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values; (o) certain acquisition costs, such as commissions and other variable costs, directly related to acquiring new business are charged to current operations as incurred, would generally be capitalized and amortized based on profit emergence over the expected life of the policies or over the premium payment period; and (p) changes in unrealized capital gains (losses) and foreign currency translations would be presented as other comprehensive income.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

3. Permitted or Prescribed Statutory Accounting Practices

The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the Insurance Department.

For determining the Company’s solvency under the State of New York’s insurance laws and regulations, the Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of the Company. NAIC SAP has been adopted as a component of practices prescribed or permitted by the State of New York. The Superintendent has the authority to prescribe or permit other specific practices that deviate from prescribed practices. As of December 31, 2016 and 2015, the Superintendent had not prescribed or permitted the Company to use any accounting practices that would result in the Company’s income or financial position to deviate from NAIC SAP.

4. Accounting Changes

Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of unassigned surplus at the beginning of the year and the amount of unassigned surplus that would have been reported at that date if the new accounting principle had been applied retrospectively.

Adoption of New Accounting Standards

In March 2015, the NAIC adopted revisions to Statement of Statutory Accounting Principles (“SSAP”) No. 1, Disclosure of Accounting Policies, Risks and Uncertainties and Other Disclosures (“SSAP 1”) regarding management’s assessment of an entity’s ability to continue as a going concern. The pronouncement requires management to assess the entity’s ability to continue as a going concern, and provide footnote disclosures when conditions give rise to substantial doubt about an entity’s ability to continue as a going concern within one year from the financial statement issuance date. The new guidance is effective December 31, 2016. The guidance had no impact on the Company’s financial position, results of operations, and financial statement disclosures.

Future Adoption of New Accounting Standards

In August, 2016, the NAIC adopted substantive revisions to SSAP No. 51 — Life Contracts in order to allow principle-based reserving (“PBR”) for life insurance contracts as specified in the Valuation Manual. Current statutory accounting guidance refers to existing model laws for reserving guidance which are primarily based on formulaic methodology. Also, in June 2016, the NAIC adopted updates to Appendix A-820: Minimum Life and Annuity Reserve Standards as part of the PBR project, which incorporate relevant aspects of the 2009 revisions to the Standard Valuation Law (Model #820) into Appendix A-820. The effective date is January 1, 2017 and companies are allowed to defer adoption for three years until January 1, 2020. The Company has opted to postpone implementation of PBR until 2020 and is currently assessing the impact of these revisions on its financial statements. Adoption will be on a prospective basis for policies issued on or after the adoption date, therefore, we expect no impact to surplus upon adoption.

Reconciliation Between Audited Financial Statements and NAIC Annual Statements

There were no differences in net income (loss) or capital and surplus between the audited financial statements and the NAIC statements as filed as of and for the years ended December 31, 2016, 2015 and 2014.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments

Bonds

The carrying value and fair value of the Company’s investments in bonds are summarized as follows:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2016:
U.S. government and agencies	$2,038	$2	$(206)	$1,834
States and political subdivisions	119	19	(1)	137
Foreign governments	47	3	-	50
Corporate bonds	2,255	163	(16)	2,402
Mortgage-backed and asset-backed securities	468	32	(2)	498

Total bonds	$4,927	$219	$(225)	$4,921

December 31, 2015:
U.S. government and agencies	$1,341	$133	$(4)	$1,470
States and political subdivisions	149	23	(1)	171
Foreign governments	48	3	-	51
Corporate bonds	2,596	130	(58)	2,668
Mortgage-backed and asset-backed securities	502	36	(4)	534

Total bonds	$4,636	$325	$(67)	$4,894

A summary of the carrying value and fair value of the Company’s investments in bonds at December 31, 2016, by contractual maturity, is as follows:

	Carrying Value	Fair Value

	(in millions)
Due in one year or less	$72	$73
Due after one year through five years	1,138	1,158
Due after five years through ten years	414	423
Due after ten years	2,835	2,769
Mortgage-backed and asset-backed securities	468	498

Total	$4,927	$4,921

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The Company maintains assets which are pledged as collateral in connection with various agreements and transactions. Additionally, the Company holds assets on deposit with government authorities as required by state law. The following table summarizes the carrying value or fair value, as applicable, of the pledged or deposited assets:

	December 31,
	2016	2015

	(in millions)
At fair value:
Bonds pledged in support of over-the-counter derivative instruments	$16	$16
Bonds pledged in support of exchange-traded futures	29	29
Bonds and cash pledged in support of cleared interest rate swaps	33	21

Total fair value	$78	$66

At carrying value:
Bonds on deposit with government authorities	$-	$-
Mortgage loans pledged in support of real estate	-	-
Bonds held in trust	-	-
Pledged collateral under reinsurance agreements	-	-

Total carrying value	$-	$-

At December 31, 2016 and 2015, the Company held below investment grade corporate bonds of $169 million and $118 million, with an aggregate fair value of $175 million and $108 million, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

The Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all securities where there is evidence of impairment or a significant unrealized loss at the Balance Sheet date. Generally, securities with market value less than 60 percent of amortized cost for six months or more indicate an impairment is present. Accordingly, securities in this category are normally deemed impaired unless there is clear evidence they should not be impaired. The analysis focuses on each company’s or project’s ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Transaction and Portfolio Review Committee at MFC. This committee includes MFC’s Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturity security portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income. For loan-backed and structured securities in an unrealized loss position, where the Company does not intend to sell or is not likely to be required to sell the security, the Company calculates an other-than-temporary impairment loss by subtracting the net present value of the projected future cash flows of the security from the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The projection of future cash flows is subject to the same analysis the Company applies to its overall impairment evaluation process, as noted above, which incorporates security specific information such as late payments, downgrades by rating agencies, key financial ratios, financial statements, and fundamentals of the industry and geographic area in which the issuer operates, as well as overall macroeconomic conditions. The cash flow estimates, including prepayment assumptions, are based on data from third-party data sources or internal

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

estimates, and are driven by assumptions regarding the underlying collateral, including default rates, recoveries, and changes in value.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer; (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated; (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments; and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to income in a future period.

The following table shows gross unrealized losses and fair values of bonds, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
			(in millions)
December 31, 2016:
U.S. government and agencies	$1,663	$(206)	$-	$-	$1,663	$(206)
States and political subdivisions	20	-	1	(1)	21	(1)
Foreign governments	-	-	-	-	-	-
Corporate bonds	372	(10)	60	(6)	432	(16)
Mortgage-backed and asset-backed securities	68	(2)	5	-	73	(2)
Total	$2,123	$(218)	$66	$(7)	$2,189	$(225)

	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
			(in millions)
December 31, 2015:
U.S. government and agencies	$107	$(4)	$-	$-	$107	$(4)
States and political subdivisions	14	(1)	-	-	14	(1)
Foreign governments	-	-	-	-	-	-
Corporate bonds	778	(31)	100	(27)	878	(58)
Mortgage-backed and asset-backed securities	118	(3)	9	(1)	127	(4)
Total	$1,017	$(39)	$109	$(28)	$1,126	$(67)

At December 31, 2016 and 2015, there were 199 and 306 bonds that had a gross unrealized loss of which the single largest unrealized loss was $187 million and $4 million, respectively. The Company anticipates that these bonds will perform in accordance with their contractual terms and the Company currently has the ability and intent to hold these bonds until they recover or mature. Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies’ statistics indicate that investment grade securities have been found to be less likely to develop credit concerns.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The sales of investments in bonds resulted in the following:

	Years Ended December 31,
	2016	2015	2014

	(in millions)
Proceeds	$3,109	$1,733	$1,945
Realized gross gains	375	43	59
Realized gross losses	(6)	(21)	(49)

For the years ended December 31, 2016 and 2015, realized capital losses include $5 million and $0 million related to bonds that had experienced an other-than-temporary decline in value and were comprised of 2 and 0 securities, respectively. These are primarily made up of impairments on private bonds.

The Company had no nonadmitted accrued investment income from bonds (unaffiliated) at December 31, 2016 and 2015.

Affiliate Transactions

In 2016, the Company transferred certain bonds to its parent, JHUSA, in lieu of a reinsurance cash settlement. These bonds had a book value of $26 million and a fair value of $26 million. The Company did not recognize any pre-tax realized gains or losses before transfer to the IMR.

In 2016, the Company sold certain bonds to its parent, JHUSA. These bonds had a book value of $308 million and fair value of $343 million. The Company recognized $35 million in pre-tax realized gains before transfer to IMR.

In 2016, the Company sold certain bonds to an affiliate, Manubank (“MB”). These bonds had a book value of $1 million and fair value of $1 million. The Company did not recognize any pre-tax realized gains or losses before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate, Manulife Securities Ltd Partner (“MSLP”). These bonds had a book value of $13 million and fair value of $13 million. The Company did not recognize any pre-tax realized gains or losses before transfer to the IMR.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, John Hancock Life & Health Insurance Company (“JHLH”), for $120 million.

In 2015, the Company sold certain bonds to its parent, JHUSA. These bonds had a book value of $141 million and a fair value of $152 million. The Company recognized $11 in pre-tax realized gains before transfer to the IMR.

In 2015, the Company sold certain bonds to an affiliate, Manufacturers International Limited (Hong Kong) (“MIL”). These bonds had a book value of $27 million and fair value of $28 million at the date of the transaction. The Company recognized $1 million in pre-tax realized gains before transfer to the IMR.

In 2014, the Company sold certain and acquired certain bonds to its parent, JHUSA. These bonds had a net book value of $165 million and a fair value of $188 million at the date of the transactions. The Company recognized $23 million in pre-tax realized gains before transfer to the IMR.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Preferred and Common Stocks

Cost and Fair Value of the Company’s investments in Preferred and Common Stocks are summarized as follow:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2016:
Preferred stocks:
Nonaffiliated	$7	$-	$-	$7
Affiliates	-	-	-	-
Common stocks:
Nonaffiliated	143	11	(1)	153
Affiliates*	-	-	-	-

Total stocks	$150	$11	$(1)	$160

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2015:
Preferred stocks:
Nonaffiliated	$-	$-	$-	$-
Affiliates	-	-	-	-
Common stocks:
Nonaffiliated	73	5	(2)	76
Affiliates*	55	-	-	55

Total stocks	$128	$5	$(2)	$131

*	Affiliates — fair value represents the carrying value

At December 31, 2016 and 2015, there were 32 and 26 nonaffiliated equity securities that had a gross unrealized loss excluding securities that have been written down to zero. The single largest unrealized loss was $0 million and $0 million at December 31, 2016 and 2015, respectively. The Company anticipates that these equity securities will recover in value in the near term.

The Company has a process in place to identify equity securities that could potentially have an impairment that is other-than-temporary. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer; and (3) the Company’s ability and intent to hold the security until it recovers. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income.

For the years ended December 31, 2016, 2015 and 2014, realized capital losses include $0 million, $0 million, and $0 million related to preferred and common stocks that have experienced an other-than-temporary decline in value and were comprised of 0, 0, and 0 securities, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Mortgage Loans on Real Estate

At December 31, 2016 and 2015, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits, and monitoring procedures.

December 31, 2016:
Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$261	East North Central	$133
Industrial	70	East South Central	11
Office buildings	190	Middle Atlantic	119
Retail	201	Mountain	58
Agricultural	-	New England	18
Agribusiness	12	Pacific	272
Mixed use	-	South Atlantic	116
Other	55	West North Central	40
Allowance	-	West South Central	22
		Canada / Other	-
		Allowance	-

Total mortgage loans on real estate	$789	Total mortgage loans on real estate	$789

December 31, 2015:
Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$266	East North Central	$134
Industrial	83	East South Central	10
Office buildings	187	Middle Atlantic	121
Retail	205	Mountain	55
Agricultural	-	New England	19
Agribusiness	12	Pacific	284
Mixed use	-	South Atlantic	115
Other	53	West North Central	44
Allowance	-	West South Central	24
		Canada / Other	-
		Allowance	-

Total mortgage loans on real estate	$806	Total mortgage loans on real estate	$806

The aggregate mortgages outstanding to any one borrower do not exceed $35 million.

During 2016, the respective maximum and minimum lending rates for mortgage loans issued were 4.46% and 3.40% for commercial loans. The Company issued no new agricultural loans during 2016. The Company issued no purchase money mortgages in 2016 or 2015. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgages does not exceed 75%. The average recorded investment in impaired loans was $0 million and $0 million at December 31, 2016 and 2015, respectively. The Company recognized $0 million, $0 million, and $0 million of interest income during the period the loans were impaired for the years ended December 31, 2016, 2015 and 2014, respectively.

Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

to meet the original terms of the loans. There are no contractual commitments made to extend credit to debtors owning receivables whose terms have been modified in troubled debt restructurings. The Company accrues interest income on impaired loans to the extent deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

For mortgage loans, the Company evaluates credit quality through regular monitoring of credit related exposures, considering both qualitative and quantitative factors in assigning an internal risk rating (“IRR”). These ratings are updated at least annually.

The carrying value of mortgage loans by IRR was as follows:

	December 31,
	2016	2015

	(in millions)
AAA	$54	$43
AA	199	202
A	376	341
BBB	160	220
BB	-	-
B and lower and unrated	-	-

Total	$789	$806

Affiliate Transactions

In 2015, the Company sold certain mortgages to an affiliate, JHLH. These mortgages had a book value of $25 million and fair value of $27 million at the date of the transaction. The Company recognized $2 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company acquired, at fair value, certain mortgages from its parent, JHUSA, for $73 million.

In 2015, the Company acquired, at fair value, certain mortgages from an affiliate, JHLH, for $29 million.

Real Estate

The composition of the Company’s investment in real estate is summarized as follows:

	December 31,
	2016	2015

	(in millions)
Properties occupied by the company	$-	$-
Properties held for the production of income	251	193
Properties held for sale	-	-
Less accumulated depreciation	(22)	(12)

Total	$229	$181

The Company recorded $0 million, $0 million, and $0 million of impairments on real estate investments during the years ended December 31, 2016, 2015 and 2014, respectively.

Affiliate Transactions

In 2015, the Company formed two new wholly-owned subsidiaries for the purposes of owning real estate and contributed certain of its real estate holdings to the newly formed entities in exchange for all of their equity interests. These properties had aggregate book values of $55 million and fair values of $79 million at the date of the transaction and were contributed on a book value basis which resulted in no impact to the Company’s financial position or results of operations.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

In 2014, the Company sold real estate to its parent, JHUSA. The real estate had a book value of $32 million and a fair value of $33 million at the date of the transaction. The Company recognized $1 million in pre-tax realized gains.

Other Invested Assets

The Company had no investments in partnerships or LLCs that exceed 10% of its admitted assets at December 31, 2016 and 2015.

Other invested assets primarily consist of investments in partnerships and LLCs. The Company recorded $4 million, $0 million, and $0 million of impairments on partnerships and LLCs in 2016, 2015, or 2014. Any impairment is based on significant judgement by the Company in determining whether the objective evidence of other-than-temporary impairment exists. The Company considers relevant facts and circumstances in evaluating whether the impairment of another invested asset is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the investee; (3) the Company’s ability and intent to hold the other invested asset until it recovers. To the extent the Company determines that an other invested asset is deemed to be other-than-temporarily impaired, the difference between book and fair value would be charged to income.

Other

The Company had no exposure to the subprime mortgage related risk at December 31, 2016 or 2015.

Net Investment Income and Net Realized and Other Gains (Losses)

Major categories of the Company’s net investment income are summarized as follows:

	2016	2015	2014

	(in millions)
Income:
Bonds	$189	$232	$264
Preferred stocks	-	-	-
Common stocks	5	-	-
Mortgage loans on real estate	42	48	63
Real estate	35	29	38
Policy loans	4	5	7
Cash, cash equivalents and short-term investments	1	-	-
Other invested assets	42	35	33
Derivatives	33	29	22
Other income	1	2	-

Total investment income	352	380	427

Expenses
Investment expenses	(31)	(37)	(39)
Investment taxes, licenses and fees, excluding federal income taxes	(3)	(3)	(3)
Investment interest expense	-	-	-
Depreciation on real estate and other invested assets	(4)	(5)	(5)

Total investment expenses	(38)	(45)	(47)

Net investment income	$314	$335	$380

Other invested assets above represent income earned from the Company’s investment in JHIMS.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Realized capital gains (losses) and amounts transferred to the IMR are as follows:

	Years Ended
	2016	2015	2014

	(in millions)
Realized capital gains (losses)	$306	$61	$(19)
Less amount transferred to the IMR (net of related tax benefit (expense) of $(130) in 2016, $(27) in 2015, and $(2) in 2014)	241	50	5

Realized capital gains (losses) before tax	65	11	(24)
Less federal income taxes on realized capital gains (losses) before effect of transfer to the IMR	126	22	1

Net realized capital gains (losses)	$(61)	$(11)	$(25)

6. Derivatives

Derivatives are financial contracts, the value of which is derived from underlying interest rates, foreign exchange rates, credit, equity price movements, indices or other market risks arising from on-balance sheet financial instruments and selected anticipated transactions. The Company uses derivatives including swaps and futures agreements to manage current and anticipated exposures to changes in interest rates and equity market prices.

Over-the-counter (“OTC”) swaps are contractual agreements between the Company and a counterparty to exchange a series of cash flows based upon rates applied to a notional amount. For interest rate swaps, counterparties generally exchange fixed or floating interest rate payments based on a notional value in a single currency.

Cleared interest rate swaps are contractual agreements between the Company and a counterparty whereby the transaction must be cleared through a central clearing house, and subject to mandatory margin and reporting requirements.

Futures agreements are contractual obligations to buy or sell a financial instrument or foreign currency on a predetermined future date at a specified price. Futures agreements are contracts with standard amounts and settlement dates that are traded on regulated exchanges.

Types of Derivatives and Derivative Strategies

Interest Rate Contracts. The Company uses interest rate futures contracts, OTC interest rate swap agreements and cleared interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (i.e., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

The Company uses interest rate swap agreements in effective cash flow and fair value hedge accounting relationships. These derivatives hedge the variable cash flows associated with certain floating-rate bonds, as well as, future fixed income asset acquisitions, which will support the Company’s life insurance businesses. These derivatives reduce the impact of future interest rate changes on the cost of acquiring adequate assets to support the investment income assumptions used in pricing these products. For its fair value hedging relationships, the Company uses interest rate swap agreements and interest rate treasury locks to hedge the risk of changes in fair value of existing fixed rate assets and liabilities arising from changes in benchmark interest rates.

The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. Basis swaps are included in interest rate swaps for disclosure purposes. The Company utilizes basis swaps in other hedging relationships.

The Company uses exchange-traded interest rate futures primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

U.S. Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in other hedging relationships.

Equity Market Contracts. Equity index futures contracts are contractual obligations to buy or sell a specified amount of an underlying equity index at an agreed contract price on a specified date. Equity index futures are contracts with standard amounts and settlement dates that are traded on regulated exchanges. The Company utilizes equity index futures in other hedging relationships.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts for all derivatives in effective hedge accounting relationships, other hedging relationships and replication (synthetic asset) transactions (“RSATs”):

December 31, 2016
		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$212	$6	$-	$20	$-
	Foreign currency swaps	-	-	-	-	-
Cash flow hedges	Interest rate swaps	123	-	-	22	-
	Foreign currency swaps	-	-	-	-	-
	Foreign currency forwards	-	-	-	-	-
	Equity total return swaps	-	-	-	-	-

Total Derivatives in Effective Hedge Accounting Relationships		$335	$6	$-	$42	$-

Other Hedging Relationships
	Interest rate swaps	$10,917	$745	$456	$745	$456
	Interest rate treasury locks	-	-	-	-	-
	Interest rate options	-	-	-	-	-
	Interest rate futures	-	-	-	-	-
	Foreign currency swaps	-	-	-	-	-
	Foreign currency forwards	-	-	-	-	-
	Foreign currency futures	-	-	-	-	-
	Equity total return swaps	-	-	-	-	-
	Equity index options	23	1	-	1	-
	Equity index futures	-	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$10,940	$746	$456	$746	$456

Replication Synthetic Asset Transactions
	Interest rate swaps	$-	$-	$-	$-	$-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Replication Synthetic Asset Transactions		$-	$-	$-	$-	$-

Total Derivatives		$11,275	$752	$456	$788	$456

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

		December 31, 2015
		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$212	$7	$-	$22	$-
	Foreign currency swaps	-	-	-	-	-
Cash flow hedges	Interest rate swaps	173	-	-	39	-
	Foreign currency swaps	-	-	-	-	-
	Foreign currency forwards	-	-	-	-	-
	Equity total return swaps	-	-	-	-	-

Total Derivatives in Effective Hedge Accounting Relationships		$385	$7	$-	$61	$-

Other Hedging Relationships
	Interest rate swaps	$10,904	$749	$468	$749	$468
	Interest rate treasury locks	-	-	-	-	-
	Interest rate options	-	-	-	-	-
	Interest rate futures	608	-	-	-	-
	Foreign currency swaps	-	-	-	-	-
	Foreign currency forwards	-	-	-	-	-
	Foreign currency futures	-	-	-	-	-
	Equity total return swaps	-	-	-	-	-
	Equity index options	23	-	-	-	-
	Equity index futures	485	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$12,020	$749	$468	$749	$468

Replication Synthetic Asset Transactions
	Interest rate swaps	$-	$-	$-	$-	$-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Replication Synthetic Asset Transactions		$-	$-	$-	$-	$-

Total Derivatives		$12,405	$756	$468	$810	$468

Hedging Relationships

The Company generally does not enter into derivative contracts for speculative purposes. In certain circumstances, these hedges also meet the requirements for hedge accounting and are reported in a manner consistent with the hedged asset or liability. For the years ended December 31, 2016, 2015 and 2014, the Company recorded net unrealized gains of $19 million, $19 million, and $27 million, respectively related to derivatives that no longer qualify for hedge accounting.

Fair Value Hedges. The Company uses interest rate swaps to manage its exposure to changes in fair value of fixed-rate financial instruments caused by changes in interest rates.

Cash Flow Hedges. The Company uses interest rate swaps to hedge the variability in cash flows from variable rate financial instruments and forecasted transactions.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

For the year ended December 31, 2016, all of the Company’s hedged forecast transactions qualified as cash flow hedges and no cash flow hedges were discontinued because it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

The maximum time frame for which variable cash flows are hedged is 4 years.

Derivatives Not Designated in Effective Hedge Accounting Relationships. The Company enters into interest rate swap agreements and interest rate futures contracts to manage exposure to interest rates without designating the derivatives as hedging instruments.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum death benefit (“GMDB”). These guarantees are effectively an embedded option on the basket of mutual funds offered to contract holders. The Company manages a hedging program to reduce its exposure to certain contracts with the GMWB and GMDB guarantees. This dynamic hedging program uses interest rate swap agreements, equity index futures (including but not limited to the Dow Jones Industrial, Standard & Poor’s 500, Russell 2000, and Dow Jones Euro Stoxx 50 indices), equity index options, and U.S. Treasury futures to match the sensitivities of the GMWB and GMDB liabilities to the market risk factors.

The Company deferred net realized gains of $0 million, $0 million, and $0 million (including $0 million, $0 million, and $0 million of gains for derivatives in other hedging relationships) related to interest rates for the years ended December 31, 2016, 2015 and 2014, respectively. Deferred net realized gains (losses) are reported in the IMR and amortized over the remaining period to expiration date.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

For the years ended December 31, 2016, 2015 and 2014 net gains and losses related to derivatives in other hedging relationships were recognized by the Company, and the components were recorded in net unrealized and net realized gains (losses) as follows:

	Years ended December 31,
	2016	2015	2014

	(in millions)
Other Hedging Relationships
Net unrealized capital gain (loss):
Interest rate swaps	$8	$32	$196
Interest rate treasury locks	-	-	-
Interest rate options	-	-	-
Foreign currency swaps	-	-	-
Foreign currency forwards	-	-	-
Equity total return swaps	-	-	-
Equity index options	1	-	-
Credit default swaps	-	-	-

Total net unrealized capital gain (loss)	$9	$32	$196

Net realized capital gain (loss):
Interest rate swaps	$-	$-	$-
Interest rate treasury locks	-	-	-
Interest rate options	-	-	-
Interest rate futures	4	(5)	(8)
Foreign currency swaps	-	-	-
Foreign currency forwards	-	-	-
Foreign currency futures	-	-	-
Equity total return swaps	-	-	-
Equity index options	(1)	-	-
Equity index futures	(63)	(10)	(29)
Credit default swaps	-	-	-
Commodity futures	-	-	-

Total net realized capital gain (loss)	$(60)	$(15)	$(37)

Total gain (loss) from derivatives in other hedging relationships	$(51)	$17	$159

Credit Risk

The Company’s exposure to loss on derivatives is limited to the amount of any net gains that may have accrued with a particular counterparty. Gross derivative counterparty exposure is measured as the total fair value (including accrued interest) of all outstanding contracts in a gain position excluding any offsetting contracts in negative positions and the impact of collateral on hand. The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the fair value in excess of the collateral held at the reporting date.

The Company manages its credit risk by entering into transactions with creditworthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its OTC derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company’s derivative usage is required. As of December 31, 2016 and 2015, the Company had accepted collateral consisting of cash of $40 million and $120 million and various securities with a fair value of $371 million and $258 million, respectively, which are held in separate custodial accounts. In addition, the Company has

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

pledged collateral to support both the OTC derivative instruments, exchange traded futures and cleared interest rate swap transactions. For further details regarding pledged collateral see the Investments Note.

Under U.S. regulations, certain interest rate swap agreements are required to be cleared through central clearing houses. These transactions are contractual agreements that require initial and variation margin collateral postings and are settled on a daily basis through a clearing house. As such, they reduce the credit risk exposure in the event of default by a counterparty.

7. Fair Value

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

•

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition – This category includes assets and liabilities measured at fair value. Financial instruments in this category include common stocks, derivatives, and separate account assets.

•	Other Financial Instruments Not Reported at Fair Value After Initial Recognition – This category includes assets and liabilities as follows:

Bonds — For bonds, including corporate debt, U.S. Treasury, commercial and residential mortgage-backed securities, asset-backed securities, collateralized debt obligations, issuances by foreign governments, and obligations of state and political subdivisions, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility, and prepayment speeds.

Mortgage Loans on Real Estate — The fair value of unimpaired mortgage loans is estimated using discounted cash flows and takes into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type. The fair value of impaired mortgage loans is based on the net of the collateral less estimated cost to obtain and sell. Fair value of commercial mortgages is derived through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Fair value of fixed-rate residential mortgages is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of prevailing interest rates and prepayment rates, if applicable. Fair value of variable-rate residential mortgages is assumed to be their carrying value.

Cash, Cash Equivalents and Short-Term Investments — The carrying values for cash, cash equivalents, and short-term investments approximate their fair value due to the short-term maturities of these instruments.

Policy Loans — These loans are carried at unpaid principal balances, which approximate their fair values.

Policy Reserves — Policy reserves consists of guaranteed investment contracts. The fair values associated with these financial instruments are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread.

Policyholders’ and Beneficiaries Funds — Includes term certain contracts and supplementary contracts without life contingencies. The fair values associated with the term certain contracts and supplementary contracts without life contingencies are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread. Effective December 31, 2016, fair value disclosure is no longer required for those balances that can be withdrawn by the policyholder at any time without prior notice or penalty. The fair value is the amount estimated to be payable to the policyholder as of the reporting date which is generally the carrying value and provides no additional disclosure value.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•

Level 1 — Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date reflecting market transactions. Level 1 assets primarily include exchange traded equity securities and certain separate account assets.

•

Level 2 — Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.), and inputs that are derived from or corroborated by observable market data. Most bonds are classified within Level 2. Also, included in the Level 2 category are certain separate account assets and derivative assets and liabilities.

•

Level 3 — Fair value measurements using significant nonmarket observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Level 3 securities include less liquid securities such as securities that have little or no price transparency.

Determination of Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (not a forced liquidation or distress sale) between market participants at the measurement date, that is, an exit value.

When available, quoted market prices are used to determine fair value. If quoted market prices are not available, fair value is typically based upon alternative valuation techniques such as discounted cash flows, matrix pricing, consensus pricing services and other techniques. Broker quotes are generally used when external public vendor prices are not available.

The Company has a process in place that includes a review of price movements relative to the market, a comparison of prices between vendors, and a comparison to internal matrix pricing which uses predominately external observable data. Judgement is applied in adjusting external observable data for items including liquidity and credit factors.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

Bonds

Refer to the previous page for the determination of fair value of bonds. Generally, impaired bonds with a NAIC designation rating of 6 whose cost is greater than its fair value are reported at fair value and are classified within Level 3.

Preferred Stocks

Preferred stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Preferred stocks not traded in active markets are classified within Level 3.

Common Stocks

Common stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Common stocks not traded in active markets are classified within Level 3.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Derivatives

The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The pricing models used are based on market standard valuation methodologies, and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The Company’s derivatives are generally classified within Level 2 given the significant inputs to the pricing models for most OTC derivatives are observable or can be corroborated by observable market data. Inputs that are observable generally include interest rates, foreign currency exchange rates, and interest rate curves; however, certain OTC derivatives may rely on inputs that are significant to the fair value, but are unobservable in the market or cannot be derived principally from or corroborated by observable market data and would be classified within Level 3. Inputs that are unobservable generally include broker quotes, volatilities, and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation.

Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the Company are considered in determining the fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Separate Account Assets and Liabilities

For separate accounts structured as a unitized fund, the fair value of the separate account assets is based on the fair value of the underlying funds owned by the separate account. Assets owned by the Company’s separate accounts consist of investments in mutual funds with values that are based upon quoted market prices or reported net asset values (“NAV”). Open-ended mutual fund investments that are traded in an active market and have a publically available price are included in Level 1. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets.

The fair value of fund investments is based upon quoted market prices or reported net asset value (“NAV”). Fund investments that are traded in an active market and have a NAV that the Company can access at the measurement date are classified within Level 1. Level 2 assets consist primarily of bonds which are valued using matrix pricing with independent pricing data.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The following table presents the Company’s assets and liabilities that are measured and reported at fair value in the Balance Sheets after initial recognition by fair value hierarchy level:

December 31, 2016
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$-	$-	$-	$-	$-
Loan-backed and structured securities	-	-	-	-	-

Total bonds with NAIC 6 rating	-	-	-	-	-
Preferred stocks:
Industrial and misc	-	-	-	-	-

Total preferred stocks	-	-	-	-	-
Common stocks:
Industrial and misc	153	153	119	-	34

Total common stocks	153	153	119	-	34
Derivatives:
Interest rate swaps	745	745	-	745	-
Interest rate treasury locks	-	-	-	-	-
Interest rate options	-	-	-	-	-
Interest rate futures	-	-	-	-	-
Foreign currency swaps	-	-	-	-	-
Foreign currency forwards	-	-	-	-	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	-	-	-	-	-
Equity index options	1	1	-	1	-
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	746	746	-	746	-
Assets held in separate accounts	7,503	7,503	7,503	-	-

Total assets	$8,402	$8,402	$7,622	$746	$34

Liabilities:
Derivatives:
Interest rate swaps	$456	$456	$-	$456	$-
Interest rate treasury locks	-	-	-	-	-
Interest rate options	-	-	-	-	-
Interest rate futures	-	-	-	-	-
Foreign currency swaps	-	-	-	-	-
Foreign currency forwards	-	-	-	-	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	-	-	-	-	-
Equity index options	-	-	-	-	-
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	456	456	-	456	-
Liabilities held in separate accounts	7,503	7,503	7,503	-	-

Total liabilities	$7,959	$7,959	$7,503	$456	$-

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

December 31, 2015
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$-	$-	$-	$-	$-
Loan-backed and structured securities	-	-	-	-	-

Total bonds with NAIC 6 rating	-	-	-	-	-
Preferred stocks:
Industrial and misc	-	-	-	-	-

Total preferred stocks	-	-	-	-	-
Common stocks:
Industrial and misc	76	76	68	-	8

Total common stocks	76	76	68	-	8
Derivatives:
Interest rate swaps	749	749	-	749	-
Interest rate treasury locks	-	-	-	-	-
Interest rate options	-	-	-	-	-
Interest rate futures	-	-	-	-	-
Foreign currency swaps	-	-	-	-	-
Foreign currency forwards	-	-	-	-	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	-	-	-	-	-
Equity index options	-	-	-	-	-
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	749	749	-	749	-
Assets held in separate accounts	7,448	7,448	7,448	-	-

Total assets	$8,273	$8,273	$7,516	$749	$8

Liabilities:
Derivatives:
Interest rate swaps	$468	$468	$-	$468	$-
Interest rate treasury locks	-	-	-	-	-
Interest rate options	-	-	-	-	-
Interest rate futures	-	-	-	-	-
Foreign currency swaps	-	-	-	-	-
Foreign currency forwards	-	-	-	-	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	-	-	-	-	-
Equity index options	-	-	-	-	-
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	468	468	-	468	-
Liabilities held in separate accounts	7,448	7,448	7,448	-	-

Total liabilities	$7,916	$7,916	$7,448	$468	$-

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The table below presents the carrying amounts and fair value by fair value hierarchy level for certain assets and liabilities that are not reported at fair value in the Balance Sheets:

	December 31, 2016
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bonds (1)	$4,927	$4,921	$-	$4,612	$309
Preferred stocks	7	7	-	-	7
Mortgage loans on real estate	789	851	-	-	851
Cash, cash equivalents and short term investments	10	10	10	-	-
Policy loans	104	104	-	104	-
Derivatives in effective hedge accounting and RSAT relationships	6	42	-	42	-

Total assets	$5,843	$5,935	$10	$4,758	$1,167

Liabilities:
Consumer notes	$-	$-	$-	$-	$-
Borrowed money	-	-	-	-	-
Policy reserves	82	81	-	-	81
Policyholders’ and beneficiaries funds	126	151	-	151	-
Derivatives in effective hedge accounting and RSAT relationships	-	-	-	-	-

Total liabilities	$208	$232	$-	$151	$81

	December 31, 2015
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bonds (1)	$4,636	$4,894	$-	$4,533	$361
Preferred stocks	-	-	-	-	-
Mortgage loans on real estate	806	861	-	-	861
Cash, cash equivalents and short term investments	72	72	72	-	-
Policy loans	170	170	-	170	-
Derivatives in effective hedge accounting and RSAT relationships	7	61	-	61	-

Total assets	$5,691	$6,058	$72	$4,764	$1,222

Liabilities:
Consumer notes	$-	$-	$-	$-	$-
Borrowed money	-	-	-	-	-
Policy reserves	84	83	-	-	83
Policyholders’ and beneficiaries funds	266	288	-	148	140
Derivatives in effective hedge accounting and RSAT relationships	-	-	-	-	-

Total liabilities	$350	$371	$-	$148	$223

(1)	Bonds are carried at amortized cost unless they have NAIC designation rating of 6.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company’s policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. During the years ended December 31, 2016 and 2015, the Company did not have any transfers from Level 1 to Level 2. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company did not transfer assets from Level 2 to Level 1 during the years ended December 31, 2016 and 2015.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Level 3 Financial Instruments

The changes in Level 3 financial instruments measured and reported at fair value for the years ended December 31, 2016, 2015 and 2014, are summarized as follows:

		Net realized/unrealized gains (losses) included in:		Amounts credited to separate account liabilities (2)					Transfers
	Balance at January 1, 2016	Net income (1)	Surplus		Purchases	Issuances	Sales	Settlements	Into Level 3 (3)	Out of Level 3 (3)	Balance at December 31, 2016

(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Impaired mortgage-backed and asset-backed securities	-	-	-	-	-	-	-	-	-	-	-

Total bonds with NAIC 6 rating	-	-	-	-	-	-	-	-	-	-	-
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	8	-	1	-	25	-	-	-	-	-	34

Total common stocks	8	-	1	-	25	-	-	-	-	-	34
Net derivatives	-	-	-	-	-	-	-	-	-	-	-
Separate account assets/liabilities	-	-	-	-	-	-	-	-	-	-	-

Total	$8	$-	$1	$-	$25	$-	$-	$-	$-	$-	$34

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

		Net realized/unrealized gains (losses) included in:							Transfers
	Balance at January 1, 2015	Net income (1)	Surplus	Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Into Level 3 (3)	Out of Level 3 (3)	Balance at December 31, 2015

(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Impaired mortgage-backed and asset-backed securities	-	-	-	-	-	-	-	-	-	-	-

Total bonds with NAIC 6 rating	-	-	-	-	-	-	-	-	-	-	-
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	4	-	4	-	-	-	-	-	-	-	8

Total common stocks	4	-	4	-	-	-	-	-	-	-	8
Net derivatives	-	-	-	-	-	-	-	-	-	-	-
Separate account assets/liabilities	-	-	-	-	-	-	-	-	-	-	-

Total	$4	$-	$4	$-	$-	$-	$-	$-	$-	$-	$8

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

		Net realized/unrealized gains (losses) included in:		Amounts credited to separate account liabilities (2)					Transfers
	Balance at January 1, 2014	Net income (1)	Surplus		Purchases	Issuances	Sales	Settlements	Into Level 3 (3)	Out of Level 3 (3)	Balance at December 31, 2014

(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Impaired mortgage-backed and asset-backed securities	-	-	-	-	-	-	-	-	-	-	-

Total bonds with NAIC 6 rating	-	-	-	-	-	-	-	-	-	-	-
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	3	-	1	-	-	-	(2)	-	2	-	4

Total common stocks	3	-	1	-	-	-	(2)	-	2	-	4
Net derivatives	-	-	-	-	-	-	-	-	-	-	-
Separate account assets/liabilities	-	-	-	-	-	-	-	-	-	-	-

Total	$3	$-	$1	$-	$-	$-	$(2)	$-	$2	$-	$4

(1)	This amount is included in net realized capital gains (losses) on the Statements of Operations.
(2)	Changes in the fair value of separate account assets are credited directly to separate account liabilities in accordance with NAIC SAP and are not reflected in income.
(3)	For financial instruments that are transferred into and/or out of Level 3, the Company uses the fair value of the instruments at the beginning of the period.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The transfers into Level 3 primarily result from securities that were impaired during the year or securities where a lack of observable market data (versus the previous year) resulted in reclassifying instruments into Level 3. The transfers out of Level 3 primarily result from observable market data becoming available for that instrument, thus eliminating the need to extrapolate market data beyond observable points. Additionally, securities carried at fair value at the beginning of the period but carried at amortized cost at the end of the period due to rating change or change in fair value relative to amortized cost, are included in transfers out of Level 3. Conversely, any securities carried at amortized cost at the beginning of the period and carried at fair value at the end of the year due to SVO rating change or change in fair value relative to amortized cost, are included into transfers into Level 3.

8. Reinsurance

Certain premiums and benefits are assumed from or ceded to affiliate and other insurance companies under various reinsurance agreements. The Company entered into these reinsurance agreements to shift underlying risk on certain of its products, and to improve cash flow and statutory capital. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

Total reinsurance amounts included in the Company’s accompanying statutory-basis financial statements were as follows:

	Years ended December 31,
	2016	2015	2014

	(in millions)
Premiums earned
Direct	$1,085	$1,021	$1,025
Assumed	219	1,079	293
Ceded	226	(349)	(277)

Net	$1,530	$1,751	$1,041

Benefits to policyholders ceded	$(482)	(544)	(473)

Reserve amounts ceded to reinsurers not authorized in the State of New York are mostly covered by letters of credit or trust agreements. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2016, any material recoveries were secured by letters of credit or assets placed in trust by the assuming company.

Neither the Company nor any of its related parties control, directly or indirectly, any external reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2016, there were no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

As of December 31, 2016, if all reinsurance agreements were cancelled the estimated aggregate reduction in unassigned surplus is $322 million.

The Company has not entered into any reinsurance transactions within the scope of Actuarial Guideline 48, the NAIC Term Life and Universal Life with Secondary Guarantees (XXX/AXXX) Credit for Reinsurance Model Regulation.

Non-Affiliated Reinsurance

Effective July 1, 2015, the Company entered into coinsurance reinsurance agreements with New York Life (“NYL”) to cede 100% quota share (“QS”) of the Company’s JHLICO Closed Block policies (“NYL 100% Coinsurance”). In addition, NYL agreed to retrocede 40% QS of the same policy risks back to the Company under a coinsurance funds withheld (“FWH”) agreement (“NYL 40% FWH Retrocession”). Collectively, these agreements are known as the NYL Agreements. The NYL

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

100% Coinsurance keeps the assets supporting the JHLICO Closed Block together in NYL, and the NYL 40% FWH Retrocession adjusts the net reinsurance to NYL to 60% of the JHLICO Closed Block policies at risk. The transactions included the transfer to NYL of $2,295 million of invested assets and $1,344 million in net policy liabilities. In addition, the Company recognized $952 million of FWH assets. The transactions resulted in a pre-tax loss of $134 million, including a ceding commission paid of $66 million, and an increase in surplus of $70 million, net of tax, which was deferred and amortized over a period of approximately 20 years.

The table below consists of the impact of the NYL Agreements:

	Year ended December 31,
	2016	2015

	(in millions)
Premiums ceded	$(84)	$(2,189)
Premiums assumed	34	875
Benefits ceded	(185)	(85)
Benefits assumed	74	34
Other amounts payable on reinsurance	(4)	332
Funds held by or deposited with reinsured companies	920	930

In conjunction with the NYL Agreements, the existing 100% coinsurance FWH agreement which retrocedes the JHLICO Closed Block New York business back to JHUSA from the Company was recaptured. This recapture was necessary to complete the NYL Agreements, because the policies under this agreement are the same policies at risk under the NYL Agreements. The recapture resulted in a decrease in FWH liability of $1,919 million and an increase in net policy assets and liabilities of $1,918 million, as well as a pre-tax loss of $149 million and a decrease in surplus, net of tax, of $96 million.

Affiliated Reinsurance

The table and commentary below consist of the impact of the reinsurance agreements with its parent, JHUSA:

	Years ended December 31,
	2016	2015	2014

	(in millions)
Premiums assumed, net	$183	$2,231	$192
Benefits assumed, net	427	436	394
Other reinsurance receivable	9	1	10
Other amounts payable on reinsurance	41	60	86
Funds withheld from unauthorized reinsurers	-	-	1,952
Treaty settlement received (paid)	(246)	(527)	(449)

*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

On January 1, 2010, the assets supporting the policyholders who reside in the state of New York (“NY business”) were transferred from JHUSA to the Company. The transfer included participating traditional life insurance, universal life insurance, fixed deferred and immediate annuities, participating pension contracts, and variable annuities. The NY business was transferred using assumption reinsurance, modified coinsurance and coinsurance with cut-through provisions.

The NY business related to the participating traditional life insurance policies were transferred from JHUSA to JHNY under a coinsurance agreement and was immediately retroceded back to JHUSA using a coinsurance FWH agreement. As the reinsurance agreements do not subject the reinsurer to reasonable possibility of significant loss, they are classified as

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

structured reinsurance and given deposit-type accounting treatment. The Company retained the invested assets supporting this block of business. As previously noted, the coinsurance FWH agreement was recaptured effective July 1, 2015. The NY business related to variable universal life was reinsured through coinsurance and modified coinsurance. The NY business related to universal life was transferred from JHUSA to JHNY under coinsurance agreements.

The NY business related to a majority of the fixed deferred annuity business was transferred from JHUSA to JHNY under an assumption reinsurance agreement. The NY business related to variable annuities and some participating pension contracts where assets were held in separate accounts were reinsured through modified coinsurance. The NY business related to fixed deferred and immediate annuities and participating pension contracts was transferred from JHUSA to JHNY under a coinsurance agreement.

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, John Hancock Reassurance Company Limited (“JHRECO”):

	Years ended December 31,
	2016	2015	2014

	(in millions)
Premiums ceded	$422	$-	$-
Benefits ceded	(21)	(42)	(40)
Other amounts payable on reinsurance	-	3	-
Funds withheld from unauthorized reinsurers	9	15	25
Treaty Settlement received (paid)	56	(1)	(11)

The Company reinsures a portion of the risk related to certain annuity policies with JHRECO. The reinsurance agreement is written on a modified coinsurance basis where the assets supporting the reinsured policies remain invested with the Company. On July 1, 2016, the Company recaptured the annuity policies with JHRECO. The recapture resulted in pre-tax income of $59 million and an increase in surplus, net of tax, of $38 million.

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, Manulife Reinsurance Limited (“MRL”):

	Years ended December 31,
	2016	2015	2014

	(in millions)
Premiums ceded	$-	$-	$(4)
Benefits ceded	(12)	(8)	(8)
Other reinsurance receivable	-	1	-
Other amounts payable on reinsurance	-	-	1
Funds withheld from unauthorized reinsurers	325	316	301
Treaty Settlement received (paid)	60	2	3

Effective July 1, 2005, the Company entered into a reinsurance agreement with MRL to reinsure 90% of all risks not already reinsured to third parties on selected single and joint survivorship guaranteed universal life contracts. The agreement is written on a coinsurance FWH basis.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

On October 1, 2016, the Company recaptured a block of no-lapse guarantee riders on universal life contracts ceded to an affiliate, Manulife Reinsurance Limited (“MRL”), resulting in a pre-tax loss of approximately $14 million and a decrease in surplus, net of tax, of $9 million.

9. Federal Income Taxes

The components of the net deferred tax asset/(liability) are as follows:

	December 31, 2016
	(1)	(2)	(3)
			(Col 1 + 2)
	Ordinary	Capital	Total

	(in millions)
(a) Gross deferred tax assets	$391	$2	$393
(b) Statutory valuation allowance adjustments	-	-	-

(c) Adjusted gross deferred tax assets (a — b)	391	2	393
(d) Deferred tax assets nonadmitted	160	-	160

(e) Subtotal net admitted deferred tax asset (c — d)	231	2	233
(f) Deferred tax liabilities	109	36	145

(g) Net admitted deferred tax asset / (net deferred tax liability) (e — f)	$122	$(34)	$88

	December 31, 2015
	(4)	(5)	(6)
			(Col 4 + 5)
	Ordinary	Capital	Total

	(in millions)
(a) Gross deferred tax assets	$375	$-	$375
(b) Statutory valuation allowance adjustments	-	-	-

(c) Adjusted gross deferred tax assets (a — b)	375	-	375
(d) Deferred tax assets nonadmitted	133	-	133

(e) Subtotal net admitted deferred tax asset (c — d)	242	-	242
(f) Deferred tax liabilities	120	39	159

(g) Net admitted deferred tax asset / (net deferred tax liability) (e — f)	$122	$(39)	$83

	Change
	(7)	(8)	(9)
	(Col 1 - 4)	(Col 2 - 5)	(Col 7 + 8)
	Ordinary	Capital	Total

	(in millions)
(a) Gross deferred tax assets	$16	$2	$18
(b) Statutory valuation allowance adjustments	-	-	-

(c) Adjusted gross deferred tax assets (a — b)	16	2	18
(d) Deferred tax assets nonadmitted	27	-	27

(e) Subtotal net admitted deferred tax asset (c — d)	(11)	2	(9)
(f) Deferred tax liabilities	(11)	(3)	(14)

(g) Net admitted deferred tax asset / (net deferred tax liability) (e — f)	$-	$5	$5

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The Company has not recorded a valuation allowance with respect to the realizability of its deferred tax assets. In assessing the need for a valuation allowance, management considered the future reversal of taxable temporary differences, future taxable income exclusive of reversing temporary differences, taxable income in the carry back period, as well as tax planning strategies. Tax planning strategies were considered to the extent they were both prudent and feasible and if implemented, would result in the realization of deferred tax assets. Based on management’s assessment of all available information, management believes that it is more likely than not the Company will realize the full benefit of its deferred tax assets.

The amount of adjusted gross deferred tax assets admitted under each component and the resulting increase in deferred tax assets by character are as follows:

	December 31, 2016
	(1)	(2)	(3)
			(Col 1 + 2)
	Ordinary	Capital	Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$88	$-	$88
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	-	-	-
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	-	-	-
2. Adjusted gross deferred tax assets allowed per limitation threshold.	197	-	197
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	143	2	145

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$231	$2	$233

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	December 31, 2015
	(4)	(5)	(6)
			(Col 4 + 5)
	Ordinary	Capital	Total

		(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$40	$-	$40
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	43	-	43
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	43	-	43
2. Adjusted gross deferred tax assets allowed per limitation threshold.	184	-	184
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	159	-	159

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$242	$-	$242

	Change
	(7)	(8)	(9)
	(Col 1 - 4)	(Col 2 - 5)	(Col 7 + 8)
	Ordinary	Capital	Total

		(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$48	$-	$48
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	(43)	-	(43)
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	(43)	-	(43)
2. Adjusted gross deferred tax assets allowed per limitation threshold.	13	-	13
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	(16)	2	(14)

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$(11)	$2	$(9)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	2016	2015

	(in millions)
(a) Ratio percentage used to determine recovery period and threshold limitation amount	1324%	1609%
(b) Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above	$1,316	$1,227

Impact of tax planning strategies is as follows:

	December 31, 2016
	(1)	(2)
	Ordinary	Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$391	$2
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$231	$2
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

	December 31, 2015
	(3)	(4)
	Ordinary	Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$375	$-
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$242	$-
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	Change
	(5)	(6)
	(Col 1 - 3)	(Col 2 - 4)
	Ordinary	Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$16	$2
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$(11)	$2
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no unrecognized deferred tax liabilities for amounts described in ASC 740-10-25-3.

Current income taxes incurred consist of the following major components:

	Years Ended December 31,
	(1)	(2)	(3)
			(Col 1 - 2)
	2016	2015	Change

	(in millions)
1. Current income tax
(a) Federal	$85	$(74)	$159
(b) Foreign	-	-	-

(c) Subtotal	85	(74)	159
(d) Federal income tax on net capital gains	126	22	104
(e) Utilization of capital loss carryforwards	-	-	-
(f) Other	-	-	-

(g) Federal and foreign income taxes incurred	$211	$(52)	$263

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	December 31,
	(1)	(2)	(3)
			(Col 1 - 2)
	2016	2015	Change

	(in millions)
2. Deferred tax assets:
(a) Ordinary:
(1) Discounting of unpaid losses	$-	$-	$-
(2) Unearned premium reserve	-	-	-
(3) Policyholder reserves	356	342	14
(4) Investments	3	7	(4)
(5) Deferred acquisition costs	11	4	7
(6) Policyholder dividends accrual	5	-	5
(7) Fixed assets	-	-	-
(8) Compensation and benefits accrual	-	-	-
(9) Pension accrual	-	-	-
(10) Receivables - nonadmitted	-	-	-
(11) Net operating loss carryforward	1	4	(3)
(12) Tax credit carry-forward	11	10	1
(13) Other (including items <5% of total ordinary tax assets)	4	8	(4)

(99) Subtotal	$391	$375	$16
(b) Statutory valuation allowance adjustment	-	-	-
(c) Nonadmitted	160	133	27

(d) Admitted ordinary deferred tax assets (2(a)(99) - 2(b) - 2(c))	$231	$242	$(11)
(e) Capital:
(1) Investments	$2	$-	$2
(2) Net capital loss carryforward	-	-	-
(3) Real estate	-	-	-
(4) Other (including items <5% of total capital tax assets)	-	-	-

(99) Subtotal	$2	$-	$2
(f) Statutory valuation allowance adjustment	-	-	-
(g) Nonadmitted	-	-	-

(h) Admitted capital deferred tax assets (2(e)(99) - 2(f) - 2(g))	$2	$-	$2
(i) Admitted deferred tax assets (2(d)+2(h))	$233	$242	$(9)
3. Deferred tax liabilities:
(a) Ordinary:
(1) Investments	$72	$99	$(27)
(2) Fixed assets	-	-	-
(3) Deferred and uncollected premium	7	6	1
(4) Policyholder reserves	-	-	-
(5) Other (including items <5% of total ordinary tax liabilities)	30	15	15

(99) Subtotal	$109	$120	$(11)
(b) Capital:
(1) Investments	$36	$39	$(3)
(2) Real estate	-	-	-
(3) Other (including items <5% of total capital tax liabilities)	-	-	-

(99) Subtotal	$36	$39	$(3)

(c) Deferred tax liabilities (3(a)(99) + 3(b)(99))	$145	$159	$(14)

4. Net deferred tax assets/liabilities (2(i) - 3(c))	$88	$83	$5

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The change in net deferred income taxes is comprised of the following:

	December 31,
	2016	2015	Change

	(in millions)
Total deferred tax assets	$393	$375	$18
Total deferred tax liabilities	145	159	(14)

Net deferred tax assets (liabilities)	$248	$216	$32

Tax effect of unrealized gains and losses			(10)
Tax effect of unrealized foreign exchange gains (losses)			-

Change in net deferred income taxes			$42

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 35% to income before income tax (including realized capital gains). The significant items causing this difference are as follows:

	Years Ended December 31,
	2016	2015	2014

	(in millions)
Ordinary provisions computed at statutory rate	$79	$(28)	$(74)
Net realized capital gains (losses) before IMR at statutory rate	107	21	(7)
Change in nonadmitted assets	-	-	-
Reinsurance	(7)	18	(4)
Valuation allowance	-	-	-
Tax-exempt income	-	-	-
Nondeductible expenses	-	-	-
Foreign tax expense gross up	-	-	1
Amortization of IMR	(6)	(19)	(5)
Tax recorded in surplus	1	2	1
Dividend received deduction	(8)	(7)	(7)
Investment in subsidiaries	-	1	-
Prior year adjustment	(6)	(1)	-
Tax credits	(1)	(1)	(1)
Change in tax reserve	10	1	3
Pension	-	-	-
Other	-	-	-

Total	$169	$(13)	$(93)

Federal and foreign income taxes incurred	$85	$(74)	$(3)
Capital gains tax	126	23	1
Change in net deferred income taxes	(42)	38	(91)

Total statutory income tax expense (benefit)	$169	$(13)	$(93)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

As of December 31, 2016, the Company had the following carry forwards:

	Origination Year	Expiration Year	Amount

	(in millions)
Net operating loss	2014	2029	$2
	2015	2030	-
	2016	2031

			$2

Alternative minimum tax credit	2004		$1
	2005		1

			$2

Foreign tax credits	2006	2016	1
	2007	2017	1
	2008	2018	1
	2011	2021	2
	2013	2023	1
	2014	2024	1
	2015	2025	1
	2016	2026	1

			$9

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $190 million, $0 million and $0 million for 2016, 2015 and 2014, respectively.

The Company has no deposits under Section 6603 of the Internal Revenue Code.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The Company is included in the consolidated federal income tax return of JHFC with the following entities:

Essex Corporation	John Hancock Insurance Agency Inc.
Farmland Management Services, Inc.	John Hancock Insurance Company of Vermont
Guide Financial, Inc.	John Hancock Leasing Corp.
Hancock Farmland Services, Inc.	John Hancock Life & Health Insurance Company
Hancock Forest Management Inc.	John Hancock Life Insurance Company (USA)
Hancock Natural Resource Group Inc.	John Hancock Realty Advisors Inc.
Hancock Venture Partners Inc.	John Hancock Realty Mgt. Inc.
Hancock Venture Partners Inc. Russia	John Hancock Signature Services Inc.
HVP-Special Purpose Sub I Inc.	John Hancock Natural Resource Corp.
HVP-Special Purpose Sub II Inc.	Manulife Reinsurance (Bermuda) Limited
JH California Real Estate Holdings, Inc.	Manulife Reinsurance Limited
JH Illinois Real Estate Holdings, Inc.	Manulife Service Corporation
JH Networking Insurance Agency Inc.	MCC Asset Management Inc.
JHFS One Corp.	PT Timber Inc.
John Hancock Assignment Company	Signator Insurance Agency Inc.
John Hancock Capital Growth Management Inc.	Signator Investors Inc.
John Hancock Energy Resources Mgt. Inc.	The Manufacturers Investment Corporation
John Hancock Financial Network Inc.	Transamerica Fund Distributors Inc.
John Hancock Financial Corporation	Transamerica Fund Management Company

In accordance with the income tax sharing agreements in effect for the applicable tax years, the Company’s income tax expense (benefit) is computed as if the Company filed separate federal income tax returns with tax benefits provided for operating losses and tax credits when utilized by the consolidated group. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements.

Taxes receivable from (payable to) JHUSA, are ($192) million and $50 million at December 31, 2016 and 2015, respectively, and are included in other assets or current federal income taxes payable on the Balance Sheets.

The Company files income tax returns in the U.S. federal jurisdiction and in New York. The Company is under continuous examination by the Internal Revenue Service (“IRS”). Effective for 2010, the Company’s common parent, JHFC, merged into Manulife Holdings (Delaware) LLC (“MHDLLC”) resulting in a new combined group. With respect to the legacy MHDLLC consolidated return group, the IRS audit for tax years through 2009 have been closed.

In December 2016, the Company received and signed an IRS Revenue Agent Report for tax years 2010-2013. Tax years 2014 and forward are open under the statute of limitations.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2016	2015

	(in millions)
Balance at beginning of year	$9	$8
Additions based on tax positions related to the current year	1	1
Payments	(2)	-
Additions for tax positions of prior years	13	-
Reductions for tax positions of prior years	(4)	-

Balance at end of year	$17	$9

Included in the balances as of December 31, 2016 and 2015, are $17 million and $9 million, respectively, of unrecognized benefits that, if recognized, would affect the Company’s effective tax rate. Included in the balances as of December 31, 2016 and 2015 are $0 million and $0 million, respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

The Company has no unrecognized tax benefits that will significantly increase or decrease in the next twelve months.

The Company recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense in the Statements of Operations. The Company recognized approximately $0 million, $0 million and $0 million of interest benefit in each of the years ended December 31, 2016, 2015, and 2014, respectively. The Company had approximately $1million and $0 million accrued for interest as of December 31, 2016 and 2015, respectively. The Company did not recognize any material penalties for the years ended December 31, 2016, 2015 and 2014.

10. Capital and Surplus

There are no restrictions placed on the Company’s unassigned surplus other than restrictions on dividend payments described below.

Under New York State insurance laws (“NYSIL”), no insurer without the prior approval of the Superintendent, may pay any shareholder dividend in the calendar year immediately following a calendar year for which the insurer’s net gain from operations, after tax, not including realized capital gains, was negative. NYSIL also limits the aggregate amount of dividends a life insurer may pay in any calendar year out of positive earned surplus, to the greater of (i) 10% of its statutory policyholders’ surplus as of the immediately preceding calendar year or (ii) the Company’s statutory net gain from operations, after tax, not including realized capital gains and (losses) for the immediately preceding calendar year, not to exceed 30% of its statutory policyholders’ surplus as of the immediately preceding calendar year.

In addition, NYSIL allows for a shareholder dividend even if the company does not have sufficient positive earned surplus, limited to the lesser of (i) 10% of its statutory policyholders’ surplus as of the immediately preceding calendar year or (ii) the Company’s statutory net gain from operations, after tax, not including realized capital gains and (losses) for the immediately preceding calendar year. The Company paid no shareholder dividends to its parent, JHUSA, in 2016, 2015 and 2014.

Life/health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2016 and 2015, based on calculations pursuant to those requirements, the Company’s total adjusted capital exceeds the company action level.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions

Service Agreements

The Company has formal service agreements with JHUSA whereby the Company will pay a fee for services received under the agreements which include legal, personnel, marketing, investment accounting, and certain other administrative services and are billed based on intercompany cost allocations or total average daily net assets. Costs incurred under the agreements were $62 million, $68 million, and $68 million at December 31, 2016, 2015 and 2014, respectively. As of December 31, 2016 and 2015, the Company had amounts payable of $12 million and $15 million, respectively.

The Company has an Administrative Service Agreement with JHIMS and John Hancock Advisors (“JHA”) pursuant to which the Company will provide certain administrative and related functional support services as required by JHIMS and JHA in connection with variable contracts issued by the Company which provide for investment in selected portfolios of JHIMA and JHA. For such services, JHIMS and JHA will pay the Company a quarterly fee equal to a percentage of the average daily net assets of the funds attributable to the contracts issued by the Company. The amount earned under the agreement was $16 million and $17 million for the years ended December 31, 2016 and 2015, respectively.

The Company has an Underwriting and Distribution Agreement with JHD pursuant to which JHD is appointed as the principal underwriter and exclusive distributor of the variable life and other products issued by the Company. For the years ended December 31, 2016, 2015 and 2014, the Company was billed by JHD for underwriting commissions of $61 million, $69 million, and $72 million, respectively. The Company had amounts payable for services provided of $3 million and $3 million at December 31, 2016 and 2015, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company’s Balance Sheets and Statements of Operations may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

Other

During 2016, the Company received dividends of $3 million from JHCREH prior to the entity being dissolved. These dividends are included in the Company’s net investment income.

The Company did not own any shares of the stock of its parent, JHUSA, or its ultimate parent, MFC, at December 31, 2016 and 2015.

The Company is party to the Second Restated and Amended Liquidity Pool and Loan Facility Agreement effective January 1, 2010 with JHUSA. Pursuant to the agreement, participating affiliates are permitted to invest their excess cash in the liquidity pool and earn interest calculated at a rate that is reset daily to the one-month U.S. Dollar London Inter-Bank Bid Rate (“LIBID”), subject to an aggregate limit of $5 billion and an amount not to exceed 10% of the Company’s admitted assets as shown in the last financial statement filed with the Insurance Division. As of December 31, 2016 and 2015, the Company had a receivable from JHUSA in the amount of $263 million and $473 million, respectively, which is included in amounts due from affiliates in the Balance Sheets.

The Company had receivables from JHIMS relating to distributions of $1 million and $1 million, which were included in investment income due and accrued at December 31, 2016 and 2015, respectively.

The Company did not recognize any impairment write-down for its investment in subsidiaries, controlled or affiliated companies for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company also enters into reinsurance transactions with its affiliates. Please refer to the Reinsurance Note for further details.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

12. Commitments, Contingencies and Legal Proceedings

Commitments: The Company has extended commitments to purchase long-term bonds of $18 million, to purchase other invested assets of $690 million, and issue agricultural and commercial mortgages of $0 million at December 31, 2016. Approximately 27% of these commitments expire in 2017.

Contingencies: As of December 31, 2016, the Company does not have any material contingencies.

Legal Proceedings: The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, and a taxpayer. In addition, the Insurance Department, the New York Attorney General, the SEC, the Financial Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. An estimation of the range of potential outcomes in any given matter is often unavailable until such matters have developed and sufficient information emerges to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

Two putative class actions against our parent company, JHUSA, are pending, one in New York and one in California, in which claims are made that JHUSA breached, and continues to breach, the contractual terms of certain universal life policies issued between approximately 1990 and 2006 by including impermissible charges in its cost of insurance (“COI”) calculations. JHUSA believes that its COI calculations have been, and continue to be, in accordance with the terms of the policies and intends to vigorously defend these actions. Both cases are in the discovery stage and it is premature to attempt to predict any outcome or range of outcomes for these matters.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

13. Annuity Actuarial Reserves

The Company’s annuity reserves and deposit fund liabilities and related separate account liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	December 31, 2016
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$97	$-	$-	$97	1%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	7,255	7,255	70%

Total with adjustment or at fair value	100	-	7,255	7,355	71%
At book value without adjustment (minimal or no charge or adjustment)	1,532	-	-	1,532	15%
Not subject to discretionary withdrawal	1,410	-	2	1,412	14%

Total (gross)	3,042	-	7,257	10,299	100%

Reinsurance ceded	1,176	-	-	1,176

Total (net)	$1,866	$-	$7,257	$9,123

	December 31, 2015
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$105	$-	$-	$105	1%
At book value less current surrender charge of 5% or more	4	-	-	4	0%
At fair value	-	-	7,215	7,215	69%

Total with adjustment or at fair value	109	-	7,215	7,324	70%
At book value without adjustment (minimal or no charge or adjustment)	1,708	-	-	1,708	16%
Not subject to discretionary withdrawal	1,430	-	2	1,432	14%

Total (gross)	3,247	-	7,217	10,464	100%

Reinsurance ceded	1,264	-	-	1,264

Total (net)	$1,983	$-	$7,217	$9,200

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts

Separate accounts held by the Company include individual and group variable annuity and variable life products that offer guarantee and non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

For guarantees of amounts in the event of death, the net amount at risk is defined as the excess of the initial sum insured over the current sum insured for fixed premium variable life insurance contracts, and, for other variable life insurance contracts, is equal to the sum insured when the account value is zero and the policy is still in force.

The deposits related to variable annuities generally provide a GMDB. For annuity products, this can take the form of either (a) return of no less than total deposits made to the contract less any partial withdrawals; (b) total deposits made to the contract less any partial withdrawals plus a minimum return; (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary; or (d) a combination benefit of (b) and (c) above. The assets and liabilities of these accounts are carried at fair value. The GMDB reserve is held in the Company’s general account policy reserves.

Contracts with guaranteed minimum income benefit (“GMIB”) rider provides a guaranteed lifetime annuity which may be elected by the contract holder after a stipulated waiting period (ten years), and which may be larger than what the contract account balance could purchase at then-current annuity purchase rates.

Multiple variations of an optional GMWB rider have also been offered by the Company. The GMWB rider provides contract holders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of “step-up” provisions which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

Unaffiliated reinsurance has been utilized to mitigate risk related to some of the guarantee benefit riders. Hedging has also been utilized to mitigate risk related to some of the GMWB riders.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For GMWB, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

The deposits related to the variable life insurance contracts are invested in separate accounts and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

All of the Company’s separate account assets were legally insulated at December 31, 2016 and 2015. The assets legally insulated from the general account are attributed to the following products/transactions:

	December 31,
Product/Transaction	2016	2015

	(in millions)
Group Annuity Contracts (401K)	$4,296	$4,066
Variable and Fixed Annuities	2,972	3,167
Life insurance	235	215

Total	$7,503	$7,448

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

To compensate the general account for the risk taken, the separate account paid risk charges and amounts toward separate account guarantees are as follows:

	Risk Charges Paid to General Account	Amounts toward Separate Account Guarantees

	(in millions)
2016	$17	$4
2015	$18	$2
2014	$19	$5
2013	$20	$5
2012	$21	$4

The Company had the following variable annuities with guaranteed benefits:

	December 31,
	2016	2015

	(in millions, except for ages)
Account value	$3,021	$3,217
Amount of reserve held	185	223
Net amount at risk — gross	402	442
Weighted average attained age	68	68

The following assumptions and methodology were used to determine the amounts above at December 31, 2016 and 2015:

•

Actuarial Guideline 43 (“AG 43”) is used in both years to determine the aggregate reserve for products falling under the scope. Assumptions used in the standard scenario are prescribed by the guideline. Assumptions used in the stochastic scenarios are detailed below.

•	The stochastically generated projection scenarios have met the scenario calibration criteria prescribed in AG 43.

•

In 2016 and 2015, annuity mortality is based on the Ruark Variable Annuity Table, which is based on an industry study of variable annuity deaths. The table is further adjusted by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

•

In 2016 and 2015, annuity base lapse rates vary by product, policy year, and rider type, where the lapse rates range from 0.5% to 40% for GMDB, GMIB and GMWB. These rates are dynamically reduced for guarantees that are in-the-money. Beginning in 2012, rates are also dynamically increased for GMWBs that are out-of-the-money.

•	For variable annuities, the swap curve at December 31 is used for discounting in both years.

•	For variable annuities, mean return, volatility and correlation assumptions are determined by indices, which have met the calibration criteria prescribed in AG 43.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

Account balances of variable contracts with guarantees were invested in separate accounts with the following characteristics:

	December 31,
	2016	2015

	(in millions)
Type of Fund
Equity	$1,585	$1,598
Balanced	1,239	1,379
Bonds	355	375
Money Market	23	26

Total	$3,202	$3,378

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	December 31,
	2016	2015

	(in millions)
Premiums, deposits and other considerations	$806	$727

Reserves for accounts with assets at:
Fair value	7,472	7,410
Amortized cost	-	-

Total	$7,472	$7,410

	December 31,
	2016	2015

	(in millions)
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$-	$-
At book value without fair value adjustments and with current surrender charge of 5% or more	99	107
At fair value	7,318	7,263
At book value without fair value adjustments and with current surrender charge of less than 5%	53	38

Subtotal	7,470	7,408
Not subject to discretionary withdrawal	2	2

Total	$7,472	$7,410

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

Amounts transferred to and from separate accounts are as follows:

	December 31,
	2016	2015	2014

	(in millions)
Transfers to separate accounts	$1,022	$934	$884
Transfers from separate accounts	1,369	1,403	1,401

Net transfers to (from) separate accounts	$(347)	$(469)	$(517)

15. Employee Benefits

Retirement Plans: The Company participates in the John Hancock Pension Plan, a qualified defined benefit plan sponsored by MIC. The Company also participates in the John Hancock Non-Qualified Pension Plan, a non-qualified defined benefit plan for employees whose qualified cash balance benefit is restricted by the Internal Revenue Code. The non-qualified defined benefit plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under this plan continue to be subject to the plan’s provisions. The expense for these plans was charged to the Company and was not material for the years ended December 31, 2016, 2015 and 2014.

401(k) Plan: The Company participates in The Investment-Incentive Plan for John Hancock Employees, a qualified defined contribution plan for its employees who meet certain eligibility requirements. The plan is sponsored by JHUSA. The expense for the defined contribution plan was charged to the Company and was not material for the years ended December 31, 2016, 2015 and 2014.

Other Postretirement Benefit Plan: The Company participates in the John Hancock Employee Welfare Plan (“the Welfare Plan”), a postretirement and postemployment medical and life insurance benefit plan for its retired employees and their spouses. The Welfare Plan is sponsored by MIC. The expense for other postretirement benefits was charged to the Company and was not material for the years ended December 31, 2016, 2015 and 2014.

16. Subsequent Events

The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2016 financial statements through March 29, 2017, the date the financial statements were issued. The Company did not have any subsequent events requiring disclosure.

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company of New York Separate Account B

December 31, 2016

John Hancock Life Insurance Company of New York Separate Account B

Audited Financial Statements

December  31, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors of John Hancock Life Insurance Company of New York and Contract Owners of John Hancock Life Insurance Company of New York Separate Account B

We have audited the accompanying statements of assets and liabilities of John Hancock Life Insurance Company of New York Separate Account B (the Account) comprised of the following sub-accounts,

500 Index Fund B Series NAV	International Small Company Trust Series NAV
Active Bond Trust Series I	International Value Trust Series I
Active Bond Trust Series NAV	International Value Trust Series NAV
All Cap Core Trust Series I	Investment Quality Bond Trust Series I
All Cap Core Trust Series NAV	Investment Quality Bond Trust Series NAV
Alpha Opportunities Trust Series I	Lifestyle Aggressive MVP Series I
Alpha Opportunities Trust Series NAV	Lifestyle Aggressive MVP Series NAV
American Asset Allocation Trust Series I	Lifestyle Aggressive Trust PS Series NAV
American Global Growth Trust Series I	Lifestyle Balanced MVP Series I
American Growth Trust Series I	Lifestyle Balanced MVP Series NAV
American Growth-Income Trust Series I	Lifestyle Balanced Trust PS Series NAV
American International Trust Series I	Lifestyle Conservative MVP Series I
American New World Trust Series I	Lifestyle Conservative MVP Series NAV
Blue Chip Growth Trust Series I	Lifestyle Conservative Trust PS Series NAV
Blue Chip Growth Trust Series NAV	Lifestyle Growth MVP Series I
Bond Trust Series I	Lifestyle Growth MVP Series NAV
Bond Trust Series NAV	Lifestyle Growth Trust PS Series I
Capital Appreciation Trust Series I	Lifestyle Growth Trust PS Series NAV
Capital Appreciation Trust Series NAV	Lifestyle Moderate MVP Series I
Capital Appreciation Value Trust Series I	Lifestyle Moderate MVP Series NAV
Capital Appreciation Value Trust Series NAV	Lifestyle Moderate Trust PS Series NAV
Core Bond Trust Series I	M Capital Appreciation
Core Bond Trust Series NAV	M International Equity
Core Strategy Trust Series NAV	M Large Cap Growth
Emerging Markets Value Trust Series I	M Large Cap Value
Emerging Markets Value Trust Series NAV	Mid Cap Index Trust Series I
Equity Income Trust Series I	Mid Cap Index Trust Series NAV
Equity Income Trust Series NAV	Mid Cap Stock Trust Series I
Financial Industries Trust Series I	Mid Cap Stock Trust Series NAV
Financial Industries Trust Series NAV	Mid Value Trust Series I
Fundamental All Cap Core Trust Series I	Mid Value Trust Series NAV
Fundamental All Cap Core Trust Series NAV	Money Market Trust Series I
Fundamental Large Cap Value Trust Series I	Money Market Trust Series NAV
Fundamental Large Cap Value Trust Series NAV	PIMCO All Asset
Global Bond Trust Series I	Real Estate Securities Trust Series I
Global Bond Trust Series NAV	Real Estate Securities Trust Series NAV
Global Trust Series I	Science & Technology Trust Series I
Global Trust Series NAV	Science & Technology Trust Series NAV
Health Sciences Trust Series I	Short Term Government Income Trust Series I
Health Sciences Trust Series NAV	Short Term Government Income Trust Series NAV
High Yield Trust Series I	Small Cap Growth Trust Series I
High Yield Trust Series NAV	Small Cap Growth Trust Series NAV
International Equity Index Trust B Series I	Small Cap Index Trust Series I
International Equity Index Trust B Series NAV	Small Cap Index Trust Series NAV
International Growth Stock Trust Series I	Small Cap Opportunities Trust Series I
International Growth Stock Trust Series NAV	Small Cap Opportunities Trust Series NAV
International Small Company Trust Series I	Small Cap Value Trust Series I

Small Cap Value Trust Series NAV	Ultra Short Term Bond Trust Series I
Small Company Value Trust Series I	Ultra Short Term Bond Trust Series NAV
Small Company Value Trust Series NAV	Utilities Trust Series I
Strategic Income Opportunities Trust Series I	Utilities Trust Series NAV
Strategic Income Opportunities Trust Series NAV	Value Trust Series I
Total Bond Market Trust B Series NAV	Value Trust Series NAV
Total Stock Market Index Trust Series I
Total Stock Market Index Trust Series NAV

as of December 31, 2016, and the related statements of operations and changes in contract owners’ equity for the above mentioned sub-accounts and for the Franklin Templeton Founding Allocation Trust Series I, Franklin Templeton Founding Allocation Trust Series NAV, International Core Trust Series I, International Core Trust Series NAV, Money Market Trust B Series NAV, Real Return Bond Trust Series I, Real Return Bond Trust Series NAV, U.S. Equity Trust Series I, U.S. Equity Trust Series NAV, and Total Return Trust Series I sub-accounts (the “closed sub-accounts”) for each of the periods indicated therein. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the above mentioned sub-accounts constituting John Hancock Life Insurance Company of New York Separate Account B at December 31, 2016, the results of their and the closed sub-accounts’ operations, and changes in contract owners’ equity for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ ERNST & YOUNG LLP

Boston, Massachusetts

March 29, 2017

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	500 Index Fund B Series NAV	Active Bond Trust Series I	Active Bond Trust Series NAV	All Cap Core Trust Series I	All Cap Core Trust Series NAV	Alpha Opportunities Trust Series I
Total Assets
Investments at fair value	$16,840,758	$286,789	$1,077,045	$299,565	$139,729	$4,722

Units outstanding	360,358	12,589	14,485	15,507	6,083	194
Unit value	$46.73	$22.78	$74.36	$19.32	$22.97	$24.34

Shares	617,104	30,348	113,853	9,926	4,627	466
Cost	$15,274,893	$297,831	$1,126,625	$156,346	$111,365	$5,059

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Alpha Opportunities Trust Series NAV	American Asset Allocation Trust Series I	American Global Growth Trust Series I	American Growth Trust Series I	American Growth-Income Trust Series I	American International Trust Series I
Total Assets
Investments at fair value	$159,551	$3,107,265	$266,536	$2,672,148	$2,393,654	$1,602,811

Units outstanding	6,192	185,378	16,977	101,511	94,612	82,609
Unit value	$25.77	$16.76	$15.70	$26.32	$25.30	$19.40

Shares	15,735	232,580	19,846	143,510	136,158	90,503
Cost	$190,853	$3,165,268	$289,400	$2,701,021	$2,414,286	$1,529,345

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	American New World Trust Series I	Blue Chip Growth Trust Series I	Blue Chip Growth Trust Series NAV	Bond Trust Series I	Bond Trust Series NAV	Capital Appreciation Trust Series I
Total Assets
Investments at fair value	$390,712	$722,465	$7,175,080	$20,748	$1,136,780	$323,326

Units outstanding	24,076	27,076	52,357	1,800	98,343	11,837
Unit value	$16.23	$26.68	$137.04	$11.53	$11.56	$27.31

Shares	35,168	26,319	261,387	1,559	85,408	27,658
Cost	$435,839	$798,722	$8,278,757	$21,596	$1,173,117	$371,122

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Capital Appreciation Trust Series NAV	Capital Appreciation Value Trust Series I	Capital Appreciation Value Trust Series NAV	Core Bond Trust Series I	Core Bond Trust Series NAV	Core Strategy Trust Series NAV
Total Assets
Investments at fair value	$3,317,642	$501	$2,966,043	$650,553	$2,357,008	$8,000,848

Units outstanding	123,590	25	148,514	31,175	140,605	507,051
Unit value	$26.84	$20.04	$19.97	$20.87	$16.76	$15.78

Shares	283,317	45	268,177	49,698	180,891	563,440
Cost	$3,576,997	$546	$3,209,181	$669,186	$2,420,336	$8,056,279

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Emerging Markets Value Trust Series I	Emerging Markets Value Trust Series NAV	Equity Income Trust Series I (a)	Equity Income Trust Series NAV (b)	Financial Industries Trust Series I	Financial Industries Trust Series NAV
Total Assets
Investments at fair value	$49,004	$746,284	$518,476	$5,238,834	$104,083	$539,626

Units outstanding	3,638	68,929	16,816	102,723	3,787	16,289
Unit value	$13.47	$10.83	$30.83	$51.00	$27.48	$33.13

Shares	6,020	91,794	31,102	315,402	7,909	41,099
Cost	$48,347	$834,766	$537,662	$5,236,996	$82,201	$497,596

(a)	Renamed on May 2, 2016. Previously known as Equity-Income Trust Series I.
(b)	Renamed on May 2, 2016. Previously known as Equity-Income Trust Series NAV.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Fundamental All Cap Core Trust Series I	Fundamental All Cap Core Trust Series NAV	Fundamental Large Cap Value Trust Series I	Fundamental Large Cap Value Trust Series NAV	Global Bond Trust Series I	Global Bond Trust Series NAV
Total Assets
Investments at fair value	$627	$623,457	$764,749	$2,374,790	$229,592	$952,636

Units outstanding	15	25,512	24,751	109,078	10,708	31,069
Unit value	$41.80	$24.44	$30.90	$21.77	$21.44	$30.66

Shares	30	29,717	41,360	128,437	18,881	78,600
Cost	$600	$584,242	$713,771	$2,162,655	$236,778	$1,003,073

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Global Trust Series I	Global Trust Series NAV	Health Sciences Trust Series I	Health Sciences Trust Series NAV	High Yield Trust Series I	High Yield Trust Series NAV
Total Assets
Investments at fair value	$103,553	$1,168,068	$329,846	$2,180,130	$313,410	$2,981,723

Units outstanding	5,350	66,006	4,740	40,164	13,164	132,135
Unit value	$19.36	$17.70	$69.59	$54.28	$23.81	$22.57

Shares	5,514	62,264	15,110	98,738	59,925	577,853
Cost	$109,208	$1,213,687	$407,668	$3,119,940	$335,375	$3,206,628

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	International Equity Index Trust B Series I	International Equity Index Trust B Series NAV	International Growth Stock Trust Series I	International Growth Stock Trust Series NAV	International Small Company Trust Series I	International Small Company Trust Series NAV
Total Assets
Investments at fair value	$217,256	$6,025,292	$142,812	$745,839	$82,396	$1,100,500

Units outstanding	19,085	134,866	11,921	62,105	5,204	69,273
Unit value	$11.38	$44.68	$11.98	$12.01	$15.83	$15.89

Shares	14,689	407,665	9,256	48,306	6,613	88,323
Cost	$220,988	$6,680,752	$133,817	$752,678	$75,554	$1,044,058

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	International Value Trust Series I	International Value Trust Series NAV	Investment Quality Bond Trust Series I	Investment Quality Bond Trust Series NAV	Lifestyle Aggressive MVP Series I	Lifestyle Aggressive MVP Series NAV
Total Assets
Investments at fair value	$317,999	$1,596,482	$306,645	$521,374	$453,616	$12,545,507

Units outstanding	12,833	99,853	12,851	31,503	23,137	699,792
Unit value	$24.78	$15.99	$23.86	$16.55	$19.61	$17.93

Shares	25,542	129,270	27,902	47,614	46,052	1,273,656
Cost	$317,621	$1,617,783	$324,581	$536,924	$424,122	$11,977,396

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Lifestyle Aggressive Trust PS Series NAV	Lifestyle Balanced MVP Series I	Lifestyle Balanced MVP Series NAV	Lifestyle Balanced Trust PS Series NAV	Lifestyle Conservative MVP Series I	Lifestyle Conservative MVP Series NAV
Total Assets
Investments at fair value	$160,727	$4,948,147	$35,567,538	$1,148,326	$64,247	$3,186,335

Units outstanding	13,793	206,438	1,973,057	100,817	2,661	185,509
Unit value	$11.65	$23.97	$18.03	$11.39	$24.14	$17.18

Shares	12,547	410,635	2,944,333	83,393	5,778	286,026
Cost	$158,159	$5,006,848	$37,678,666	$1,182,506	$71,011	$3,538,579

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Lifestyle Conservative Trust PS Series NAV	Lifestyle Growth MVP Series I	Lifestyle Growth MVP Series NAV	Lifestyle Growth Trust PS Series I	Lifestyle Growth Trust PS Series NAV	Lifestyle Moderate MVP Series I
Total Assets
Investments at fair value	$87,513	$2,018,359	$33,819,208	$1,044	$4,747,850	$810,333

Units outstanding	7,904	93,613	1,901,864	102	409,807	33,313
Unit value	$11.07	$21.56	$17.78	$10.24	$11.59	$24.32

Shares	6,784	155,378	2,601,478	72	326,987	69,556
Cost	$91,989	$1,877,775	$32,805,002	$1,044	$4,772,818	$805,895

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Lifestyle Moderate MVP Series NAV	Lifestyle Moderate Trust PS Series NAV	M Capital Appreciation	M International Equity	M Large Cap Growth	M Large Cap Value
Total Assets
Investments at fair value	$8,335,995	$707,897	$384,354	$514,619	$716,972	$597,955

Units outstanding	462,428	62,721	3,995	16,220	13,574	23,018
Unit value	$18.03	$11.29	$96.21	$31.73	$52.82	$25.98

Shares	715,536	52,476	13,127	46,279	35,902	46,389
Cost	$9,149,011	$731,536	$380,855	$558,702	$805,431	$603,419

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Mid Cap Index Trust Series I	Mid Cap Index Trust Series NAV	Mid Cap Stock Trust Series I	Mid Cap Stock Trust Series NAV	Mid Value Trust Series I	Mid Value Trust Series NAV
Total Assets
Investments at fair value	$369,908	$3,184,142	$287,428	$1,248,936	$264,205	$885,064

Units outstanding	7,513	98,520	8,192	16,346	8,490	18,500
Unit value	$49.24	$32.32	$35.09	$76.41	$31.12	$47.84

Shares	17,350	149,350	20,299	87,277	22,737	76,563
Cost	$344,264	$3,022,797	$329,712	$1,444,672	$271,193	$871,406

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Money Market Trust Series I	Money-Market Trust Series NAV	PIMCO All Asset	Real Estate Securities Trust Series I	Real Estate Securities Trust Series NAV	Science & Technology Trust Series I
Total Assets
Investments at fair value	$2,218,048	$4,881,977	$1,534,384	$714,389	$2,363,055	$262,607

Units outstanding	164,662	487,645	94,849	12,973	15,471	14,102
Unit value	$13.47	$10.01	$16.18	$55.07	$152.74	$18.62

Shares	2,218,048	4,881,977	150,725	38,305	127,457	11,682
Cost	$2,218,048	$4,881,977	$1,684,625	$517,409	$1,892,154	$261,927

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Science & Technology Trust Series NAV	Short Term Government Income Trust Series I	Short Term Government Income Trust Series NAV	Small Cap Growth Trust Series I	Small Cap Growth Trust Series NAV	Small Cap Index Trust Series I
Total Assets
Investments at fair value	$1,237,631	$373,228	$514,660	$17,809	$968,168	$150,957

Units outstanding	39,801	34,710	47,698	691	31,662	4,021
Unit value	$31.10	$10.75	$10.79	$25.77	$30.58	$37.54

Shares	54,569	30,794	42,464	2,223	119,675	10,241
Cost	$1,306,845	$387,464	$536,103	$19,529	$1,248,416	$135,360

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Small Cap Index Trust Series NAV	Small Cap Opportunities Trust Series I	Small Cap Opportunities Trust Series NAV	Small Cap Value Trust Series I	Small Cap Value Trust Series NAV	Small Company Value Trust Series I
Total Assets
Investments at fair value	$2,384,087	$125,799	$759,381	$96,108	$1,424,668	$199,403

Units outstanding	79,543	2,814	34,463	3,229	17,008	3,998
Unit value	$29.97	$44.70	$22.03	$29.76	$83.76	$49.88

Shares	161,633	4,050	24,575	4,468	66,449	9,039
Cost	$2,264,118	$127,776	$712,869	$86,648	$1,424,174	$181,458

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Small Company Value Trust Series NAV	Strategic Income Opportunities Trust Series I	Strategic Income Opportunities Trust Series NAV	Total Bond Market Trust B Series NAV	Total Stock Market Index Trust Series I	Total Stock Market Index Trust Series NAV
Total Assets
Investments at fair value	$1,390,867	$143,791	$1,752,214	$717,243	$154,027	$3,541,365

Units outstanding	48,759	5,233	85,913	29,548	5,761	39,740
Unit value	$28.53	$27.48	$20.40	$24.27	$26.74	$89.11

Shares	63,221	10,723	131,056	71,226	8,018	184,446
Cost	$1,341,739	$143,974	$1,755,013	$744,547	$113,063	$3,153,230

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Ultra Short Term Bond Trust Series I	Ultra Short Term Bond Trust Series NAV	Utilities Trust Series I	Utilities Trust Series NAV	Value Trust Series I	Value Trust Series NAV
Total Assets
Investments at fair value	$24,256	$287,981	$110,484	$959,365	$192,581	$888,097

Units outstanding	2,402	28,405	3,119	33,814	4,599	30,987
Unit value	$10.10	$10.14	$35.42	$28.37	$41.87	$28.66

Shares	2,106	24,977	8,769	76,261	9,097	42,030
Cost	$24,631	$292,281	$120,119	$1,054,459	$187,421	$922,621

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund B Series NAV		Active Bond Trust Series I		Active Bond Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$265,223	$172,824	$11,110	$17,899	$38,762	$48,429
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	265,223	172,824	11,110	17,899	38,762	48,429

Realized gains (losses) on investments:
Capital gain distributions received	183,530	92,908	—	—	—	—
Net realized gain (loss)	326,614	438,454	7,013	1,891	(5,618)	(1,333)

Realized gains (losses)	510,144	531,362	7,013	1,891	(5,618)	(1,333)

Unrealized appreciation (depreciation) during the period	646,619	(609,394)	(1,126)	(18,745)	10,606	(51,322)

Net increase (decrease) in net assets from operations	1,421,986	94,792	16,997	1,045	43,750	(4,226)

Changes from principal transactions:
Purchase payments	897,636	808,612	8,670	19,493	139,435	82,828
Transfers between sub-accounts and the company	4,909,415	2,706,126	(67,649)	(45,783)	44,543	265,343
Transfers on general account policy loans	132,890	(552,297)	(9,089)	(239)	(1,181)	(12,317)
Withdrawals	(105,610)	(476,576)	(2)	1	(65,050)	(1,819)
Annual contract fee	(714,131)	(518,400)	(16,127)	(14,871)	(38,236)	(28,768)

Net increase (decrease) in net assets from principal transactions	5,120,200	1,967,465	(84,197)	(41,399)	79,511	305,267

Total increase (decrease) in net assets	6,542,186	2,062,257	(67,200)	(40,354)	123,261	301,041
Net assets at beginning of period	10,298,572	8,236,315	353,989	394,343	953,784	652,743

Net assets at end of period	$16,840,758	$10,298,572	$286,789	$353,989	$1,077,045	$953,784

	2016	2015	2016	2015	2016	2015
Units, beginning of period	252,214	207,187	16,213	18,091	13,404	9,184
Units issued	155,151	115,763	2,915	1,319	3,255	6,217
Units redeemed	(47,007)	(70,736)	(6,539)	(3,197)	(2,174)	(1,997)

Units, end of period	360,358	252,214	12,589	16,213	14,485	13,404

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	All Cap Core Trust Series I		All Cap Core Trust Series NAV		Alpha Opportunities Trust Series I
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$5,310	$2,886	$2,283	$1,099	$78	$53
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	5,310	2,886	2,283	1,099	78	53

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	514	2,448
Net realized gain (loss)	17,835	4,483	4,612	8,299	(3,773)	(2,726)

Realized gains (losses)	17,835	4,483	4,612	8,299	(3,259)	(278)

Unrealized appreciation (depreciation) during the period	7,523	388	5,557	(7,141)	928	(1,266)

Net increase (decrease) in net assets from operations	30,668	7,757	12,452	2,257	(2,253)	(1,491)

Changes from principal transactions:
Purchase payments	7,334	9,648	32,889	19,031	2,850	3,700
Transfers between sub-accounts and the company	(49)	(2,055)	(843)	13,966	(35,975)	38,168
Transfers on general account policy loans	(21,271)	—	(4,833)	(8,881)	—	—
Withdrawals	(3,528)	(1)	18	155	(5)	—
Annual contract fee	(9,461)	(11,979)	(10,924)	(10,018)	(165)	(107)

Net increase (decrease) in net assets from principal transactions	(26,975)	(4,387)	16,307	14,253	(33,295)	41,761

Total increase (decrease) in net assets	3,693	3,370	28,759	16,510	(35,548)	40,270
Net assets at beginning of period	295,872	292,502	110,970	94,460	40,270	—

Net assets at end of period	$299,565	$295,872	$139,729	$110,970	$4,722	$40,270

	2016	2015	2016	2015	2016	2015
Units, beginning of period	16,934	17,175	5,345	4,670	1,749	—
Units issued	307	469	1,437	1,566	125	2,135
Units redeemed	(1,734)	(710)	(699)	(891)	(1,680)	(386)

Units, end of period	15,507	16,934	6,083	5,345	194	1,749

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Alpha Opportunities Trust Series NAV		American Asset Allocation Trust Series I		American Global Growth Trust Series I
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$2,692	$967	$38,556	$49,142	$2,491	$3,303
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	2,692	967	38,556	49,142	2,491	3,303

Realized gains (losses) on investments:
Capital gain distributions received	17,077	24,999	337,025	180,653	32,125	10,746
Net realized gain (loss)	(8,225)	(4,708)	24,880	39,972	(161)	4,715

Realized gains (losses)	8,852	20,291	361,905	220,625	31,964	15,461

Unrealized appreciation (depreciation) during the period	(3,670)	(21,254)	(172,018)	(244,480)	(30,872)	(9,565)

Net increase (decrease) in net assets from operations	7,874	4	228,443	25,287	3,583	9,199

Changes from principal transactions:
Purchase payments	18,204	11,518	319,165	274,307	23,712	17,782
Transfers between sub-accounts and the company	9,457	5,301	419,958	79,202	53,433	61,124
Transfers on general account policy loans	(324)	—	(3,959)	(3,892)	—	—
Withdrawals	(184)	(41)	(2,911)	(8,316)	(1,720)	6
Annual contract fee	(8,731)	(7,214)	(179,303)	(141,660)	(17,672)	(13,684)

Net increase (decrease) in net assets from principal transactions	18,422	9,564	552,950	199,641	57,753	65,228

Total increase (decrease) in net assets	26,296	9,568	781,393	224,928	61,336	74,427
Net assets at beginning of period	133,255	123,687	2,325,872	2,100,944	205,200	130,773

Net assets at end of period	$159,551	$133,255	$3,107,265	$2,325,872	$266,536	$205,200

	2016	2015	2016	2015	2016	2015
Units, beginning of period	5,469	5,074	151,239	138,059	13,107	8,908
Units issued	1,743	1,392	43,789	22,137	4,825	5,658
Units redeemed	(1,020)	(997)	(9,650)	(8,957)	(955)	(1,459)

Units, end of period	6,192	5,469	185,378	151,239	16,977	13,107

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Growth Trust Series I		American Growth-Income Trust Series I		American International Trust Series I
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$10,117	$6,036	$37,520	$33,223	$16,141	$18,774
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	10,117	6,036	37,520	33,223	16,141	18,774

Realized gains (losses) on investments:
Capital gain distributions received	754,781	124,572	555,150	268,751	(27)	—
Net realized gain (loss)	90,330	106,579	92,390	347,694	39,581	30,578

Realized gains (losses)	845,111	231,151	647,540	616,445	39,554	30,578

Unrealized appreciation (depreciation) during the period	(629,660)	(88,770)	(429,073)	(587,637)	2,122	(106,853)

Net increase (decrease) in net assets from operations	225,568	148,417	255,987	62,031	57,817	(57,501)

Changes from principal transactions:
Purchase payments	184,540	185,299	205,077	168,971	122,344	97,720
Transfers between sub-accounts and the company	57,949	(4,952)	(228,266)	(629,698)	(27,061)	311,643
Transfers on general account policy loans	(8,804)	(27,088)	(23,018)	(50,325)	(1,596)	(14,274)
Withdrawals	(69,975)	(42,690)	(86,104)	(12,011)	(38,168)	(21,681)
Annual contract fee	(127,685)	(129,351)	(135,166)	(136,213)	(58,559)	(48,676)

Net increase (decrease) in net assets from principal transactions	36,025	(18,782)	(267,477)	(659,276)	(3,040)	324,732

Total increase (decrease) in net assets	261,593	129,635	(11,490)	(597,245)	54,777	267,231
Net assets at beginning of period	2,410,555	2,280,920	2,405,144	3,002,389	1,548,034	1,280,803

Net assets at end of period	$2,672,148	$2,410,555	$2,393,654	$2,405,144	$1,602,811	$1,548,034

	2016	2015	2016	2015	2016	2015
Units, beginning of period	100,122	100,699	107,187	138,267	80,382	62,089
Units issued	14,216	8,899	13,946	12,467	13,560	25,141
Units redeemed	(12,827)	(9,476)	(26,521)	(43,547)	(11,333)	(6,848)

Units, end of period	101,511	100,122	94,612	107,187	82,609	80,382

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American New World Trust Series I		Blue Chip Growth Trust Series I		Blue Chip Growth Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$1,513	$6,106	$89	$—	$4,070	$—
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	1,513	6,106	89	—	4,070	—

Realized gains (losses) on investments:
Capital gain distributions received	16,894	39,482	124,597	200,413	1,269,111	1,170,424
Net realized gain (loss)	(17,568)	(666)	155,033	100,365	320,220	161,087

Realized gains (losses)	(674)	38,816	279,630	300,778	1,589,331	1,331,511

Unrealized appreciation (depreciation) during the period	22,169	(58,731)	(295,080)	(185,138)	(1,457,660)	(868,872)

Net increase (decrease) in net assets from operations	23,008	(13,809)	(15,361)	115,640	135,741	462,639

Changes from principal transactions:
Purchase payments	31,919	36,633	36,769	52,241	1,121,685	273,105
Transfers between sub-accounts and the company	(8,319)	14,777	(289,865)	76,534	(584,780)	2,906,439
Transfers on general account policy loans	322	(2,443)	(912)	6,857	1,194	(45,744)
Withdrawals	(6,739)	(1,969)	(90,792)	(112,917)	(159,857)	(10,299)
Annual contract fee	(17,758)	(16,035)	(57,488)	(64,769)	(276,855)	(224,571)

Net increase (decrease) in net assets from principal transactions	(575)	30,963	(402,288)	(42,054)	101,387	2,898,930

Total increase (decrease) in net assets	22,433	17,154	(417,649)	73,586	237,128	3,361,569
Net assets at beginning of period	368,279	351,125	1,140,114	1,066,528	6,937,952	3,576,383

Net assets at end of period	$390,712	$368,279	$722,465	$1,140,114	$7,175,080	$6,937,952

	2016	2015	2016	2015	2016	2015
Units, beginning of period	23,811	21,872	43,080	44,757	51,058	29,248
Units issued	5,042	4,459	1,559	4,499	11,707	24,841
Units redeemed	(4,777)	(2,520)	(17,563)	(6,176)	(10,408)	(3,031)

Units, end of period	24,076	23,811	27,076	43,080	52,357	51,058

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Bond Trust Series I		Bond Trust Series NAV		Capital Appreciation Trust Series I
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$1,244	$—	$33,763	$7,601	$—	$—
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	1,244	—	33,763	7,601	—	—

Realized gains (losses) on investments:
Capital gain distributions received	—	—	(37)	—	53,611	56,428
Net realized gain (loss)	1,954	(16)	(417)	4,812	2,468	34,047

Realized gains (losses)	1,954	(16)	(454)	4,812	56,079	90,475

Unrealized appreciation (depreciation) during the period	(848)	123	(26,335)	(9,463)	(59,069)	(50,228)

Net increase (decrease) in net assets from operations	2,350	107	6,974	2,950	(2,990)	40,247

Changes from principal transactions:
Purchase payments	4,361	1,850	64,309	28,783	20,608	26,020
Transfers between sub-accounts and the company	18,093	(25,431)	871,639	(215,110)	1,044	(45,222)
Transfers on general account policy loans	—	—	245	(81)	198	159
Withdrawals	(2,685)	—	(12,244)	(295)	(3,713)	(18,658)
Annual contract fee	(1,371)	(185)	(49,133)	(14,121)	(20,978)	(22,670)

Net increase (decrease) in net assets from principal transactions	18,398	(23,766)	874,816	(200,824)	(2,841)	(60,371)

Total increase (decrease) in net assets	20,748	(23,659)	881,790	(197,874)	(5,831)	(20,124)
Net assets at beginning of period	—	23,659	254,990	452,864	329,157	349,281

Net assets at end of period	$20,748	$—	$1,136,780	$254,990	$323,326	$329,157

	2016	2015	2016	2015	2016	2015
Units, beginning of period	—	2,121	22,765	40,550	11,920	14,098
Units issued	19,973	164	81,828	3,706	636	1,494
Units redeemed	(18,173)	(2,285)	(6,250)	(21,491)	(719)	(3,672)

Units, end of period	1,800	—	98,343	22,765	11,837	11,920

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Trust Series NAV		Capital Appreciation Value Trust Series I		Capital Appreciation Value Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$303	$1,011	$7	$6	$38,964	$22,408
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	303	1,011	7	6	38,964	22,408

Realized gains (losses) on investments:
Capital gain distributions received	527,611	708,732	49	68	252,366	249,090
Net realized gain (loss)	82,221	260,050	(3)	—	(14,740)	3,390

Realized gains (losses)	609,832	968,782	46	68	237,626	252,480

Unrealized appreciation (depreciation) during the period	(682,793)	(454,353)	(15)	(48)	(105,593)	(189,187)

Net increase (decrease) in net assets from operations	(72,658)	515,440	38	26	170,997	85,701

Changes from principal transactions:
Purchase payments	93,322	80,986	—	—	265,738	242,658
Transfers between sub-accounts and the company	53,273	(91,500)	—	—	904,414	162,848
Transfers on general account policy loans	925	(2,712)	—	—	(162,676)	(9,425)
Withdrawals	(824,427)	(636,244)	—	—	(392)	(12,327)
Annual contract fee	(107,930)	(107,890)	(28)	(45)	(140,510)	(102,883)

Net increase (decrease) in net assets from principal transactions	(784,837)	(757,360)	(28)	(45)	866,574	280,871

Total increase (decrease) in net assets	(857,495)	(241,920)	10	(19)	1,037,571	366,572
Net assets at beginning of period	4,175,137	4,417,057	491	510	1,928,472	1,561,900

Net assets at end of period	$3,317,642	$4,175,137	$501	$491	$2,966,043	$1,928,472

	2016	2015	2016	2015	2016	2015
Units, beginning of period	153,988	181,609	27	29	104,469	89,066
Units issued	56,180	3,272	—	—	57,516	20,540
Units redeemed	(86,578)	(30,893)	(2)	(2)	(13,471)	(5,137)

Units, end of period	123,590	153,988	25	27	148,514	104,469

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Core Bond Trust Series I		Core Bond Trust Series NAV		Core Strategy Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$13,355	$13,595	$48,484	$36,091	$163,954	$167,119
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	13,355	13,595	48,484	36,091	163,954	167,119

Realized gains (losses) on investments:
Capital gain distributions received	362	1,802	1,275	4,641	318,527	238,129
Net realized gain (loss)	(1,367)	6,732	1,280	(8,605)	31,648	59,368

Realized gains (losses)	(1,005)	8,534	2,555	(3,964)	350,175	297,497

Unrealized appreciation (depreciation) during the period	10,035	(33,789)	6,844	(56,738)	10,918	(479,422)

Net increase (decrease) in net assets from operations	22,385	(11,660)	57,883	(24,611)	525,047	(14,806)

Changes from principal transactions:
Purchase payments	29,609	15,815	269,402	196,056	695,675	766,431
Transfers between sub-accounts and the company	(101,412)	709,243	112,578	1,618,096	267,778	322,586
Transfers on general account policy loans	(813)	(670)	26,899	(40,786)	(49,550)	7,607
Withdrawals	(43,870)	(36,136)	(68,960)	(5,705)	(36,063)	(140,559)
Annual contract fee	(43,558)	(29,699)	(136,200)	(85,135)	(499,048)	(464,205)

Net increase (decrease) in net assets from principal transactions	(160,044)	658,553	203,719	1,682,526	378,792	491,860

Total increase (decrease) in net assets	(137,659)	646,893	261,602	1,657,915	903,839	477,054
Net assets at beginning of period	788,212	141,319	2,095,406	437,491	7,097,009	6,619,955

Net assets at end of period	$650,553	$788,212	$2,357,008	$2,095,406	$8,000,848	$7,097,009

	2016	2015	2016	2015	2016	2015
Units, beginning of period	38,807	6,979	128,405	26,904	481,965	449,310
Units issued	2,319	36,219	38,735	113,771	50,874	67,048
Units redeemed	(9,951)	(4,391)	(26,535)	(12,270)	(25,788)	(34,393)

Units, end of period	31,175	38,807	140,605	128,405	507,051	481,965

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Emerging Markets Value Trust Series I		Emerging Markets Value Trust Series NAV		Equity Income Trust Series I
	2016	2015	2016	2015	2016 (b)	2015
Income:
Dividend distributions received	$1,195	$458	$26,366	$26,420	$10,639	$10,669
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	1,195	458	26,366	26,420	10,639	10,669

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	42,009	49,586
Net realized gain (loss)	(5,203)	(363)	5,248	(607,698)	22,449	28,768

Realized gains (losses)	(5,203)	(363)	5,248	(607,698)	64,458	78,354

Unrealized appreciation (depreciation) during the period	8,879	(6,702)	190,081	423,612	9,743	(126,439)

Net increase (decrease) in net assets from operations	4,871	(6,607)	221,695	(157,666)	84,840	(37,416)

Changes from principal transactions:
Purchase payments	2,957	—	81,802	82,499	37,779	37,515
Transfers between sub-accounts and the company	(1,625)	45,376	(242,010)	(1,516,194)	(35,863)	(16,561)
Transfers on general account policy loans	—	—	(7,356)	(18,139)	(4,724)	799
Withdrawals	19	(228)	(14,249)	(146,160)	(25,662)	(47,057)
Annual contract fee	(667)	(586)	(60,010)	(67,994)	(55,095)	(49,973)

Net increase (decrease) in net assets from principal transactions	684	44,562	(241,823)	(1,665,988)	(83,565)	(75,277)

Total increase (decrease) in net assets	5,555	37,955	(20,128)	(1,823,654)	1,275	(112,693)
Net assets at beginning of period	43,449	5,494	766,412	2,590,066	517,201	629,894

Net assets at end of period	$49,004	$43,449	$746,284	$766,412	$518,476	$517,201

	2016	2015	2016	2015	2016	2015
Units, beginning of period	3,807	390	83,589	228,695	19,982	22,695
Units issued	9,947	3,486	95,300	21,894	3,899	2,542
Units redeemed	(10,116)	(69)	(109,960)	(167,000)	(7,065)	(5,255)

Units, end of period	3,638	3,807	68,929	83,589	16,816	19,982

(b)	Renamed on May 2, 2016. Previously known as Equity-Income Trust Series I.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Equity Income Trust Series NAV		Financial Industries Trust Series I		Financial Industries Trust Series NAV
	2016 (c)	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$110,270	$95,375	$1,375	$1,665	$7,073	$5,352
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	110,270	95,375	1,375	1,665	7,073	5,352

Realized gains (losses) on investments:
Capital gain distributions received	457,478	426,663	—	53,533	—	150,035
Net realized gain (loss)	5,680	649,549	(13,676)	(1,167)	(9,861)	11,892

Realized gains (losses)	463,158	1,076,212	(13,676)	52,366	(9,861)	161,927

Unrealized appreciation (depreciation) during the period	282,135	(1,462,004)	29,930	(58,252)	90,981	(179,260)

Net increase (decrease) in net assets from operations	855,563	(290,417)	17,629	(4,221)	88,193	(11,981)

Changes from principal transactions:
Purchase payments	275,911	262,617	3,498	5,218	43,011	43,996
Transfers between sub-accounts and the company	(102,347)	(1,628,733)	(60,407)	12,561	(7,381)	17,119
Transfers on general account policy loans	(20,616)	(19,677)	21	1	(759)	(2,311)
Withdrawals	(133,491)	(287,924)	(3,306)	39	(42,791)	(4,072)
Annual contract fee	(191,182)	(196,223)	(3,601)	(4,645)	(31,879)	(39,490)

Net increase (decrease) in net assets from principal transactions	(171,725)	(1,869,940)	(63,795)	13,174	(39,799)	15,242

Total increase (decrease) in net assets	683,838	(2,160,357)	(46,166)	8,953	48,394	3,261
Net assets at beginning of period	4,554,996	6,715,353	150,249	141,296	491,232	487,971

Net assets at end of period	$5,238,834	$4,554,996	$104,083	$150,249	$539,626	$491,232

	2016	2015	2016	2015	2016	2015
Units, beginning of period	106,447	146,478	6,525	5,974	17,715	17,143
Units issued	12,400	24,155	2,790	2,256	1,530	2,016
Units redeemed	(16,124)	(64,186)	(5,528)	(1,705)	(2,956)	(1,444)

Units, end of period	102,723	106,447	3,787	6,525	16,289	17,715

(c)	Renamed on May 2, 2016. Previously known as Equity-Income Trust Series NAV.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Franklin Templeton Founding Allocation Trust Series I		Franklin Templeton Founding Allocation Trust Series NAV		Fundamental All Cap Core Trust Series I
	2016 (d)	2015	2016 (e)	2015	2016	2015
Income:
Dividend distributions received	$23	$41	$69,508	$81,908	$27	$—
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	23	41	69,508	81,908	27	—

Realized gains (losses) on investments:
Capital gain distributions received	59	—	172,833	—	628	177
Net realized gain (loss)	(130)	(2)	7,404	19,631	(266)	7,077

Realized gains (losses)	(71)	(2)	180,237	19,631	362	7,254

Unrealized appreciation (depreciation) during the period	138	(126)	(11,618)	(260,200)	32	(4,121)

Net increase (decrease) in net assets from operations	90	(87)	238,127	(158,661)	421	3,133

Changes from principal transactions:
Purchase payments	—	—	369,814	369,775	2,138	2,149
Transfers between sub-accounts and the company	(1,123)	35	(3,215,454)	238,225	(1)	(37,904)
Transfers on general account policy loans	—	—	(385)	(5,783)	(4,685)	(26)
Withdrawals	—	—	(661)	(6,229)	(7)	7
Annual contract fee	(370)	(421)	(134,649)	(143,990)	(1,309)	(1,876)

Net increase (decrease) in net assets from principal transactions	(1,493)	(386)	(2,981,335)	451,998	(3,864)	(37,650)

Total increase (decrease) in net assets	(1,403)	(473)	(2,743,208)	293,337	(3,443)	(34,517)
Net assets at beginning of period	1,403	1,876	2,743,208	2,449,871	4,070	38,587

Net assets at end of period	$—	$1,403	$—	$2,743,208	$627	$4,070

	2016	2015	2016	2015	2016	2015
Units, beginning of period	103	129	200,088	168,405	107	1,058
Units issued	—	1	28,938	41,002	57	57
Units redeemed	(103)	(27)	(229,026)	(9,319)	(149)	(1,008)

Units, end of period	—	103	—	200,088	15	107

(d)

Terminated as an investment option and funds transferred to Lifestyle Growth Trust PS Series I on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(e)

Terminated as an investment option and funds transferred to Lifestyle Growth Trust PS Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Fundamental All Cap Core Trust Series NAV		Fundamental Large Cap Value Trust Series I		Fundamental Large Cap Value Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$3,884	$—	$16,363	$8,807	$50,369	$26,140
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	3,884	—	16,363	8,807	50,369	26,140

Realized gains (losses) on investments:
Capital gain distributions received	78,684	15,961	—	—	—	—
Net realized gain (loss)	11,972	24,829	(4,941)	17,528	58,089	60,152

Realized gains (losses)	90,656	40,790	(4,941)	17,528	58,089	60,152

Unrealized appreciation (depreciation) during the period	(31,901)	(23,793)	71,292	(37,972)	117,429	(104,810)

Net increase (decrease) in net assets from operations	62,639	16,997	82,714	(11,637)	225,887	(18,518)

Changes from principal transactions:
Purchase payments	48,076	55,444	48,297	49,088	277,869	237,676
Transfers between sub-accounts and the company	149,849	39,405	(52,903)	(19,775)	(149,100)	284,671
Transfers on general account policy loans	(4,827)	(4,814)	(12,625)	(2,410)	675	(3,154)
Withdrawals	(11,824)	(14,964)	(49,938)	(57,275)	(52,483)	(292,765)
Annual contract fee	(34,506)	(30,220)	(51,578)	(57,400)	(114,985)	(126,029)

Net increase (decrease) in net assets from principal transactions	146,768	44,851	(118,747)	(87,772)	(38,024)	100,399

Total increase (decrease) in net assets	209,407	61,848	(36,033)	(99,409)	187,863	81,881
Net assets at beginning of period	414,050	352,202	800,782	900,191	2,186,927	2,105,046

Net assets at end of period	$623,457	$414,050	$764,749	$800,782	$2,374,790	$2,186,927

	2016	2015	2016	2015	2016	2015
Units, beginning of period	18,366	16,262	28,553	31,741	110,716	105,440
Units issued	8,913	5,411	6,038	3,819	28,896	38,877
Units redeemed	(1,767)	(3,307)	(9,840)	(7,007)	(30,534)	(33,601)

Units, end of period	25,512	18,366	24,751	28,553	109,078	110,716

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Global Bond Trust Series I		Global Bond Trust Series NAV		Global Trust Series I
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$—	$5,258	$—	$27,140	$4,709	$3,881
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	—	5,258	—	27,140	4,709	3,881

Realized gains (losses) on investments:
Capital gain distributions received	—	—	6	—	—	—
Net realized gain (loss)	1,790	1,434	(459)	(7,022)	(4,078)	9,922

Realized gains (losses)	1,790	1,434	(453)	(7,022)	(4,078)	9,922

Unrealized appreciation (depreciation) during the period	3,583	(13,527)	28,235	(54,777)	3,083	(26,831)

Net increase (decrease) in net assets from operations	5,373	(6,835)	27,782	(34,659)	3,714	(13,028)

Changes from principal transactions:
Purchase payments	4,755	7,829	84,003	89,832	2,779	9,684
Transfers between sub-accounts and the company	24,078	36,038	(33,357)	(61,047)	(71,222)	(7,431)
Transfers on general account policy loans	(6,196)	—	(913)	(4,307)	(8,871)	(4,229)
Withdrawals	96	(5,262)	(10,746)	(5,271)	(1,788)	(7,114)
Annual contract fee	(5,119)	(5,184)	(60,113)	(59,123)	(5,105)	(9,663)

Net increase (decrease) in net assets from principal transactions	17,614	33,421	(21,126)	(39,916)	(84,207)	(18,753)

Total increase (decrease) in net assets	22,987	26,586	6,656	(74,575)	(80,493)	(31,781)
Net assets at beginning of period	206,605	180,019	945,980	1,020,555	184,046	215,827

Net assets at end of period	$229,592	$206,605	$952,636	$945,980	$103,553	$184,046

	2016	2015	2016	2015	2016	2015
Units, beginning of period	9,930	8,349	31,823	33,128	10,409	11,423
Units issued	1,305	2,085	3,855	4,294	169	571
Units redeemed	(527)	(504)	(4,609)	(5,599)	(5,228)	(1,585)

Units, end of period	10,708	9,930	31,069	31,823	5,350	10,409

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Global Trust Series NAV		Health Sciences Trust Series I		Health Sciences Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$50,812	$23,097	$218	$—	$2,333	$—
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	50,812	23,097	218	—	2,333	—

Realized gains (losses) on investments:
Capital gain distributions received	4	1	78,447	57,614	525,151	352,006
Net realized gain (loss)	(11,742)	2,327	21,752	77,657	12,660	80,659

Realized gains (losses)	(11,738)	2,328	100,199	135,271	537,811	432,665

Unrealized appreciation (depreciation) during the period	63,351	(102,993)	(135,251)	(86,335)	(787,603)	(350,893)

Net increase (decrease) in net assets from operations	102,425	(77,568)	(34,834)	48,936	(247,459)	81,772

Changes from principal transactions:
Purchase payments	142,733	153,988	4,057	8,697	185,766	160,649
Transfers between sub-accounts and the company	(8,749)	(50,050)	29,019	(16,431)	5,163	1,471,685
Transfers on general account policy loans	(7,649)	(10,716)	(1,792)	1,013	1,790	(3,504)
Withdrawals	(43,711)	(14,544)	41	(27,700)	(41,090)	(134,934)
Annual contract fee	(89,537)	(93,132)	(12,865)	(17,362)	(143,533)	(121,399)

Net increase (decrease) in net assets from principal transactions	(6,913)	(14,454)	18,460	(51,783)	8,096	1,372,497

Total increase (decrease) in net assets	95,512	(92,022)	(16,374)	(2,847)	(239,363)	1,454,269
Net assets at beginning of period	1,072,556	1,164,578	346,220	349,067	2,419,493	965,224

Net assets at end of period	$1,168,068	$1,072,556	$329,846	$346,220	$2,180,130	$2,419,493

	2016	2015	2016	2015	2016	2015
Units, beginning of period	66,346	67,475	4,449	5,055	39,876	17,937
Units issued	7,223	11,185	1,290	895	6,337	26,779
Units redeemed	(7,563)	(12,314)	(999)	(1,501)	(6,049)	(4,840)

Units, end of period	66,006	66,346	4,740	4,449	40,164	39,876

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	High Yield Trust Series I		High Yield Trust Series NAV		International Core Trust Series I
	2016	2015	2016	2015	2016 (f)	2015
Income:
Dividend distributions received	$20,699	$21,825	$198,948	$127,870	$24,398	$4,727
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	20,699	21,825	198,948	127,870	24,398	4,727

Realized gains (losses) on investments:
Capital gain distributions received	—	—	5	—	—	—
Net realized gain (loss)	(19,669)	(19,563)	106,361	(33,378)	(40,688)	4,930

Realized gains (losses)	(19,669)	(19,563)	106,366	(33,378)	(40,688)	4,930

Unrealized appreciation (depreciation) during the period	42,165	(27,478)	128,449	(217,178)	17,123	(21,626)

Net increase (decrease) in net assets from operations	43,195	(25,216)	433,763	(122,686)	833	(11,969)

Changes from principal transactions:
Purchase payments	9,268	10,661	216,209	128,446	8,098	9,221
Transfers between sub-accounts and the company	(15,204)	5,566	906,543	(48,611)	(146,621)	37,208
Transfers on general account policy loans	(255)	—	(20,144)	(5,765)	807	(1,804)
Withdrawals	47	(6,663)	(2,000)	(4,747)	(7,246)	(8,242)
Annual contract fee	(8,729)	(8,388)	(76,561)	(75,047)	(4,169)	(4,890)

Net increase (decrease) in net assets from principal transactions	(14,873)	1,176	1,024,047	(5,724)	(149,131)	31,493

Total increase (decrease) in net assets	28,322	(24,040)	1,457,810	(128,410)	(148,298)	19,524
Net assets at beginning of period	285,088	309,128	1,523,913	1,652,323	148,298	128,774

Net assets at end of period	$313,410	$285,088	$2,981,723	$1,523,913	$—	$148,298

	2016	2015	2016	2015	2016	2015
Units, beginning of period	13,922	13,840	78,728	78,211	10,369	8,513
Units issued	2,757	2,674	355,058	110,896	561	2,790
Units redeemed	(3,515)	(2,592)	(301,651)	(110,379)	(10,930)	(934)

Units, end of period	13,164	13,922	132,135	78,728	—	10,369

(f)

Terminated as an investment option and funds transferred to International Value Trust Series I on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Core Trust Series NAV		International Equity Index Trust B Series I		International Equity Index Trust B Series NAV
	2016 (g)	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$225,099	$38,725	$5,815	$5,509	$161,858	$157,668
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	225,099	38,725	5,815	5,509	161,858	157,668

Realized gains (losses) on investments:
Capital gain distributions received	1	—	—	—	(25)	—
Net realized gain (loss)	(353,450)	(14,931)	(2,393)	2,738	(2,247)	(15,179)

Realized gains (losses)	(353,449)	(14,931)	(2,393)	2,738	(2,272)	(15,179)

Unrealized appreciation (depreciation) during the period	139,967	(115,843)	4,170	(21,225)	124,790	(792,838)

Net increase (decrease) in net assets from operations	11,617	(92,049)	7,592	(12,978)	284,376	(650,349)

Changes from principal transactions:
Purchase payments	110,439	95,893	6,059	10,058	189,460	162,236
Transfers between sub-accounts and the company	(1,278,465)	518,774	1,849	(12,628)	(231,539)	3,715,113
Transfers on general account policy loans	1,143	(1,932)	(10,466)	(45)	11,466	(132,313)
Withdrawals	(741)	(55)	111	(880)	(112,230)	(617,992)
Annual contract fee	(36,361)	(40,510)	(4,709)	(6,197)	(215,011)	(186,892)

Net increase (decrease) in net assets from principal transactions	(1,203,985)	572,170	(7,156)	(9,692)	(357,854)	2,940,152

Total increase (decrease) in net assets	(1,192,368)	480,121	436	(22,670)	(73,478)	2,289,803
Net assets at beginning of period	1,192,368	712,247	216,820	239,490	6,098,770	3,808,967

Net assets at end of period	$—	$1,192,368	$217,256	$216,820	$6,025,292	$6,098,770

	2016	2015	2016	2015	2016	2015
Units, beginning of period	78,392	44,335	19,894	20,674	142,560	83,868
Units issued	15,382	45,006	3,573	1,551	14,500	86,505
Units redeemed	(93,774)	(10,949)	(4,382)	(2,331)	(22,194)	(27,813)

Units, end of period	—	78,392	19,085	19,894	134,866	142,560

(g)

Terminated as an investment option and funds transferred to International Value Trust Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Growth Stock Trust Series I		International Growth Stock Trust Series NAV		International Small Company Trust Series I
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$2,717	$2,775	$12,551	$9,066	$710	$704
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	2,717	2,775	12,551	9,066	710	704

Realized gains (losses) on investments:
Capital gain distributions received	—	—	4	—	—	—
Net realized gain (loss)	1,380	529	3,535	7,520	388	1,701

Realized gains (losses)	1,380	529	3,539	7,520	388	1,701

Unrealized appreciation (depreciation) during the period	(6,465)	(6,949)	(23,572)	(29,320)	444	(10)

Net increase (decrease) in net assets from operations	(2,368)	(3,645)	(7,482)	(12,734)	1,542	2,395

Changes from principal transactions:
Purchase payments	5,215	6,730	53,009	59,399	2,084	3,459
Transfers between sub-accounts and the company	173	964	249,094	8,856	45,751	(6,153)
Transfers on general account policy loans	(13,730)	(12)	(5,566)	(2,356)	(401)	(219)
Withdrawals	112	9	(10,062)	(1,019)	2	2
Annual contract fee	(2,526)	(3,328)	(26,227)	(22,134)	(1,755)	(1,860)

Net increase (decrease) in net assets from principal transactions	(10,756)	4,363	260,248	42,746	45,681	(4,771)

Total increase (decrease) in net assets	(13,124)	718	252,766	30,012	47,223	(2,376)
Net assets at beginning of period	155,936	155,218	493,073	463,061	35,173	37,549

Net assets at end of period	$142,812	$155,936	$745,839	$493,073	$82,396	$35,173

	2016	2015	2016	2015	2016	2015
Units, beginning of period	12,846	12,497	40,566	37,245	2,331	2,651
Units issued	433	587	24,615	7,117	2,962	114
Units redeemed	(1,358)	(238)	(3,076)	(3,796)	(89)	(434)

Units, end of period	11,921	12,846	62,105	40,566	5,204	2,331

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Small Company Trust Series NAV		International Value Trust Series I		International Value Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$21,013	$13,958	$6,334	$4,456	$31,595	$12,358
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	21,013	13,958	6,334	4,456	31,595	12,358

Realized gains (losses) on investments:
Capital gain distributions received	(2)	—	—	—	(6)	—
Net realized gain (loss)	5,704	19,794	3,042	9,042	(12,550)	(53,457)

Realized gains (losses)	5,702	19,794	3,042	9,042	(12,556)	(53,457)

Unrealized appreciation (depreciation) during the period	23,084	17,193	19,596	(28,656)	63,393	(4,862)

Net increase (decrease) in net assets from operations	49,799	50,945	28,972	(15,158)	82,432	(45,961)

Changes from principal transactions:
Purchase payments	88,943	64,430	8,565	14,020	58,945	66,034
Transfers between sub-accounts and the company	33,255	264,717	113,674	(13,413)	923,502	(272,640)
Transfers on general account policy loans	(1,458)	(2,382)	(670)	135	(100)	(866)
Withdrawals	(13,796)	(2,531)	(39,626)	(15,201)	(6,371)	(10,795)
Annual contract fee	(41,250)	(30,361)	(7,501)	(9,005)	(37,803)	(37,302)

Net increase (decrease) in net assets from principal transactions	65,694	293,873	74,442	(23,464)	938,173	(255,569)

Total increase (decrease) in net assets	115,493	344,818	103,414	(38,622)	1,020,605	(301,530)
Net assets at beginning of period	985,007	640,189	214,585	253,207	575,877	877,407

Net assets at end of period	$1,100,500	$985,007	$317,999	$214,585	$1,596,482	$575,877

	2016	2015	2016	2015	2016	2015
Units, beginning of period	65,075	45,118	9,720	10,573	40,415	56,823
Units issued	8,697	30,683	5,121	2,100	79,399	17,048
Units redeemed	(4,499)	(10,726)	(2,008)	(2,953)	(19,961)	(33,456)

Units, end of period	69,273	65,075	12,833	9,720	99,853	40,415

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Investment Quality Bond Trust Series I		Investment Quality Bond Trust Series NAV		Lifestyle Aggressive MVP Series I
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$6,801	$4,522	$11,673	$5,405	$7,485	$8,889
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	6,801	4,522	11,673	5,405	7,485	8,889

Realized gains (losses) on investments:
Capital gain distributions received	1,834	10,313	2,940	14,241	3,794	—
Net realized gain (loss)	(303)	4,807	(1,686)	(9,161)	3,014	98,337

Realized gains (losses)	1,531	15,120	1,254	5,080	6,808	98,337

Unrealized appreciation (depreciation) during the period	1,983	(21,338)	3,033	(11,632)	(5,173)	(143,587)

Net increase (decrease) in net assets from operations	10,315	(1,696)	15,960	(1,147)	9,120	(36,361)

Changes from principal transactions:
Purchase payments	11,659	11,542	69,283	33,120	40,385	58,267
Transfers between sub-accounts and the company	55,822	5,411	208,390	(68,589)	—	—
Transfers on general account policy loans	511	592	(1,605)	(3,045)	17	3,229
Withdrawals	11	(59,652)	(1,720)	(4,229)	24	(239,611)
Annual contract fee	(7,316)	(6,306)	(22,180)	(18,876)	(17,157)	(17,821)

Net increase (decrease) in net assets from principal transactions	60,687	(48,413)	252,168	(61,619)	23,269	(195,936)

Total increase (decrease) in net assets	71,002	(50,109)	268,128	(62,766)	32,389	(232,297)
Net assets at beginning of period	235,643	285,752	253,246	316,012	421,227	653,524

Net assets at end of period	$306,645	$235,643	$521,374	$253,246	$453,616	$421,227

	2016	2015	2016	2015	2016	2015
Units, beginning of period	10,299	12,387	15,952	19,771	21,905	31,997
Units issued	2,884	755	17,051	5,636	1,865	2,604
Units redeemed	(332)	(2,843)	(1,500)	(9,455)	(633)	(12,696)

Units, end of period	12,851	10,299	31,503	15,952	23,137	21,905

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Aggressive MVP Series NAV		Lifestyle Aggressive Trust PS Series NAV		Lifestyle Balanced MVP Series I
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$212,657	$255,482	$2,708	$11	$103,426	$124,328
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	212,657	255,482	2,708	11	103,426	124,328

Realized gains (losses) on investments:
Capital gain distributions received	108,231	—	23	—	204,227	364,801
Net realized gain (loss)	139,157	136,473	20	—	(5,293)	11,883

Realized gains (losses)	247,388	136,473	43	—	198,934	376,684

Unrealized appreciation (depreciation) during the period	(217,533)	(1,094,458)	2,605	(20)	(72,499)	(612,676)

Net increase (decrease) in net assets from operations	242,512	(702,503)	5,356	(9)	229,861	(111,664)

Changes from principal transactions:
Purchase payments	1,453,897	1,782,276	533	153	33,221	36,178
Transfers between sub-accounts and the company	(266,127)	761,341	155,425	—	(893)	(581)
Transfers on general account policy loans	19,507	(161,027)	—	—	3,030	(3,026)
Withdrawals	(112,754)	(51,082)	—	—	65	(1,656)
Annual contract fee	(625,830)	(588,759)	(1,142)	(102)	(223,927)	(169,010)

Net increase (decrease) in net assets from principal transactions	468,693	1,742,749	154,816	51	(188,504)	(138,095)

Total increase (decrease) in net assets	711,205	1,040,246	160,172	42	41,357	(249,759)
Net assets at beginning of period	11,834,302	10,794,056	555	513	4,906,790	5,156,549

Net assets at end of period	$12,545,507	$11,834,302	$160,727	$555	$4,948,147	$4,906,790

	2016	2015	2016	2015	2016	2015
Units, beginning of period	672,648	577,996	52	48	214,521	220,369
Units issued	108,394	135,850	13,834	8	1,471	1,243
Units redeemed	(81,250)	(41,198)	(93)	(4)	(9,554)	(7,091)

Units, end of period	699,792	672,648	13,793	52	206,438	214,521

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Balanced MVP Series NAV		Lifestyle Balanced Trust PS Series NAV		Lifestyle Conservative MVP Series I
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$758,939	$859,067	$26,455	$15,152	$1,553	$3,581
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	758,939	859,067	26,455	15,152	1,553	3,581

Realized gains (losses) on investments:
Capital gain distributions received	1,439,540	2,374,382	20,319	9,654	1,440	7,411
Net realized gain (loss)	161,947	467,000	(1,639)	(29)	(4,696)	906

Realized gains (losses)	1,601,487	2,841,382	18,680	9,625	(3,256)	8,317

Unrealized appreciation (depreciation) during the period	(726,244)	(4,472,161)	111	(30,518)	4,453	(11,580)

Net increase (decrease) in net assets from operations	1,634,182	(771,712)	45,246	(5,741)	2,750	318

Changes from principal transactions:
Purchase payments	3,071,917	3,077,500	121,635	96,448	—	4,688
Transfers between sub-accounts and the company	453,326	3,085,727	462,170	267,935	(69,904)	(520)
Transfers on general account policy loans	(59,637)	(329,660)	60,747	—	—	445
Withdrawals	(406,932)	(597,413)	(63,102)	(473)	(221)	(18,159)
Annual contract fee	(2,439,804)	(2,237,679)	(78,283)	(51,514)	(3,179)	(5,318)

Net increase (decrease) in net assets from principal transactions	618,870	2,998,475	503,167	312,396	(73,304)	(18,864)

Total increase (decrease) in net assets	2,253,052	2,226,763	548,413	306,655	(70,554)	(18,546)
Net assets at beginning of period	33,314,486	31,087,723	599,913	293,258	134,801	153,347

Net assets at end of period	$35,567,538	$33,314,486	$1,148,326	$599,913	$64,247	$134,801

	2016	2015	2016	2015	2016	2015
Units, beginning of period	1,938,907	1,769,503	55,915	27,361	5,838	6,644
Units issued	175,818	334,967	55,093	38,143	25	220
Units redeemed	(141,668)	(165,563)	(10,191)	(9,589)	(3,202)	(1,026)

Units, end of period	1,973,057	1,938,907	100,817	55,915	2,661	5,838

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Conservative MVP Series NAV		Lifestyle Conservative Trust PS Series NAV		Lifestyle Growth MVP Series I
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$78,419	$80,074	$2,442	$2,088	$37,536	$48,951
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	78,419	80,074	2,442	2,088	37,536	48,951

Realized gains (losses) on investments:
Capital gain distributions received	69,360	156,486	868	795	61,986	—
Net realized gain (loss)	(30,452)	(20,920)	(170)	(94)	(2,379)	8,500

Realized gains (losses)	38,908	135,566	698	701	59,607	8,500

Unrealized appreciation (depreciation) during the period	17,717	(209,194)	71	(2,988)	(28,637)	(160,912)

Net increase (decrease) in net assets from operations	135,044	6,446	3,211	(199)	68,506	(103,461)

Changes from principal transactions:
Purchase payments	276,108	289,560	2,926	1,387	109,131	101,431
Transfers between sub-accounts and the company	74,886	112,237	11,315	20,571	1,216	663
Transfers on general account policy loans	21,594	(201,593)	—	—	(177,259)	—
Withdrawals	(18,485)	(8,533)	(1)	(11)	(44,009)	(97,015)
Annual contract fee	(262,343)	(239,553)	(4,594)	(3,766)	(54,846)	(64,626)

Net increase (decrease) in net assets from principal transactions	91,760	(47,882)	9,646	18,181	(165,767)	(59,547)

Total increase (decrease) in net assets	226,804	(41,436)	12,857	17,982	(97,261)	(163,008)
Net assets at beginning of period	2,959,531	3,000,967	74,656	56,674	2,115,620	2,278,628

Net assets at end of period	$3,186,335	$2,959,531	$87,513	$74,656	$2,018,359	$2,115,620

	2016	2015	2016	2015	2016	2015
Units, beginning of period	180,111	182,963	7,037	5,354	101,399	104,261
Units issued	27,138	31,471	1,266	2,028	4,335	3,196
Units redeemed	(21,740)	(34,323)	(399)	(345)	(12,121)	(6,058)

Units, end of period	185,509	180,111	7,904	7,037	93,613	101,399

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Growth MVP Series NAV		Lifestyle Growth Trust PS Series I		Lifestyle Growth Trust PS Series NAV
	2016	2015	2016(h)	2015	2016	2015
Income:
Dividend distributions received	$644,502	$746,018	$20	$—	$91,490	$18,299
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	644,502	746,018	20	—	91,490	18,299

Realized gains (losses) on investments:
Capital gain distributions received	938,793	—	—	—	27,058	10,186
Net realized gain (loss)	227,851	476,099	1	—	(2,462)	(1,412)

Realized gains (losses)	1,166,644	476,099	1	—	24,596	8,774

Unrealized appreciation (depreciation) during the period	(685,932)	(2,717,769)	—	—	16,208	(35,360)

Net increase (decrease) in net assets from operations	1,125,214	(1,495,652)	21	—	132,294	(8,287)

Changes from principal transactions:
Purchase payments	3,645,446	3,419,894	—	—	162,144	58,518
Transfers between sub-accounts and the company	211,660	1,795,116	1,100	—	3,791,963	492,548
Transfers on general account policy loans	(39,405)	(278,286)	—	—	4	—
Withdrawals	(398,855)	(1,208,978)	—	—	(219)	(746)
Annual contract fee	(2,321,667)	(2,206,875)	(77)	—	(123,870)	(53,682)

Net increase (decrease) in net assets from principal transactions	1,097,179	1,520,871	1,023	—	3,830,022	496,638

Total increase (decrease) in net assets	2,222,393	25,219	1,044	—	3,962,316	488,351
Net assets at beginning of period	31,596,815	31,571,596	—	—	785,534	297,183

Net assets at end of period	$33,819,208	$31,596,815	$1,044	$—	$4,747,850	$785,534

	2016	2015	2016	2015	2016	2015
Units, beginning of period	1,836,989	1,752,044	—	—	72,693	27,502
Units issued	208,558	257,829	112	—	343,340	53,351
Units redeemed	(143,683)	(172,884)	(10)	—	(6,226)	(8,160)

Units, end of period	1,901,864	1,836,989	102	—	409,807	72,693

(h)	Sub-account available in prior year but no activity.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Moderate MVP Series I		Lifestyle Moderate MVP Series NAV		Lifestyle Moderate Trust PS Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$17,399	$22,907	$183,050	$201,503	$17,064	$10,338
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	17,399	22,907	183,050	201,503	17,064	10,338

Realized gains (losses) on investments:
Capital gain distributions received	29,546	76,598	288,646	648,633	11,650	6,121
Net realized gain (loss)	(5,565)	573	(33,713)	13,627	(1,685)	(432)

Realized gains (losses)	23,981	77,171	254,933	662,260	9,965	5,689

Unrealized appreciation (depreciation) during the period	3,656	(106,851)	(37,081)	(932,880)	(928)	(17,513)

Net increase (decrease) in net assets from operations	45,036	(6,773)	400,902	(69,117)	26,101	(1,486)

Changes from principal transactions:
Purchase payments	3,259	5,284	922,785	1,178,490	47,951	38,716
Transfers between sub-accounts and the company	—	—	136,441	962,486	274,647	162,590
Transfers on general account policy loans	(60,008)	(40,008)	(7,126)	(42,347)	—	—
Withdrawals	(42,224)	(6,002)	(156,196)	(20,718)	(14)	(43)
Annual contract fee	(15,900)	(15,706)	(553,084)	(541,814)	(39,834)	(27,319)

Net increase (decrease) in net assets from principal transactions	(114,873)	(56,432)	342,820	1,536,097	282,750	173,944

Total increase (decrease) in net assets	(69,837)	(63,205)	743,722	1,466,980	308,851	172,458
Net assets at beginning of period	880,170	943,375	7,592,273	6,125,293	399,046	226,588

Net assets at end of period	$810,333	$880,170	$8,335,995	$7,592,273	$707,897	$399,046

	2016	2015	2016	2015	2016	2015
Units, beginning of period	38,099	40,463	443,290	354,540	37,318	21,221
Units issued	53	91	57,317	122,689	28,116	17,870
Units redeemed	(4,839)	(2,455)	(38,179)	(33,939)	(2,713)	(1,773)

Units, end of period	33,313	38,099	462,428	443,290	62,721	37,318

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	M Capital Appreciation		M International Equity		M Large Cap Growth
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$—	$—	$6,113	$7,346	$—	$139
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	—	—	6,113	7,346	—	139

Realized gains (losses) on investments:
Capital gain distributions received	14,663	34,560	—	—	40,371	91,372
Net realized gain (loss)	(10,176)	(544)	(6,274)	(740)	(14,499)	4,981

Realized gains (losses)	4,487	34,016	(6,274)	(740)	25,872	96,353

Unrealized appreciation (depreciation) during the period	64,964	(58,028)	(1,132)	(28,819)	(33,242)	(67,693)

Net increase (decrease) in net assets from operations	69,451	(24,012)	(1,293)	(22,213)	(7,370)	28,799

Changes from principal transactions:
Purchase payments	66,475	60,138	70,883	48,056	113,623	63,495
Transfers between sub-accounts and the company	(37,091)	117,125	46,690	147,072	100,965	181,575
Transfers on general account policy loans	—	—	—	—	—	—
Withdrawals	(7,864)	(106)	(4,370)	11	(12,351)	(448)
Annual contract fee	(15,425)	(12,892)	(12,614)	(10,288)	(32,592)	(24,323)

Net increase (decrease) in net assets from principal transactions	6,095	164,265	100,589	184,851	169,645	220,299

Total increase (decrease) in net assets	75,546	140,253	99,296	162,638	162,275	249,098
Net assets at beginning of period	308,808	168,555	415,323	252,685	554,697	305,599

Net assets at end of period	$384,354	$308,808	$514,619	$415,323	$716,972	$554,697

	2016	2015	2016	2015	2016	2015
Units, beginning of period	3,886	1,981	13,083	7,646	10,258	6,087
Units issued	981	2,187	4,503	6,169	5,463	5,447
Units redeemed	(872)	(282)	(1,366)	(732)	(2,147)	(1,276)

Units, end of period	3,995	3,886	16,220	13,083	13,574	10,258

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	M Large Cap Value		Mid Cap Index Trust Series I		Mid Cap Index Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$10,686	$8,715	$4,060	$3,384	$36,004	$36,819
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	10,686	8,715	4,060	3,384	36,004	36,819

Realized gains (losses) on investments:
Capital gain distributions received	—	53,986	30,181	24,297	253,025	254,847
Net realized gain (loss)	(35,526)	(2,611)	18,631	22,969	61,034	98,836

Realized gains (losses)	(35,526)	51,375	48,812	47,266	314,059	353,683

Unrealized appreciation (depreciation) during the period	80,374	(68,563)	6,417	(57,995)	196,089	(461,008)

Net increase (decrease) in net assets from operations	55,534	(8,473)	59,289	(7,345)	546,152	(70,506)

Changes from principal transactions:
Purchase payments	94,821	64,603	7,508	6,711	212,829	202,165
Transfers between sub-accounts and the company	(147,871)	265,372	32,961	15,554	140,425	98,246
Transfers on general account policy loans	—	—	271	4,075	41,881	(143,479)
Withdrawals	(14,112)	(24)	(8,180)	(18,223)	(771,559)	(289,112)
Annual contract fee	(18,583)	(16,161)	(10,462)	(11,246)	(159,308)	(147,188)

Net increase (decrease) in net assets from principal transactions	(85,745)	313,790	22,098	(3,129)	(535,732)	(279,368)

Total increase (decrease) in net assets	(30,211)	305,317	81,387	(10,474)	10,420	(349,874)
Net assets at beginning of period	628,166	322,849	288,521	298,995	3,173,722	3,523,596

Net assets at end of period	$597,955	$628,166	$369,908	$288,521	$3,184,142	$3,173,722

	2016	2015	2016	2015	2016	2015
Units, beginning of period	26,512	13,536	7,039	7,105	118,005	127,684
Units issued	6,194	14,431	1,570	1,739	23,579	22,790
Units redeemed	(9,688)	(1,455)	(1,096)	(1,805)	(43,064)	(32,469)

Units, end of period	23,018	26,512	7,513	7,039	98,520	118,005

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Cap Stock Trust Series I		Mid Cap Stock Trust Series NAV		Mid Value Trust Series I
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$—	$—	$—	$—	$2,445	$2,800
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	—	—	—	—	2,445	2,800

Realized gains (losses) on investments:
Capital gain distributions received	21,612	80,101	92,114	233,010	25,710	42,796
Net realized gain (loss)	23,681	22,345	726	15,181	154	30,081

Realized gains (losses)	45,293	102,446	92,840	248,191	25,864	72,877

Unrealized appreciation (depreciation) during the period	(45,545)	(87,606)	(79,904)	(218,523)	20,706	(80,915)

Net increase (decrease) in net assets from operations	(252)	14,840	12,936	29,668	49,015	(5,238)

Changes from principal transactions:
Purchase payments	19,128	18,635	148,562	139,706	14,090	15,335
Transfers between sub-accounts and the company	(32,750)	(37,732)	(952)	72,544	2,799	(5,622)
Transfers on general account policy loans	(945)	854	(20,349)	(2,649)	(538)	773
Withdrawals	(24,039)	(58,489)	(8,453)	(1,353)	101	(15,261)
Annual contract fee	(20,630)	(27,970)	(88,970)	(80,964)	(20,704)	(18,875)

Net increase (decrease) in net assets from principal transactions	(59,236)	(104,702)	29,838	127,284	(4,252)	(23,650)

Total increase (decrease) in net assets	(59,488)	(89,862)	42,774	156,952	44,763	(28,888)
Net assets at beginning of period	346,916	436,778	1,206,162	1,049,210	219,442	248,330

Net assets at end of period	$287,428	$346,916	$1,248,936	$1,206,162	$264,205	$219,442

	2016	2015	2016	2015	2016	2015
Units, beginning of period	9,946	12,897	15,878	14,232	8,746	9,557
Units issued	466	452	2,084	2,708	2,007	3,408
Units redeemed	(2,220)	(3,403)	(1,616)	(1,062)	(2,263)	(4,219)

Units, end of period	8,192	9,946	16,346	15,878	8,490	8,746

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Value Trust Series NAV		Money Market Trust B Series NAV		Money Market Trust Series I
	2016	2015	2016 (i)	2015	2016	2015
Income:
Dividend distributions received	$9,504	$8,063	$2,476	$93	$1,756	$—
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	9,504	8,063	2,476	93	1,756	—

Realized gains (losses) on investments:
Capital gain distributions received	92,311	122,962	—	19	(1)	3
Net realized gain (loss)	(1,214)	12,205	—	—	—	—

Realized gains (losses)	91,097	135,167	—	19	(1)	3

Unrealized appreciation (depreciation) during the period	69,413	(166,750)	1	1	—	1

Net increase (decrease) in net assets from operations	170,014	(23,520)	2,477	113	1,755	4

Changes from principal transactions:
Purchase payments	64,500	53,635	2,504,902	24,081,889	39,096	50,852
Transfers between sub-accounts and the company	67,026	14,874	(7,567,127)	(23,359,531)	593,808	(7,303)
Transfers on general account policy loans	(2,045)	(2,661)	81,313	(1,752,166)	345	(1,339)
Withdrawals	(13,207)	190	(28,213)	2,038,550	(631,482)	(411,340)
Annual contract fee	(50,556)	(44,408)	(191,816)	(656,289)	(70,517)	(70,339)

Net increase (decrease) in net assets from principal transactions	65,718	21,630	(5,200,941)	352,453	(68,750)	(439,469)

Total increase (decrease) in net assets	235,732	(1,890)	(5,198,464)	352,566	(66,995)	(439,465)
Net assets at beginning of period	649,332	651,222	5,198,464	4,845,898	2,285,043	2,724,508

Net assets at end of period	$885,064	$649,332	$—	$5,198,464	$2,218,048	$2,285,043

	2016	2015	2016	2015	2016	2015
Units, beginning of period	16,842	16,316	299,165	278,873	169,766	202,418
Units issued	3,754	2,158	307,893	1,665,244	48,126	2,705
Units redeemed	(2,096)	(1,632)	(607,058)	(1,644,952)	(53,230)	(35,357)

Units, end of period	18,500	16,842	—	299,165	164,662	169,766

(i)

Terminated as an investment option and funds transferred to Money-Market Trust Series NAV on April 29, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Money-Market Trust Series NAV		PIMCO All Asset		Real Estate Securities Trust Series I
	2016 (a)	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$5,787	$—	$35,681	$73,100	$26,695	$13,114
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	5,787	—	35,681	73,100	26,695	13,114

Realized gains (losses) on investments:
Capital gain distributions received	—	—	6	—	(1)	—
Net realized gain (loss)	—	—	(167,805)	(99,025)	54,400	(7,346)

Realized gains (losses)	—	—	(167,799)	(99,025)	54,399	(7,346)

Unrealized appreciation (depreciation) during the period	3	—	342,765	(151,418)	(24,923)	12,913

Net increase (decrease) in net assets from operations	5,790	—	210,647	(177,343)	56,171	18,681

Changes from principal transactions:
Purchase payments	5,616,939	—	42,210	60,504	6,432	13,578
Transfers between sub-accounts and the company	178,828	—	(50,236)	(2,334,519)	(798)	(4,654)
Transfers on general account policy loans	(108,084)	—	(42)	(2,719)	(26,587)	(2,095)
Withdrawals	(482,458)	—	(771,359)	(313,853)	146	(1,526)
Annual contract fee	(329,038)	—	(42,402)	(69,276)	(15,582)	(15,414)

Net increase (decrease) in net assets from principal transactions	4,876,187	—	(821,829)	(2,659,863)	(36,389)	(10,111)

Total increase (decrease) in net assets	4,881,977	—	(611,182)	(2,837,206)	19,782	8,570
Net assets at beginning of period	—	—	2,145,566	4,982,772	694,607	686,037

Net assets at end of period	$4,881,977	$—	$1,534,384	$2,145,566	$714,389	$694,607

	2016	2015	2016	2015	2016	2015
Units, beginning of period	—	—	149,323	314,480	13,486	13,676
Units issued	1,118,134	—	2,551	3,926	2,342	1,206
Units redeemed	(630,489)	—	(57,025)	(169,083)	(2,855)	(1,396)

Units, end of period	487,645	—	94,849	149,323	12,973	13,486

(a)	Reflects the period from commencement of operations on April 29, 2016 through December 31, 2016.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Real Estate Securities Trust Series NAV		Real Return Bond Trust Series I		Real Return Bond Trust Series NAV
	2016	2015	2016 (j)	2015	2016 (k)	2015
Income:
Dividend distributions received	$81,652	$43,520	$—	$1,429	$—	$65,519
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	81,652	43,520	—	1,429	—	65,519

Realized gains (losses) on investments:
Capital gain distributions received	(11)	—	(1)	—	—	—
Net realized gain (loss)	85,307	463,475	2,400	86	(106,585)	(5,105)

Realized gains (losses)	85,296	463,475	2,399	86	(106,585)	(5,105)

Unrealized appreciation (depreciation) during the period	(8,354)	(467,512)	3,005	(2,454)	140,650	(95,758)

Net increase (decrease) in net assets from operations	158,594	39,483	5,404	(939)	34,065	(35,344)

Changes from principal transactions:
Purchase payments	126,286	128,208	270	921	13,646	55,935
Transfers between sub-accounts and the company	(7,180)	(877,894)	(57,444)	28,363	(1,015,988)	291,323
Transfers on general account policy loans	(7,685)	(7,730)	—	—	774	(784)
Withdrawals	(73,935)	(116,596)	—	(11,097)	(10,779)	(4,775)
Annual contract fee	(113,373)	(113,742)	(879)	(1,090)	(17,557)	(50,446)

Net increase (decrease) in net assets from principal transactions	(75,887)	(987,754)	(58,053)	17,097	(1,029,904)	291,253

Total increase (decrease) in net assets	82,707	(948,271)	(52,649)	16,158	(995,839)	255,909

Net assets at beginning of period	2,280,348	3,228,619	52,649	36,491	995,839	739,930

Net assets at end of period	$2,363,055	$2,280,348	$—	$52,649	$—	$995,839

	2016	2015	2016	2015	2016	2015
Units, beginning of period	15,969	23,243	2,503	1,684	68,685	49,534
Units issued	882	2,616	7,411	1,470	840	22,492
Units redeemed	(1,380)	(9,890)	(9,914)	(651)	(69,525)	(3,341)

Units, end of period	15,471	15,969	—	2,503	—	68,685

(j)

Terminated as an investment option and funds transferred to Bond Trust Series I on April 29, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(k)

Terminated as an investment option and funds transferred to Bond Trust Series NAV on April 29, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Science & Technology Trust Series I		Science & Technology Trust Series NAV		Short Term Government Income Trust Series I
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$—	$—	$—	$—	$6,019	$5,322
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	—	—	—	—	6,019	5,322

Realized gains (losses) on investments:
Capital gain distributions received	30,542	44,839	160,102	141,109	—	(1)
Net realized gain (loss)	34,727	19,781	41,362	24,016	(5,052)	(2,061)

Realized gains (losses)	65,269	64,620	201,464	165,125	(5,052)	(2,062)

Unrealized appreciation (depreciation) during the period	(47,686)	(48,639)	(114,048)	(114,752)	251	(1,205)

Net increase (decrease) in net assets from operations	17,583	15,981	87,416	50,373	1,218	2,055

Changes from principal transactions:
Purchase payments	11,418	12,500	127,593	107,235	20,079	15,579
Transfers between sub-accounts and the company	6,506	54,012	267,504	164,385	78,300	190
Transfers on general account policy loans	(15,437)	(4,770)	(22,160)	(7,320)	(6,731)	213
Withdrawals	(9,568)	(11,938)	(6,578)	(4,857)	41	(41,853)
Annual contract fee	(19,506)	(18,340)	(93,368)	(71,945)	(18,897)	(15,986)

Net increase (decrease) in net assets from principal transactions	(26,587)	31,464	272,991	187,498	72,792	(41,857)

Total increase (decrease) in net assets	(9,004)	47,445	360,407	237,871	74,010	(39,802)
Net assets at beginning of period	271,611	224,166	877,224	639,353	299,218	339,020

Net assets at end of period	$262,607	$271,611	$1,237,631	$877,224	$373,228	$299,218

	2016	2015	2016	2015	2016	2015
Units, beginning of period	15,809	13,920	30,584	23,801	27,986	31,913
Units issued	2,486	3,705	21,354	10,393	17,223	1,441
Units redeemed	(4,193)	(1,816)	(12,137)	(3,610)	(10,499)	(5,368)

Units, end of period	14,102	15,809	39,801	30,584	34,710	27,986

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Short Term Government Income Trust Series NAV		Small Cap Growth Trust Series I		Small Cap Growth Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$8,626	$9,928	$—	$—	$—	$—
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	8,626	9,928	—	—	—	—

Realized gains (losses) on investments:
Capital gain distributions received	—	—	1,577	16,001	101,248	215,074
Net realized gain (loss)	(4,949)	(4,054)	(31,290)	2,934	(106,828)	2,027

Realized gains (losses)	(4,949)	(4,054)	(29,713)	18,935	(5,580)	217,101

Unrealized appreciation (depreciation) during the period	(1,810)	(1,464)	21,353	(26,316)	32,169	(350,131)

Net increase (decrease) in net assets from operations	1,867	4,410	(8,360)	(7,381)	26,589	(133,030)

Changes from principal transactions:
Purchase payments	61,177	53,949	409	7,029	109,850	98,363
Transfers between sub-accounts and the company	(13,513)	7,311	(51,949)	(4,402)	(184,325)	632,996
Transfers on general account policy loans	(7,113)	(2,629)	—	—	(9,223)	(2,450)
Withdrawals	(22,904)	(1,016)	(6,670)	(2,754)	(7,573)	(1,172)
Annual contract fee	(54,339)	(33,108)	(985)	(2,617)	(69,118)	(66,125)

Net increase (decrease) in net assets from principal transactions	(36,692)	24,507	(59,195)	(2,744)	(160,389)	661,612

Total increase (decrease) in net assets	(34,825)	28,917	(67,555)	(10,125)	(133,800)	528,582
Net assets at beginning of period	549,485	520,568	85,364	95,489	1,101,968	573,386

Net assets at end of period	$514,660	$549,485	$17,809	$85,364	$968,168	$1,101,968

	2016	2015	2016	2015	2016	2015
Units, beginning of period	51,243	48,883	3,388	3,455	36,855	17,493
Units issued	283,999	189,272	17	343	3,953	21,351
Units redeemed	(287,544)	(186,912)	(2,714)	(410)	(9,146)	(1,989)

Units, end of period	47,698	51,243	691	3,388	31,662	36,855

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Index Trust Series I		Small Cap Index Trust Series NAV		Small Cap Opportunities Trust Series I
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$1,527	$1,249	$24,692	$27,491	$518	$118
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	1,527	1,249	24,692	27,491	518	118

Realized gains (losses) on investments:
Capital gain distributions received	10,092	9,781	150,007	196,549	10,468	5,688
Net realized gain (loss)	5,603	1,712	(8,373)	56,188	167	3,252

Realized gains (losses)	15,695	11,493	141,634	252,737	10,635	8,940

Unrealized appreciation (depreciation) during the period	6,552	(17,134)	211,318	(383,481)	9,929	(18,799)

Net increase (decrease) in net assets from operations	23,774	(4,392)	377,644	(103,253)	21,082	(9,741)

Changes from principal transactions:
Purchase payments	3,914	3,860	109,513	111,773	5,400	5,343
Transfers between sub-accounts and the company	13,231	(34,931)	208,514	336,404	(13)	38,424
Transfers on general account policy loans	35	1,346	23,606	(59,422)	(960)	567
Withdrawals	(27)	(4,809)	(757,292)	(254,768)	(7,565)	2
Annual contract fee	(4,681)	(5,765)	(105,706)	(93,700)	(5,000)	(5,476)

Net increase (decrease) in net assets from principal transactions	12,472	(40,299)	(521,365)	40,287	(8,138)	38,860

Total increase (decrease) in net assets	36,246	(44,691)	(143,721)	(62,966)	12,944	29,119
Net assets at beginning of period	114,711	159,402	2,527,808	2,590,774	112,855	83,736

Net assets at end of period	$150,957	$114,711	$2,384,087	$2,527,808	$125,799	$112,855

	2016	2015	2016	2015	2016	2015
Units, beginning of period	3,696	4,901	102,059	99,799	3,016	2,122
Units issued	1,287	115	17,110	30,231	88	1,930
Units redeemed	(962)	(1,320)	(39,626)	(27,971)	(290)	(1,036)

Units, end of period	4,021	3,696	79,543	102,059	2,814	3,016

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Opportunities Trust Series NAV		Small Cap Value Trust Series I		Small Cap Value Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$6,802	$1,360	$687	$258	$9,474	$5,911
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	6,802	1,360	687	258	9,474	5,911

Realized gains (losses) on investments:
Capital gain distributions received	123,743	42,376	18,037	6,569	165,670	161,364
Net realized gain (loss)	(23,067)	14,053	(10,204)	(132)	1,062	14,668

Realized gains (losses)	100,676	56,429	7,833	6,437	166,732	176,032

Unrealized appreciation (depreciation) during the period	75,433	(113,147)	17,521	(8,321)	88,754	(199,428)

Net increase (decrease) in net assets from operations	182,911	(55,358)	26,041	(1,626)	264,960	(17,485)

Changes from principal transactions:
Purchase payments	59,630	52,088	1,500	250	130,937	104,838
Transfers between sub-accounts and the company	(663,581)	207,228	16,302	48,997	15,581	115,291
Transfers on general account policy loans	(1,847)	(7,692)	—	—	(7,868)	(7,446)
Withdrawals	(1,316)	(3,265)	7	7	(18,198)	(4,140)
Annual contract fee	(63,217)	(66,489)	(3,542)	(1,541)	(58,934)	(50,923)

Net increase (decrease) in net assets from principal transactions	(670,331)	181,870	14,267	47,713	61,518	157,620

Total increase (decrease) in net assets	(487,420)	126,512	40,308	46,087	326,478	140,135
Net assets at beginning of period	1,246,801	1,120,289	55,800	9,713	1,098,190	958,055

Net assets at end of period	$759,381	$1,246,801	$96,108	$55,800	$1,424,668	$1,098,190

	2016	2015	2016	2015	2016	2015
Units, beginning of period	67,624	57,654	2,300	395	16,083	13,847
Units issued	4,019	15,711	2,945	1,961	2,784	3,777
Units redeemed	(37,180)	(5,741)	(2,016)	(56)	(1,859)	(1,541)

Units, end of period	34,463	67,624	3,229	2,300	17,008	16,083

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Company Value Trust Series I		Small Company Value Trust Series NAV		Strategic Income Opportunities Trust Series I
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$1,399	$2,590	$9,919	$15,774	$3,513	$5,215
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	1,399	2,590	9,919	15,774	3,513	5,215

Realized gains (losses) on investments:
Capital gain distributions received	27,369	27,449	179,154	150,648	—	(1)
Net realized gain (loss)	8,646	39,672	3,372	17,521	2,150	(2,626)

Realized gains (losses)	36,015	67,121	182,526	168,169	2,150	(2,627)

Unrealized appreciation (depreciation) during the period	15,889	(80,307)	146,539	(243,665)	1,882	2,033

Net increase (decrease) in net assets from operations	53,303	(10,596)	338,984	(59,722)	7,545	4,621

Changes from principal transactions:
Purchase payments	14,196	15,206	60,405	39,588	5,467	10,373
Transfers between sub-accounts and the company	(9,526)	(15,259)	(1,412)	587,916	(65,034)	(82,882)
Transfers on general account policy loans	(4,694)	145	(708)	(2,014)	(5,100)	103
Withdrawals	(7,556)	(66,267)	(285)	(896)	(251)	(6,500)
Annual contract fee	(19,788)	(18,059)	(42,756)	(32,806)	(8,440)	(10,821)

Net increase (decrease) in net assets from principal transactions	(27,368)	(84,234)	15,244	591,788	(73,358)	(89,727)

Total increase (decrease) in net assets	25,935	(94,830)	354,228	532,066	(65,813)	(85,106)
Net assets at beginning of period	173,468	268,298	1,036,639	504,573	209,604	294,710

Net assets at end of period	$199,403	$173,468	$1,390,867	$1,036,639	$143,791	$209,604

	2016	2015	2016	2015	2016	2015
Units, beginning of period	4,602	6,719	48,089	22,117	8,019	11,412
Units issued	334	376	2,328	28,508	905	379
Units redeemed	(938)	(2,493)	(1,658)	(2,536)	(3,691)	(3,772)

Units, end of period	3,998	4,602	48,759	48,089	5,233	8,019

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Strategic Income Opportunities Trust Series NAV		Total Bond Market Trust B Series NAV		Total Return Trust Series I
	2016	2015	2016	2015	2016	2015 (l)
Income:
Dividend distributions received	$42,480	$39,404	$19,051	$23,516	$—	$85,312
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	42,480	39,404	19,051	23,516	—	85,312

Realized gains (losses) on investments:
Capital gain distributions received	(6)	—	11	—	—	38,834
Net realized gain (loss)	(11,772)	33,623	(44)	(19,030)	—	(123,785)

Realized gains (losses)	(11,778)	33,623	(33)	(19,030)	—	(84,951)

Unrealized appreciation (depreciation) during the period	44,990	(14,088)	(5,081)	(15,996)	—	14,122

Net increase (decrease) in net assets from operations	75,692	58,939	13,937	(11,510)	—	14,483

Changes from principal transactions:
Purchase payments	167,547	145,398	75,272	48,997	—	18,870
Transfers between sub-accounts and the company	(865,142)	(1,711,635)	68,031	177,254	—	(689,724)
Transfers on general account policy loans	6,960	(21,667)	(9,620)	(1,637)	—	—
Withdrawals	(74,684)	(3,213)	(9,718)	(387)	—	(22,242)
Annual contract fee	(85,646)	(88,995)	(43,221)	(36,441)	—	(12,265)

Net increase (decrease) in net assets from principal transactions	(850,965)	(1,680,112)	80,744	187,786	—	(705,361)

Total increase (decrease) in net assets	(775,273)	(1,621,173)	94,681	176,276	—	(690,878)
Net assets at beginning of period	2,527,487	4,148,660	622,562	446,286	—	690,878

Net assets at end of period	$1,752,214	$2,527,487	$717,243	$622,562	$—	$—

	2016	2015	2016	2015	2016	2015
Units, beginning of period	130,343	216,653	26,275	18,892	—	23,015
Units issued	62,878	334,483	6,015	97,574	—	1,771
Units redeemed	(107,308)	(420,793)	(2,742)	(90,191)	—	(24,786)

Units, end of period	85,913	130,343	29,548	26,275	—	—

(l)

Terminated as an investment option and funds transferred to Core Bond Trust Series I on April 27, 2015. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Total Return Trust Series NAV		Total Stock Market Index Trust Series I		Total Stock Market Index Trust Series NAV
	2016	2015 (m)	2016	2015	2016	2015
Income:
Dividend distributions received	$—	$173,323	$2,095	$1,603	$49,198	$27,144
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	—	173,323	2,095	1,603	49,198	27,144

Realized gains (losses) on investments:
Capital gain distributions received	—	78,894	2,330	3,445	51,501	53,812
Net realized gain (loss)	—	(277,425)	2,304	32,333	31,069	63,920

Realized gains (losses)	—	(198,531)	4,634	35,778	82,570	117,732

Unrealized appreciation (depreciation) during the period	—	57,025	9,787	(36,968)	248,843	(145,663)

Net increase (decrease) in net assets from operations	—	31,817	16,516	413	380,611	(787)

Changes from principal transactions:
Purchase payments	—	39,435	1,808	819	310,705	165,947
Transfers between sub-accounts and the company	—	(1,666,617)	23,054	(66,535)	276,056	1,433,026
Transfers on general account policy loans	—	(108,321)	—	—	13,142	(7,931)
Withdrawals	—	(450)	12	13	(35,860)	(15,002)
Annual contract fee	—	(32,907)	(4,709)	(4,535)	(150,627)	(102,508)

Net increase (decrease) in net assets from principal transactions	—	(1,768,860)	20,165	(70,238)	413,416	1,473,532

Total increase (decrease) in net assets	—	(1,737,043)	36,681	(69,825)	794,027	1,472,745
Net assets at beginning of period	—	1,737,043	117,346	187,171	2,747,338	1,274,593

Net assets at end of period	$—	$—	$154,027	$117,346	$3,541,365	$2,747,338

	2016	2015	2016	2015	2016	2015
Units, beginning of period	—	96,310	4,932	7,818	34,645	15,988
Units issued	—	13,368	1,041	42	7,438	22,760
Units redeemed	—	(109,678)	(212)	(2,928)	(2,343)	(4,103)

Units, end of period	—	—	5,761	4,932	39,740	34,645

(m)

Terminated as an investment option and funds transferred to Core Bond Trust Series NAV on April 27, 2015. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	U.S. Equity Trust Series I		U.S. Equity Trust Series NAV		Ultra Short Term Bond Trust Series I
	2016 (n)	2015	2016 (o)	2015	2016 (h)	2015
Income:
Dividend distributions received	$1,132	$419	$42,918	$14,162	$378	$—
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	1,132	419	42,918	14,162	378	—

Realized gains (losses) on investments:
Capital gain distributions received	10,853	—	406,980	—	—	—
Net realized gain (loss)	(6,739)	15,668	(270,428)	12,378	19	—

Realized gains (losses)	4,114	15,668	136,552	12,378	19	—

Unrealized appreciation (depreciation) during the period	(4,241)	(14,984)	(141,744)	(24,447)	(375)	—

Net increase (decrease) in net assets from operations	1,005	1,103	37,726	2,093	22	—

Changes from principal transactions:
Purchase payments	536	919	55,290	57,031	—	—
Transfers between sub-accounts and the company	(20,217)	3	(752,150)	(12,317)	24,667	—
Transfers on general account policy loans	3,377	15	(929)	(4,998)	—	—
Withdrawals	(3,374)	(49,265)	(6,038)	(5,036)	—	—
Annual contract fee	(2,341)	(3,441)	(31,169)	(35,236)	(433)	—

Net increase (decrease) in net assets from principal transactions	(22,019)	(51,769)	(734,996)	(556)	24,234	—

Total increase (decrease) in net assets	(21,014)	(50,666)	(697,270)	1,537	24,256	—
Net assets at beginning of period	21,014	71,680	697,270	695,733	—	—

Net assets at end of period	$—	$21,014	$—	$697,270	$24,256	$—

	2016	2015	2016	2015	2016	2015
Units, beginning of period	1,428	4,899	47,322	47,465	—	—
Units issued	30	42	6,161	4,029	6,639	—
Units redeemed	(1,458)	(3,513)	(53,483)	(4,172)	(4,237)	—

Units, end of period	—	1,428	—	47,322	2,402	—

(h)	Sub-account available in prior year but no activity.
(n)

Terminated as an investment option and funds transferred to 500 Index Fund B Series I on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(o)

Terminated as an investment option and funds transferred to 500 Index Fund B Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Ultra Short Term Bond Trust Series NAV		Utilities Trust Series I		Utilities Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$4,594	$1,362	$6,543	$3,445	$44,418	$47,947
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	—	—

Net investment income (loss)	4,594	1,362	6,543	3,445	44,418	47,947

Realized gains (losses) on investments:
Capital gain distributions received	—	—	2,753	10,581	16,560	96,144
Net realized gain (loss)	(144)	(1,043)	(5,656)	2,074	3,275	(102,727)

Realized gains (losses)	(144)	(1,043)	(2,903)	12,655	19,835	(6,583)

Unrealized appreciation (depreciation) during the period	(1,837)	(297)	4,793	(32,582)	41,992	(299,898)

Net increase (decrease) in net assets from operations	2,613	22	8,433	(16,482)	106,245	(258,534)

Changes from principal transactions:
Purchase payments	33,774	17,076	2,116	3,037	104,793	113,300
Transfers between sub-accounts and the company	185,166	(24,031)	6,505	19,318	(44,028)	230,012
Transfers on general account policy loans	(342)	—	772	299	4,629	(5,101)
Withdrawals	(19,333)	—	10	19	(50,420)	(1,884)
Annual contract fee	(16,525)	(9,145)	(4,306)	(4,169)	(82,605)	(80,125)

Net increase (decrease) in net assets from principal transactions	182,740	(16,100)	5,097	18,504	(67,631)	256,202

Total increase (decrease) in net assets	185,353	(16,078)	13,530	2,022	38,614	(2,332)
Net assets at beginning of period	102,628	118,706	96,954	94,932	920,751	923,083

Net assets at end of period	$287,981	$102,628	$110,484	$96,954	$959,365	$920,751

	2016	2015	2016	2015	2016	2015
Units, beginning of period	10,190	11,787	3,048	2,544	36,163	30,892
Units issued	129,323	2,704	2,137	1,061	3,031	48,282
Units redeemed	(111,108)	(4,301)	(2,066)	(557)	(5,380)	(43,011)

Units, end of period	28,405	10,190	3,119	3,048	33,814	36,163

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Value Trust Series I		Value Trust Series NAV
	2016	2015	2016	2015
Income:
Dividend distributions received	$1,325	$1,291	$6,666	$4,893
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—

Net investment income (loss)	1,325	1,291	6,666	4,893

Realized gains (losses) on investments:
Capital gain distributions received	15,889	30,033	76,034	92,138
Net realized gain (loss)	30,346	50,673	(18,949)	13,770

Realized gains (losses)	46,235	80,706	57,085	105,908

Unrealized appreciation (depreciation) during the period	(20,124)	(100,712)	62,964	(184,516)

Net increase (decrease) in net assets from operations	27,436	(18,715)	126,715	(73,715)

Changes from principal transactions:
Purchase payments	5,715	7,384	99,543	90,347
Transfers between sub-accounts and the company	(54,824)	11,978	(48,296)	198,258
Transfers on general account policy loans	1,877	540	(266)	(237)
Withdrawals	(29)	(89,477)	(41,432)	(63)
Annual contract fee	(5,500)	(6,637)	(40,223)	(35,525)

Net increase (decrease) in net assets from principal transactions	(52,761)	(76,212)	(30,674)	252,780

Total increase (decrease) in net assets	(25,325)	(94,927)	96,041	179,065
Net assets at beginning of period	217,906	312,833	792,056	612,991

Net assets at end of period	$192,581	$217,906	$888,097	$792,056

	2016	2015	2016	2015
Units, beginning of period	6,024	7,879	31,997	22,570
Units issued	2,895	207	15,389	11,604
Units redeemed	(4,320)	(2,062)	(16,399)	(2,177)

Units, end of period	4,599	6,024	30,987	31,997

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

1.	Organization

John Hancock Life Insurance Company of New York Separate Account B (the “Account”) is a separate account established by John Hancock Life Insurance Company of New York (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The Account consists of 103 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”), and 5 active sub-accounts that are invested in portfolios of other Non-affiliated Trusts (the “Non-affiliated Trusts”). The Trust and Non-affiliated Trusts are registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under single premium variable life and variable universal life insurance contracts (the “Contracts”) issued by the Company.

The Company is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“JHUSA”), which in turn is an indirect, wholly owned subsidiary of the Manufacturers Life Insurance Company which is an indirect, wholly owned subsidiary of Manulife Financial Corporation (““MFC””), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer 2 classes of units to fund Contracts issued by the Company. These classes, Series I and Series NAV, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I and Series NAV shares of the Trust Portfolio differ in the level of 12b-1 fees and other expenses assessed against the Portfolio’s assets.

As a result of a portfolio change, the following sub-accounts of the Account were renamed as follows:

Previous Name	New Name	Effective Date
Equity-Income Trust Series I	Equity Income Trust Series I	05/02/2016
Equity-Income Trust Series NAV	Equity Income Trust Series NAV	05/02/2016

Funds transferred in 2016 are as follows:

Transferred from	Transferred to	Effective Date
Franklin Templeton Founding Allocation Trust Series I	Lifestyle Growth Trust PS Series I	10/21/2016
Franklin Templeton Founding Allocation Trust Series NAV	Lifestyle Growth Trust PS Series NAV	10/21/2016
International Core Trust Series I	International Value Trust Series I	10/21/2016
International Core Trust Series NAV	International Value Trust Series NAV	10/21/2016
Money Market Trust B Series NAV	Money-Market Trust Series NAV	04/29/2016
Real Return Bond Trust Series I	Bond Trust Series I	04/29/2016
Real Return Bond Trust Series NAV	Bond Trust Series NAV	04/29/2016
U.S. Equity Trust Series I	500 Index Fund B Series I	10/21/2016

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

1.	Organization (continued):

Transferred from	Transferred to	Effective Date
U.S. Equity Trust Series NAV	500 Index Fund B Series NAV	10/21/2016

Sub-accounts opened in 2016 are as follows:

Sub-accounts Opened	Effective Date
Money-Market Trust Series NAV	04/29/2016

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

2.	Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Valuation of Investments

Investments made in the Portfolios of the Trust, and of the Non-affiliated Trusts, are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2016.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

3.	Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the FY 2010 and onward remains open subject to examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2016, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4.	Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors, LLC or other broker-dealers having distribution agreements with John Hancock Distributors, LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

5.	Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.

•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

•	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2016. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2016:

	Level 1	Level 2	Level 3	Total

Mutual Funds	$233,632,617	—	—	233,632,617

Total	$233,632,617	—	—	233,632,617

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2016.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

6.	Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and Non-affiliated Trusts during 2016 were as follows:

	Purchases	Sales
Sub-account
500 Index Fund B Series NAV	$7,505,902	$1,936,949
Active Bond Trust Series I	75,344	148,431
Active Bond Trust Series NAV	278,647	160,373
All Cap Core Trust Series I	10,610	32,274
All Cap Core Trust Series NAV	33,261	14,670
Alpha Opportunities Trust Series I	3,436	36,140
Alpha Opportunities Trust Series NAV	62,619	24,428
American Asset Allocation Trust Series I	1,081,796	153,265
American Global Growth Trust Series I	106,819	14,450
American Growth Trust Series I	1,103,914	302,989
American Growth-Income Trust Series I	893,903	568,708
American International Trust Series I	272,432	259,350
American New World Trust Series I	95,749	77,914
Blue Chip Growth Trust Series I	162,762	440,364
Blue Chip Growth Trust Series NAV	2,790,463	1,415,896
Bond Trust Series I	232,589	212,947
Bond Trust Series NAV	981,459	72,910
Capital Appreciation Trust Series I	70,032	19,260
Capital Appreciation Trust Series NAV	1,963,663	2,220,588
Capital Appreciation Value Trust Series I	55	28
Capital Appreciation Value Trust Series NAV	1,410,065	252,162
Core Bond Trust Series I	62,287	208,612
Core Bond Trust Series NAV	699,663	446,186
Core Strategy Trust Series NAV	1,249,749	388,477
Emerging Markets Value Trust Series I	131,203	129,324
Emerging Markets Value Trust Series NAV	993,239	1,208,696
Equity Income Trust Series I	159,203	190,119
Equity Income Trust Series NAV	1,131,618	735,594
Financial Industries Trust Series I	59,544	121,964
Financial Industries Trust Series NAV	47,667	80,394
Franklin Templeton Founding Allocation Trust Series I (g)	82	1,493
Franklin Templeton Founding Allocation Trust Series NAV (h)	649,598	3,388,593
Fundamental All Cap Core Trust Series I	2,766	5,975
Fundamental All Cap Core Trust Series NAV	269,508	40,174
Fundamental Large Cap Value Trust Series I	174,996	277,380
Fundamental Large Cap Value Trust Series NAV	611,824	599,479
Global Bond Trust Series I	29,165	11,551
Global Bond Trust Series NAV	123,476	144,599
Global Trust Series I	7,694	87,192
Global Trust Series NAV	167,409	123,506
Health Sciences Trust Series I	168,349	71,224
Health Sciences Trust Series NAV	879,198	343,619
High Yield Trust Series I	77,942	72,115
High Yield Trust Series NAV	7,522,097	6,299,097
International Core Trust Series I (e)	32,351	157,083
International Core Trust Series NAV (f)	456,916	1,435,803
International Equity Index Trust B Series I	44,468	45,811
International Equity Index Trust B Series NAV	791,989	988,006
International Growth Stock Trust Series I	7,895	15,936

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

6.	Purchases and Sales of Investments — (continued)

	Purchases	Sales
Sub-account
International Growth Stock Trust Series NAV	$310,015	$37,216
International Small Company Trust Series I	47,782	1,391
International Small Company Trust Series NAV	154,307	67,599
International Value Trust Series I	128,011	47,233
International Value Trust Series NAV	1,273,837	304,070
Investment Quality Bond Trust Series I	77,223	7,900
Investment Quality Bond Trust Series NAV	291,354	24,573
Lifestyle Aggressive MVP Series I	46,500	11,953
Lifestyle Aggressive MVP Series NAV	2,190,017	1,400,437
Lifestyle Aggressive Trust PS Series NAV	158,619	1,072
Lifestyle Balanced MVP Series I	342,442	223,293
Lifestyle Balanced MVP Series NAV	5,290,642	2,473,294
Lifestyle Balanced Trust PS Series NAV	664,283	114,344
Lifestyle Conservative MVP Series I	3,579	73,889
Lifestyle Conservative MVP Series NAV	607,155	367,615
Lifestyle Conservative Trust PS Series NAV	17,326	4,370
Lifestyle Growth MVP Series I	188,658	254,902
Lifestyle Growth MVP Series NAV	5,163,775	2,483,301
Lifestyle Growth Trust PS Series I	1,140	98
Lifestyle Growth Trust PS Series NAV	4,018,044	69,475
Lifestyle Moderate MVP Series I	48,194	116,123
Lifestyle Moderate MVP Series NAV	1,479,342	664,820
Lifestyle Moderate Trust PS Series NAV	341,369	29,906
M Capital Appreciation (a)	96,060	75,302
M International Equity (a)	149,448	42,746
M Large Cap Growth (a)	320,827	110,812
M Large Cap Value (a)	152,539	227,598
Mid Cap Index Trust Series I	101,449	45,112
Mid Cap Index Trust Series NAV	957,253	1,203,956
Mid Cap Stock Trust Series I	36,707	74,332
Mid Cap Stock Trust Series NAV	244,080	122,125
Mid Value Trust Series I	87,590	63,686
Mid Value Trust Series NAV	259,440	91,906
Money Market Trust B Series NAV (i)	5,351,375	10,549,839
Money Market Trust Series I	649,572	716,567
Money-Market Trust Series NAV	11,188,065	6,306,088
PIMCO All Asset (a)	75,433	861,577
Real Estate Securities Trust Series I	148,077	157,772
Real Estate Securities Trust Series NAV	215,128	209,374
Real Return Bond Trust Series I (c)	157,429	215,482
Real Return Bond Trust Series NAV (d)	12,415	1,042,328
Science & Technology Trust Series I	77,134	73,178
Science & Technology Trust Series NAV	804,215	371,125
Short Term Government Income Trust Series I	192,387	113,576
Short Term Government Income Trust Series NAV	3,104,735	3,132,802
Small Cap Growth Trust Series I	1,978	59,596
Small Cap Growth Trust Series NAV	211,160	270,298
Small Cap Index Trust Series I	51,391	27,299
Small Cap Index Trust Series NAV	610,816	957,484
Small Cap Opportunities Trust Series I	14,400	11,553
Small Cap Opportunities Trust Series NAV	208,119	747,905
Small Cap Value Trust Series I	86,881	53,890

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

6.	Purchases and Sales of Investments — (continued)

	Purchases	Sales
Sub-account
Small Cap Value Trust Series NAV $	374,828	$138,166
Small Company Value Trust Series I	41,752	40,351
Small Company Value Trust Series NAV	243,786	39,469
Strategic Income Opportunities Trust Series I	28,020	97,866
Strategic Income Opportunities Trust Series NAV	1,259,018	2,067,509
Total Bond Market Trust B Series NAV	166,998	67,197
Total Stock Market Index Trust Series I	29,842	5,253
Total Stock Market Index Trust Series NAV	705,408	191,290
U.S. Equity Trust Series I (a)	12,423	22,458
U.S. Equity Trust Series NAV (b)	540,673	825,772
Ultra Short Term Bond Trust Series I	67,389	42,778
Ultra Short Term Bond Trust Series NAV	1,313,139	1,125,804
Utilities Trust Series I	85,922	71,529
Utilities Trust Series NAV	143,358	150,008
Value Trust Series I	127,807	163,354
Value Trust Series NAV	479,793	427,771

(a)

Terminated as an investment option and funds transferred to 500 Index Fund B Series I on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(b)

Terminated as an investment option and funds transferred to 500 Index Fund B Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(c)

Terminated as an investment option and funds transferred to Bond Trust Series I on April 29, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(d)

Terminated as an investment option and funds transferred to Bond Trust Series NAV on April 29, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(e)

Terminated as an investment option and funds transferred to International Value Trust Series I on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(f)

Terminated as an investment option and funds transferred to International Value Trust Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(g)

Terminated as an investment option and funds transferred to Lifestyle Growth Trust PS Series I on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(h)

Terminated as an investment option and funds transferred to Lifestyle Growth Trust PS Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(i)	Terminated as an investment option and funds transferred to Money-Market Trust Series NAV on April 29, 2016.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

6.	Purchases and Sales of Investments — (continued)

	Purchases	Sales
Sub-Account

The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

7.	Unit Values

A summary of unit values and units outstanding for variable life contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
500 Index Fund B Series NAV	2016	360	$48.23 to $ 30.16	$16,841	0.00% to 0.00%	2.20%	11.64% to 11.64%
	2015	252	43.20 to 27.01	10,299	0.00 to 0.00	1.89	1.15 to 1.15
	2014	207	42.71 to 26.70	8,236	0.00 to 0.00	1.73	13.43 to 9.85
	2013	193	37.65 to 23.54	6,764	0.00 to 0.00	2.17	32.03 to 32.02
	2012	165	28.52 to 17.83	4,351	0.00 to 0.00	1.13	15.80 to 8.03

Active Bond Trust Series I	2016	13	22.78 to 22.78	287	0.00 to 0.00	3.29	4.34 to 4.34
	2015	16	21.84 to 21.84	354	0.00 to 0.00	5.02	0.17 to 0.17
	2014	18	21.80 to 21.80	394	0.00 to 0.00	3.68	6.82 to 6.82
	2013	15	20.41 to 20.41	315	0.00 to 0.00	6.44	0.24 to 0.24
	2012	13	20.36 to 20.36	268	0.00 to 0.00	4.20	9.71 to 9.71

Active Bond Trust Series NAV	2016	14	74.36 to 74.36	1,077	0.00 to 0.00	3.76	4.50 to 4.50
	2015	13	71.15 to 71.15	954	0.00 to 0.00	5.60	0.12 to 0.12
	2014	9	71.07 to 71.07	653	0.00 to 0.00	3.64	6.97 to 2.79
	2013	10	66.44 to 66.44	654	0.00 to 0.00	5.99	0.19 to 0.19
	2012	9	66.31 to 66.31	610	0.00 to 0.00	5.15	9.76 to 5.32

All Cap Core Trust Series I	2016	16	19.31 to 19.31	300	0.00 to 0.00	1.79	10.56 to 10.56
	2015	17	17.47 to 17.47	296	0.00 to 0.00	0.96	2.59 to 2.59
	2014	17	17.03 to 17.03	293	0.00 to 0.00	0.92	9.65 to 9.65
	2013	19	15.53 to 15.53	299	0.00 to 0.00	1.34	34.31 to 34.31
	2012	37	11.56 to 11.56	429	0.00 to 0.00	1.15	16.57 to 16.57

All Cap Core Trust Series NAV	2016	6	22.97 to 22.97	140	0.00 to 0.00	1.98	10.65 to 10.65
	2015	5	20.76 to 20.76	111	0.00 to 0.00	1.10	2.64 to 2.64
	2014	5	20.23 to 20.23	94	0.00 to 0.00	1.02	9.68 to 7.59
	2013	4	18.44 to 18.44	83	0.00 to 0.00	1.38	34.44 to 34.44
	2012	4	13.72 to 13.72	55	0.00 to 0.00	0.24	16.62 to 10.44

Alpha Opportunities Trust Series I	2016	0	24.34 to 24.34	5	0.00 to 0.00	1.46	5.71 to 5.71
	2015	2	23.02 to 23.02	40	0.00 to 0.00	0.66	0.00 to 0.00

Alpha Opportunities Trust Series NAV	2016	6	25.76 to 25.76	160	0.00 to 0.00	1.96	5.75 to 5.75
	2015	5	24.36 to 24.36	133	0.00 to 0.00	0.71	(0.03) to (0.03)
	2014	5	24.37 to 24.37	124	0.00 to 0.00	0.67	8.12 to 6.15
	2013	4	22.54 to 22.54	93	0.00 to 0.00	0.92	35.58 to 35.58
	2012	3	16.63 to 16.63	49	0.00 to 0.00	0.12	21.38 to 9.62

American Asset Allocation Trust Series I	2016	185	16.76 to 16.76	3,107	0.00 to 0.00	1.48	8.99 to 8.99
	2015	151	15.38 to 15.38	2,326	0.00 to 0.00	2.26	1.06 to 1.06
	2014	138	15.22 to 15.22	2,101	0.00 to 0.00	1.80	5.05 to 3.82
	2013	104	14.49 to 14.49	1,506	0.00 to 0.00	1.24	23.30 to 23.30
	2012	88	11.75 to 11.75	1,032	0.00 to 0.00	1.94	15.77 to 8.80

American Global Growth Trust Series I	2016	17	15.70 to 15.70	267	0.00 to 0.00	1.08	0.29 to 0.29
	2015	13	15.66 to 15.66	205	0.00 to 0.00	2.12	6.64 to 6.64
	2014	9	14.68 to 14.68	131	0.00 to 0.00	0.90	3.55 to 1.97
	2013	6	14.40 to 14.40	82	0.00 to 0.00	1.04	28.63 to 28.63
	2012	4	11.19 to 11.19	39	0.00 to 0.00	0.54	22.12 to 13.48

American Growth Trust Series I	2016	102	37.01 to 24.58	2,672	0.00 to 0.00	0.41	9.08 to 9.07
	2015	100	33.93 to 22.54	2,411	0.00 to 0.00	0.25	6.44 to 6.44
	2014	101	31.88 to 21.17	2,281	0.00 to 0.00	0.79	8.14 to 7.90
	2013	117	29.48 to 19.58	2,499	0.00 to 0.00	0.57	29.61 to 29.61
	2012	117	22.75 to 15.11	1,952	0.00 to 0.00	0.38	17.49 to 8.11

American Growth-Income Trust Series I	2016	95	33.49 to 22.44	2,394	0.00 to 0.00	1.60	11.10 to 11.10
	2015	107	30.14 to 20.19	2,405	0.00 to 0.00	1.25	1.11 to 1.11
	2014	138	29.81 to 19.97	3,002	0.00 to 0.00	0.93	10.25 to 7.27
	2013	142	27.04 to 18.11	2,798	0.00 to 0.00	1.02	33.02 to 33.01
	2012	144	20.33 to 13.62	2,131	0.00 to 0.00	2.01	17.16 to 10.27

American International Trust Series I	2016	83	31.58 to 17.94	1,603	0.00 to 0.00	1.00	3.12 to 3.12
	2015	80	30.63 to 17.40	1,548	0.00 to 0.00	1.43	(4.82) to (4.82)
	2014	62	32.18 to 18.28	1,281	0.00 to 0.00	0.98	(3.05) to (4.20)
	2013	82	33.19 to 18.85	1,723	0.00 to 0.00	1.03	21.20 to 21.20
	2012	81	27.39 to 15.55	1,427	0.00 to 0.00	1.06	17.50 to 13.22

American New World Trust Series I	2016	24	16.23 to 16.23	391	0.00 to 0.00	0.38	4.93 to 4.93
	2015	24	15.47 to 15.47	368	0.00 to 0.00	1.69	(3.66) to (3.66)
	2014	22	16.05 to 16.05	351	0.00 to 0.00	0.86	(8.21) to (8.64)
	2013	20	17.49 to 17.49	345	0.00 to 0.00	1.22	10.89 to 10.89
	2012	14	15.77 to 15.77	219	0.00 to 0.00	0.64	17.37 to 12.53

Blue Chip Growth Trust Series I	2016	27	26.67 to 26.67	722	0.00 to 0.00	0.01	0.81 to 0.81
	2015	43	26.46 to 26.46	1,140	0.00 to 0.00	0.00	11.06 to 11.06
	2014	45	23.82 to 23.82	1,067	0.00 to 0.00	0.00	9.07 to 9.07
	2013	46	21.84 to 21.84	1,002	0.00 to 0.00	0.28	41.33 to 41.33
	2012	44	15.46 to 15.46	686	0.00 to 0.00	0.09	18.31 to 18.31

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

7.	Unit Values — (continued)

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Blue Chip Growth Trust Series NAV	2016		52	$137.04 to $ 137.04	$7,175	0.00% to 0.00%	0.06%	0.85% to 0.85%
	2015		51	135.88 to 135.88	6,938	0.00 to 0.00	0.00	11.13 to 11.13
	2014		29	122.28 to 122.28	3,576	0.00 to 0.00	0.00	11.16 to 9.11
	2013		25	112.07 to 112.07	2,796	0.00 to 0.00	0.32	41.43 to 41.43
	2012		37	79.24 to 79.24	2,896	0.00 to 0.00	0.13	18.39 to 5.30

Bond Trust Series I	2016		2	11.52 to 11.52	21	0.00 to 0.00	1.85	3.06 to 3.06
	2014		2	11.16 to 11.16	24	0.00 to 0.00	3.73	5.53 to 5.53
	2012		2	10.72 to 10.72	21	0.00 to 0.00	3.38	6.34 to 6.34

Bond Trust Series NAV	2016		98	11.56 to 11.56	1,137	0.00 to 0.00	3.93	3.19 to 3.19
	2015		23	11.20 to 11.20	255	0.00 to 0.00	2.87	0.30 to 0.30
	2014		41	11.17 to 11.17	453	0.00 to 0.00	2.95	5.59 to 2.50
	2013		17	10.58 to 10.58	185	0.00 to 0.00	2.99	(1.32) to (1.32)
	2012		18	10.72 to 10.72	198	0.00 to 0.00	2.96	6.31 to 2.99

Capital Appreciation Trust Series I	2016		12	27.32 to 27.32	323	0.00 to 0.00	0.00	(1.08) to (1.08)
	2015		12	27.61 to 27.61	329	0.00 to 0.00	0.00	11.45 to 11.45
	2014		14	24.78 to 24.78	349	0.00 to 0.00	0.05	9.65 to 9.65
	2013		15	22.60 to 22.60	343	0.00 to 0.00	0.24	37.41 to 37.41
	2012		22	16.44 to 16.44	358	0.00 to 0.00	0.16	15.98 to 15.98

Capital Appreciation Trust Series NAV	2016		124	26.84 to 26.84	3,318	0.00 to 0.00	0.01	(1.00) to (1.00)
	2015		154	27.11 to 27.11	4,175	0.00 to 0.00	0.02	11.47 to 11.47
	2014		182	24.32 to 24.32	4,417	0.00 to 0.00	0.08	11.81 to 9.68
	2013		216	22.17 to 22.17	4,798	0.00 to 0.00	0.26	37.50 to 37.50
	2012		224	16.13 to 16.13	3,613	0.00 to 0.00	0.24	16.03 to 3.07

Capital Appreciation Value Trust Series I	2016		0	19.90 to 19.90	1	0.00 to 0.00	1.33	8.12 to 8.12
	2015		0	18.41 to 18.41	0	0.00 to 0.00	1.10	5.28 to 5.28
	2014		0	17.48 to 17.48	1	0.00 to 0.00	5.47	12.22 to 12.22

Capital Appreciation Value Trust Series NAV	2016		149	19.97 to 19.97	2,966	0.00 to 0.00	1.66	8.19 to 8.19
	2015		104	18.46 to 18.46	1,928	0.00 to 0.00	1.27	5.27 to 5.27
	2014		89	17.54 to 17.54	1,562	0.00 to 0.00	1.69	12.38 to 7.58
	2013		71	15.60 to 15.60	1,110	0.00 to 0.00	1.39	22.29 to 22.29
	2012		66	12.76 to 12.76	840	0.00 to 0.00	1.68	14.77 to 7.74

Core Bond Trust Series I	2016		31	20.87 to 20.87	651	0.00 to 0.00	1.89	2.74 to 2.74
	2015		39	20.31 to 20.31	788	0.00 to 0.00	2.22	0.31 to 0.31
	2014		7	20.25 to 20.25	141	0.00 to 0.00	2.93	5.93 to 5.93
	2013		7	19.11 to 19.11	136	0.00 to 0.00	2.13	(2.15) to (2.15)
	2012		7	19.53 to 19.53	141	0.00 to 0.00	2.67	6.46 to 6.46

Core Bond Trust Series NAV	2016		141	16.76 to 16.76	2,357	0.00 to 0.00	2.12	2.73 to 2.73
	2015		128	16.32 to 16.32	2,095	0.00 to 0.00	2.29	0.36 to 0.36
	2014		27	16.26 to 16.26	437	0.00 to 0.00	2.82	6.01 to 2.87
	2013		33	15.34 to 15.34	503	0.00 to 0.00	2.25	(2.12) to (2.12)
	2012		30	15.67 to 15.67	470	0.00 to 0.00	1.81	6.54 to 3.76

Core Strategy Trust Series NAV	2016		507	15.78 to 15.78	8,001	0.00 to 0.00	2.19	7.16 to 7.16
	2015		482	14.73 to 14.73	7,097	0.00 to 0.00	2.41	(0.06) to (0.06)
	2014		449	14.73 to 14.73	6,620	0.00 to 0.00	2.63	6.14 to 3.30
	2013		406	13.88 to 13.88	5,637	0.00 to 0.00	1.15	19.29 to 19.29
	2012		222	11.64 to 11.64	2,580	0.00 to 0.00	2.47	12.58 to 7.54

Emerging Markets Value Trust Series I	2016		4	13.47 to 13.47	49	0.00 to 0.00	5.49	18.00 to 18.00
	2015		4	11.41 to 11.41	43	0.00 to 0.00	2.40	(19.07) to (19.07)
	2014		0	14.10 to 14.10	5	0.00 to 0.00	1.85	(5.50) to (5.50)
	2013		0	14.93 to 14.93	6	0.00 to 0.00	1.28	(3.22) to (3.22)
	2012		0	15.42 to 15.42	7	0.00 to 0.00	0.83	18.53 to 18.53

Emerging Markets Value Trust Series NAV	2016		69	10.83 to 10.83	746	0.00 to 0.00	2.52	18.09 to 18.09
	2015		84	9.17 to 9.17	766	0.00 to 0.00	1.54	(19.05) to (19.05)
	2014		229	11.32 to 11.32	2,590	0.00 to 0.00	1.85	(5.37) to (7.51)
	2013		247	11.97 to 11.97	2,956	0.00 to 0.00	1.35	(3.18) to (3.18)
	2012		240	12.36 to 12.36	2,970	0.00 to 0.00	1.20	18.49 to 14.09

Equity Income Trust Series I	2016	(f)	17	30.83 to 30.83	518	0.00 to 0.00	2.24	19.12 to 19.12
	2015		20	25.88 to 25.88	517	0.00 to 0.00	1.86	(6.75) to (6.75)
	2014		23	27.75 to 27.75	630	0.00 to 0.00	1.69	7.47 to 7.47
	2013		31	25.82 to 25.82	806	0.00 to 0.00	1.85	30.04 to 30.04
	2012		35	19.86 to 19.86	698	0.00 to 0.00	2.12	17.36 to 17.36

Equity Income Trust Series NAV	2016	(g)	103	51.00 to 51.00	5,239	0.00 to 0.00	2.32	19.18 to 19.18
	2015		106	42.79 to 42.79	4,555	0.00 to 0.00	1.74	(6.66) to (6.66)
	2014		146	45.85 to 45.85	6,715	0.00 to 0.00	1.82	7.55 to 4.38
	2013		162	42.63 to 42.63	6,921	0.00 to 0.00	2.00	30.05 to 30.05
	2012		184	32.78 to 32.78	6,016	0.00 to 0.00	2.46	17.47 to 10.80

Financial Industries Trust Series I	2016		4	27.49 to 27.49	104	0.00 to 0.00	1.28	19.37 to 19.37
	2015		7	23.03 to 23.03	150	0.00 to 0.00	1.00	(2.65) to (2.65)
	2014		6	23.65 to 23.65	141	0.00 to 0.00	0.70	8.65 to 8.65

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

7.	Unit Values — (continued)

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Financial Industries Trust Series I	2013		7	$21.77 to $ 21.77	$142	0.00% to 0.00%	0.65%	30.75% to 30.75%
	2012		7	16.65 to 16.65	111	0.00 to 0.00	0.80	18.05 to 18.05

Financial Industries Trust Series NAV	2016		16	33.13 to 33.13	540	0.00 to 0.00	1.54	19.47 to 19.47
	2015		18	27.73 to 27.73	491	0.00 to 0.00	1.08	(2.58) to (2.58)
	2014		17	28.46 to 28.46	488	0.00 to 0.00	0.78	8.64 to 6.56
	2013		17	26.20 to 26.20	447	0.00 to 0.00	0.74	30.86 to 30.86
	2012		16	20.02 to 20.02	312	0.00 to 0.00	0.68	18.03 to 8.06

Franklin Templeton Founding Allocation Trust Series I	2016	(o)	0	14.76 to 14.76	0	0.00 to 0.00	2.32	7.99 to 7.99
	2015		0	13.67 to 13.67	1	0.00 to 0.00	2.45	(5.80) to (5.80)
	2014		0	14.51 to 14.51	2	0.00 to 0.00	2.94	3.01 to 3.01
	2013		0	14.09 to 14.09	2	0.00 to 0.00	21.24	24.43 to 24.43
	2012		0	11.32 to 11.32	0	0.00 to 0.00	0.00	16.26 to 16.26

Franklin Templeton Founding Allocation Trust Series NAV	2016	(p)	0	14.82 to 14.82	0	0.00 to 0.00	2.94	8.09 to 8.09
	2015		200	13.71 to 13.71	2,743	0.00 to 0.00	3.11	(5.75) to (5.75)
	2014		168	14.55 to 14.55	2,450	0.00 to 0.00	3.55	3.06 to (1.98)
	2013		134	14.12 to 14.12	1,891	0.00 to 0.00	2.82	24.51 to 24.51
	2012		107	11.34 to 11.34	1,216	0.00 to 0.00	4.11	16.33 to 12.32

Fundamental All Cap Core Trust Series I	2016		0	41.10 to 41.10	1	0.00 to 0.00	0.61	8.34 to 8.34
	2015		0	37.93 to 37.93	4	0.00 to 0.00	0.00	4.01 to 4.01
	2014		1	36.47 to 36.47	39	0.00 to 0.00	0.41	9.75 to 9.75
	2013		1	33.23 to 33.23	35	0.00 to 0.00	0.34	35.88 to 35.88
	2012		0	24.46 to 24.46	0	0.00 to 0.00	0.47	23.52 to 23.52

Fundamental All Cap Core Trust Series NAV	2016		26	24.44 to 24.44	623	0.00 to 0.00	0.73	8.40 to 8.40
	2015		18	22.55 to 22.55	414	0.00 to 0.00	0.00	4.09 to 4.09
	2014		16	21.66 to 21.66	352	0.00 to 0.00	0.44	11.86 to 9.81
	2013		27	19.73 to 19.73	531	0.00 to 0.00	1.14	35.87 to 35.87
	2012		12	14.52 to 14.52	173	0.00 to 0.00	0.35	23.67 to 15.03

Fundamental Large Cap Value Trust Series I	2016		25	30.90 to 30.90	765	0.00 to 0.00	2.06	10.17 to 10.17
	2015		29	28.05 to 28.05	801	0.00 to 0.00	1.02	(1.11) to (1.11)
	2014		32	28.36 to 28.36	900	0.00 to 0.00	1.59	10.61 to 10.61
	2013		5	25.64 to 25.64	135	0.00 to 0.00	0.00	32.41 to 32.41

Fundamental Large Cap Value Trust Series NAV	2016		109	21.77 to 21.77	2,375	0.00 to 0.00	2.34	10.21 to 10.21
	2015		111	19.75 to 19.75	2,187	0.00 to 0.00	1.13	(1.06) to (1.06)
	2014		105	19.96 to 19.96	2,105	0.00 to 0.00	0.87	10.66 to 7.82
	2013		69	18.04 to 18.04	1,252	0.00 to 0.00	1.49	32.46 to 32.46
	2012		3	13.62 to 13.62	35	0.00 to 0.00	2.01	24.48 to 16.71

Global Bond Trust Series I	2016		11	21.44 to 21.44	230	0.00 to 0.00	0.00	3.05 to 3.05
	2015		10	20.80 to 20.80	207	0.00 to 0.00	2.60	(3.50) to (3.50)
	2014		8	21.56 to 21.56	180	0.00 to 0.00	0.98	2.28 to 2.28
	2013		8	21.08 to 21.08	170	0.00 to 0.00	0.42	(5.42) to (5.42)
	2012		11	22.28 to 22.28	235	0.00 to 0.00	6.83	7.03 to 7.03

Global Bond Trust Series NAV	2016		31	30.66 to 30.66	953	0.00 to 0.00	0.00	3.15 to 3.15
	2015		32	29.73 to 29.73	946	0.00 to 0.00	2.69	(3.51) to (3.51)
	2014		33	30.81 to 30.81	1,021	0.00 to 0.00	1.05	2.42 to (1.88)
	2013		31	30.08 to 30.08	921	0.00 to 0.00	0.34	(5.54) to (5.54)
	2012		56	31.84 to 31.84	1,783	0.00 to 0.00	8.14	7.15 to 4.53

Global Trust Series I	2016		5	19.36 to 19.36	104	0.00 to 0.00	4.15	9.47 to 9.47
	2015		10	17.68 to 17.68	184	0.00 to 0.00	1.86	(6.42) to (6.42)
	2014		11	18.89 to 18.89	216	0.00 to 0.00	3.82	(2.60) to (2.60)
	2013		5	19.40 to 19.40	103	0.00 to 0.00	0.27	31.08 to 31.08
	2012		65	14.80 to 14.80	957	0.00 to 0.00	2.18	21.75 to 21.75

Global Trust Series NAV	2016		66	17.70 to 17.70	1,168	0.00 to 0.00	4.69	9.46 to 9.46
	2015		66	16.17 to 16.17	1,073	0.00 to 0.00	1.97	(6.33) to (6.33)
	2014		67	17.26 to 17.26	1,165	0.00 to 0.00	7.93	(2.51) to (6.31)
	2013		7	17.70 to 17.70	130	0.00 to 0.00	1.77	31.04 to 31.04
	2012		5	13.51 to 13.51	69	0.00 to 0.00	2.10	21.82 to 18.78

Health Sciences Trust Series I	2016		5	69.59 to 69.59	330	0.00 to 0.00	0.07	(10.57) to (10.57)
	2015		4	77.81 to 77.81	346	0.00 to 0.00	0.00	12.69 to 12.69
	2014		5	69.05 to 69.05	349	0.00 to 0.00	0.00	31.83 to 31.83
	2013		6	52.38 to 52.38	293	0.00 to 0.00	0.00	51.07 to 51.07
	2012		6	34.67 to 34.67	210	0.00 to 0.00	0.00	31.95 to 31.95

Health Sciences Trust Series NAV	2016		40	54.28 to 54.28	2,180	0.00 to 0.00	0.10	(10.54) to (10.54)
	2015		40	60.67 to 60.67	2,419	0.00 to 0.00	0.00	12.76 to 12.76
	2014		18	53.81 to 53.81	965	0.00 to 0.00	0.00	31.85 to 25.97
	2013		20	40.81 to 40.81	833	0.00 to 0.00	0.00	51.24 to 51.24
	2012		16	26.99 to 26.99	434	0.00 to 0.00	0.00	31.93 to 12.19

High Yield Trust Series I	2016		13	23.80 to 23.80	313	0.00 to 0.00	7.09	16.27 to 16.27
	2015		14	20.47 to 20.47	285	0.00 to 0.00	7.50	(8.31) to (8.31)
	2014		14	22.32 to 22.32	309	0.00 to 0.00	7.16	0.12 to 0.12
	2013		10	22.30 to 22.30	230	0.00 to 0.00	6.83	8.53 to 8.53

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

7.	Unit Values — (continued)

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
High Yield Trust Series I	2012		11	$20.54 to $20.54	$235	0.00% to 0.00%	7.93%	18.98% to 18.98%

High Yield Trust Series NAV	2016		132	22.57 to 22.57	2,982	0.00 to 0.00	8.21	16.56 to 16.56
	2015		79	19.36 to 19.36	1,524	0.00 to 0.00	7.51	(8.38) to (8.38)
	2014		78	21.14 to 21.14	1,652	0.00 to 0.00	6.91	0.00 to (3.67)
	2013		74	21.14 to 21.14	1,571	0.00 to 0.00	3.08	8.68 to 8.68
	2012		300	19.45 to 19.45	5,836	0.00 to 0.00	9.08	19.07 to 9.73

International Core Trust Series I	2016	(m)	0	14.48 to 14.48	0	0.00 to 0.00	24.24	1.23 to 1.23
	2015		10	14.30 to 14.30	148	0.00 to 0.00	3.22	(5.45) to (5.45)
	2014		9	15.13 to 15.13	129	0.00 to 0.00	4.23	(6.70) to (6.70)
	2013		5	16.21 to 16.21	78	0.00 to 0.00	2.80	24.99 to 24.99
	2012		6	12.97 to 12.97	80	0.00 to 0.00	2.96	15.05 to 15.05

International Core Trust Series NAV	2016	(n)	0	15.40 to 15.40	0	0.00 to 0.00	24.61	1.25 to 1.25
	2015		78	15.21 to 15.21	1,192	0.00 to 0.00	3.16	(5.32) to (5.32)
	2014		44	16.07 to 16.07	712	0.00 to 0.00	4.71	(6.76) to (11.03)
	2013		22	17.23 to 17.23	374	0.00 to 0.00	3.16	25.13 to 25.13
	2012		41	13.77 to 13.77	559	0.00 to 0.00	3.11	16.10 to 15.16

International Equity Index Trust B Series I	2016		19	11.39 to 11.39	217	0.00 to 0.00	2.75	4.45 to 4.45
	2015		20	10.90 to 10.90	217	0.00 to 0.00	2.38	(5.91) to (5.91)
	2014		21	11.58 to 11.58	239	0.00 to 0.00	3.03	(4.61) to (4.61)
	2013		23	12.14 to 12.14	279	0.00 to 0.00	2.50	14.56 to 14.56
	2012		25	10.60 to 10.60	262	0.00 to 0.00	6.95	6.02 to 6.02

International Equity Index Trust B Series NAV	2016		135	44.68 to 44.68	6,025	0.00 to 0.00	2.68	4.43 to 4.43
	2015		143	42.78 to 42.78	6,099	0.00 to 0.00	2.85	(5.80) to (5.80)
	2014		84	45.42 to 45.42	3,809	0.00 to 0.00	2.94	(4.57) to (7.23)
	2013		98	47.59 to 47.59	4,652	0.00 to 0.00	2.52	14.54 to 14.54
	2012		102	41.55 to 41.55	4,222	0.00 to 0.00	1.30	17.76 to 15.48

International Growth Stock Trust Series I	2016		12	11.98 to 11.98	143	0.00 to 0.00	1.76	(1.31) to (1.31)
	2015		13	12.14 to 12.14	156	0.00 to 0.00	1.74	(2.27) to (2.27)
	2014		12	12.42 to 12.42	155	0.00 to 0.00	1.73	0.20 to 0.20
	2013		17	12.40 to 12.40	210	0.00 to 0.00	1.25	19.10 to 19.10
	2012		16	10.41 to 10.41	169	0.00 to 0.00	4.01	4.08 to 4.08

International Growth Stock Trust Series NAV	2016		62	12.01 to 12.01	746	0.00 to 0.00	2.05	(1.19) to (1.19)
	2015		41	12.16 to 12.16	493	0.00 to 0.00	1.82	(2.23) to (2.23)
	2014		37	12.43 to 12.43	463	0.00 to 0.00	1.72	0.19 to (2.81)
	2013		52	12.41 to 12.41	639	0.00 to 0.00	1.23	19.18 to 19.18
	2012		54	10.41 to 10.41	557	0.00 to 0.00	4.25	4.12 to 4.12

International Small Company Trust Series I	2016		5	15.83 to 15.83	82	0.00 to 0.00	1.86	4.90 to 4.90
	2015		2	15.09 to 15.09	35	0.00 to 0.00	1.78	6.54 to 6.54
	2014		3	14.17 to 14.17	38	0.00 to 0.00	1.19	(6.89) to (6.89)
	2013		3	15.22 to 15.22	50	0.00 to 0.00	1.89	26.34 to 26.34
	2012		3	12.04 to 12.04	42	0.00 to 0.00	1.26	19.20 to 19.20

International Small Company Trust Series NAV	2016		69	15.89 to 15.89	1,100	0.00 to 0.00	2.05	4.95 to 4.95
	2015		65	15.14 to 15.14	985	0.00 to 0.00	1.85	6.68 to 6.68
	2014		45	14.19 to 14.19	640	0.00 to 0.00	1.56	(6.85) to (10.48)
	2013		31	15.23 to 15.23	465	0.00 to 0.00	2.04	26.30 to 26.30
	2012		27	12.06 to 12.06	325	0.00 to 0.00	0.93	19.23 to 12.82

International Value Trust Series I	2016		13	24.78 to 24.78	318	0.00 to 0.00	2.67	12.24 to 12.24
	2015		10	22.08 to 22.08	215	0.00 to 0.00	1.72	(7.81) to (7.81)
	2014		11	23.95 to 23.95	253	0.00 to 0.00	2.73	(12.51) to (12.51)
	2013		12	27.37 to 27.37	331	0.00 to 0.00	0.79	26.15 to 26.15
	2012		48	21.70 to 21.70	1,038	0.00 to 0.00	2.76	19.38 to 19.38

International Value Trust Series NAV	2016		100	15.99 to 15.99	1,596	0.00 to 0.00	4.13	12.20 to 12.20
	2015		40	14.25 to 14.25	576	0.00 to 0.00	1.80	(7.72) to (7.72)
	2014		57	15.44 to 15.44	877	0.00 to 0.00	3.29	(12.47) to (14.40)
	2013		24	17.64 to 17.64	429	0.00 to 0.00	1.95	26.21 to 26.21
	2012		20	13.98 to 13.98	285	0.00 to 0.00	2.82	19.59 to 19.36

Investment Quality Bond Trust Series I	2016		13	23.86 to 23.86	307	0.00 to 0.00	2.39	4.29 to 4.29
	2015		10	22.88 to 22.88	236	0.00 to 0.00	1.86	(0.82) to (0.82)
	2014		12	23.06 to 23.06	286	0.00 to 0.00	3.24	5.47 to 5.47
	2013		10	21.87 to 21.87	222	0.00 to 0.00	3.90	(1.92) to (1.92)
	2012		10	22.29 to 22.29	218	0.00 to 0.00	1.92	7.59 to 7.59

Investment Quality Bond Trust Series NAV	2016		32	16.55 to 16.55	521	0.00 to 0.00	2.49	4.26 to 4.26
	2015		16	15.87 to 15.87	253	0.00 to 0.00	1.72	(0.68) to (0.68)
	2014		20	15.98 to 15.98	316	0.00 to 0.00	4.08	5.54 to 2.04
	2013		10	15.14 to 15.14	157	0.00 to 0.00	0.41	(1.88) to (1.88)
	2012		158	15.43 to 15.43	2,439	0.00 to 0.00	3.52	7.66 to 4.09

Lifestyle Aggressive MVP Series I	2016		23	19.61 to 19.61	454	0.00 to 0.00	1.76	1.95 to 1.95
	2015		22	19.23 to 19.23	421	0.00 to 0.00	1.38	(5.85) to (5.85)
	2014		32	20.43 to 20.43	654	0.00 to 0.00	2.92	1.40 to 1.40
	2013		30	20.14 to 20.14	607	0.00 to 0.00	2.58	26.72 to 26.72

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

7.	Unit Values — (continued)

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Lifestyle Aggressive MVP Series I	2012		28	$15.90 to $15.90	$452	0.00% to 0.00%	1.50%	16.61% to 16.61%

Lifestyle Aggressive MVP Series NAV	2016		700	17.93 to 17.93	12,546	0.00 to 0.00	1.77	1.89 to 1.89
	2015		673	17.59 to 17.59	11,834	0.00 to 0.00	2.23	(5.79) to (5.79)
	2014		578	18.67 to 18.67	10,794	0.00 to 0.00	3.04	1.54 to 0.53
	2013		532	18.39 to 18.39	9,781	0.00 to 0.00	2.74	26.77 to 26.77
	2012		569	14.51 to 14.51	8,248	0.00 to 0.00	1.68	16.67 to 9.51

Lifestyle Aggressive Trust PS Series NAV	2016		14	11.65 to 11.65	161	0.00 to 0.00	11.95	9.59 to 9.59
	2015		0	10.63 to 10.63	1	0.00 to 0.00	2.01	(1.51) to (1.51)
	2014		0	10.80 to 10.80	1	0.00 to 0.00	3.98	5.46 to 5.46

Lifestyle Balanced MVP Series I	2016		206	23.98 to 23.98	4,948	0.00 to 0.00	2.10	4.80 to 4.80
	2015		215	22.88 to 22.88	4,907	0.00 to 0.00	2.42	(2.25) to (2.25)
	2014		220	23.40 to 23.40	5,157	0.00 to 0.00	2.87	4.29 to 4.29
	2013		225	22.44 to 22.44	5,048	0.00 to 0.00	2.86	12.79 to 12.79
	2012		231	19.90 to 19.90	4,592	0.00 to 0.00	2.28	11.87 to 11.87

Lifestyle Balanced MVP Series NAV	2016		1,973	18.02 to 18.02	35,568	0.00 to 0.00	2.21	4.91 to 4.91
	2015		1,939	17.18 to 17.18	33,314	0.00 to 0.00	2.63	(2.20) to (2.20)
	2014		1,770	17.57 to 17.57	31,088	0.00 to 0.00	3.14	4.25 to 1.81
	2013		1,553	16.85 to 16.85	26,170	0.00 to 0.00	3.07	12.89 to 12.89
	2012		1,423	14.93 to 14.93	21,243	0.00 to 0.00	2.62	11.90 to 6.76

Lifestyle Balanced Trust PS Series NAV	2016		101	11.39 to 11.39	1,148	0.00 to 0.00	3.27	6.17 to 6.17
	2015		56	10.73 to 10.73	600	0.00 to 0.00	3.19	0.10 to 0.10
	2014		27	10.72 to 10.72	293	0.00 to 0.00	10.52	5.94 to 5.94

Lifestyle Conservative MVP Series I	2016		3	24.15 to 24.15	64	0.00 to 0.00	2.06	4.58 to 4.58
	2015		6	23.10 to 23.10	135	0.00 to 0.00	2.49	0.05 to 0.05
	2014		7	23.08 to 23.08	153	0.00 to 0.00	2.83	5.01 to 5.01
	2013		7	21.98 to 21.98	149	0.00 to 0.00	3.50	3.88 to 3.88
	2012		7	21.16 to 21.16	147	0.00 to 0.00	2.87	8.52 to 8.52

Lifestyle Conservative MVP Series NAV	2016		186	17.17 to 17.17	3,186	0.00 to 0.00	2.55	4.53 to 4.53
	2015		180	16.43 to 16.43	2,960	0.00 to 0.00	2.79	0.18 to 0.18
	2014		183	16.40 to 16.40	3,001	0.00 to 0.00	2.73	4.98 to 2.14
	2013		214	15.62 to 15.62	3,346	0.00 to 0.00	3.65	3.99 to 3.99
	2012		232	15.02 to 15.02	3,482	0.00 to 0.00	3.29	8.55 to 4.72

Lifestyle Conservative Trust PS Series NAV	2016		8	11.07 to 11.07	88	0.00 to 0.00	3.10	4.36 to 4.36
	2015		7	10.61 to 10.61	75	0.00 to 0.00	2.96	0.22 to 0.22
	2014		5	10.59 to 10.59	57	0.00 to 0.00	11.74	5.67 to 5.67

Lifestyle Growth MVP Series I	2016		94	21.56 to 21.56	2,018	0.00 to 0.00	1.77	3.34 to 3.34
	2015		101	20.87 to 20.87	2,116	0.00 to 0.00	2.16	(4.53) to (4.53)
	2014		104	21.86 to 21.86	2,279	0.00 to 0.00	2.76	2.16 to 2.16
	2013		106	21.40 to 21.40	2,272	0.00 to 0.00	2.54	19.34 to 19.34
	2012		106	17.93 to 17.93	1,897	0.00 to 0.00	1.87	13.87 to 13.87

Lifestyle Growth MVP Series NAV	2016		1,902	17.78 to 17.78	33,819	0.00 to 0.00	1.98	3.38 to 3.38
	2015		1,837	17.20 to 17.20	31,597	0.00 to 0.00	2.31	(4.55) to (4.55)
	2014		1,752	18.02 to 18.02	31,572	0.00 to 0.00	3.00	2.28 to 0.59
	2013		1,626	17.62 to 17.62	28,644	0.00 to 0.00	2.71	19.38 to 19.38
	2012		1,480	14.76 to 14.76	21,846	0.00 to 0.00	2.00	13.91 to 7.98

Lifestyle Growth Trust PS Series I	2016	(h)	0	10.20 to 10.20	1	0.00 to 0.00	9.22	1.99 to 1.99

Lifestyle Growth Trust PS Series NAV	2016		410	11.59 to 11.59	4,748	0.00 to 0.00	5.87	7.22 to 1.99
	2015		73	10.81 to 10.81	786	0.00 to 0.00	3.37	0.00 to 0.00
	2014		28	10.81 to 10.81	297	0.00 to 0.00	11.24	6.23 to 6.23

Lifestyle Moderate MVP Series I	2016		33	24.33 to 24.33	810	0.00 to 0.00	2.07	5.29 to 5.29
	2015		38	23.11 to 23.11	880	0.00 to 0.00	2.49	(0.91) to (0.91)
	2014		40	23.32 to 23.32	943	0.00 to 0.00	2.83	4.94 to 4.94
	2013		43	22.22 to 22.22	961	0.00 to 0.00	2.93	10.22 to 10.22
	2012		45	20.16 to 20.16	910	0.00 to 0.00	2.38	10.67 to 10.67

Lifestyle Moderate MVP Series NAV	2016		462	18.03 to 18.03	8,336	0.00 to 0.00	2.31	5.25 to 5.25
	2015		443	17.13 to 17.13	7,592	0.00 to 0.00	2.66	(0.86) to (0.86)
	2014		355	17.27 to 17.27	6,125	0.00 to 0.00	3.03	4.99 to 2.38
	2013		345	16.45 to 16.45	5,683	0.00 to 0.00	3.70	10.26 to 10.26
	2012		270	14.92 to 14.92	4,035	0.00 to 0.00	1.66	10.70 to 5.97

Lifestyle Moderate Trust PS Series NAV	2016		63	11.29 to 11.29	708	0.00 to 0.00	3.12	5.54 to 5.54
	2015		37	10.69 to 10.69	399	0.00 to 0.00	3.16	0.14 to 0.14
	2014		21	10.68 to 10.68	227	0.00 to 0.00	9.70	5.88 to 5.88

M Capital Appreciation (e)	2016		4	96.21 to 96.21	384	0.00 to 0.00	0.00	21.06 to 21.06
	2015		4	79.47 to 79.47	309	0.00 to 0.00	0.00	(6.58) to (6.58)
	2014		2	85.07 to 85.07	169	0.00 to 0.00	0.00	12.42 to 9.01
	2013		1	75.67 to 75.67	55	0.00 to 0.00	0.00	39.20 to 39.20
	2012		0	54.36 to 54.36	5	0.00 to 0.00	0.39	17.43 to 8.43

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

M International Equity (e)	2016	16	$31.73 to $31.73	$515	0.00% to 0.00%	1.39%	(0.05)% to (0.05)%
	2015	13	31.74 to 31.74	415	0.00 to 0.00	2.01	(3.94) to (3.94)
	2014	8	33.05 to 33.05	253	0.00 to 0.00	3.55	(7.06) to (10.07)
	2013	3	35.56 to 35.56	111	0.00 to 0.00	3.81	16.32 to 16.32
	2012	1	30.57 to 30.57	39	0.00 to 0.00	2.44	20.68 to 14.03

M Large Cap Growth(e)	2016	14	52.82 to 52.82	717	0.00 to 0.00	0.00	(2.32) to (2.32)
	2015	10	54.08 to 54.08	555	0.00 to 0.00	0.03	7.70 to 7.70
	2014	6	50.21 to 50.21	306	0.00 to 0.00	0.06	12.53 to 10.21
	2013	3	45.56 to 45.56	136	0.00 to 0.00	0.61	36.15 to 36.15
	2012	2	33.46 to 33.46	56	0.00 to 0.00	0.05	19.31 to 7.49

M Large Cap Value(e)	2016	23	25.98 to 25.98	598	0.00 to 0.00	1.78	9.64 to 9.64
	2015	27	23.69 to 23.69	628	0.00 to 0.00	1.63	(0.66) to (0.66)
	2014	14	23.85 to 23.85	323	0.00 to 0.00	2.01	9.68 to 5.84
	2013	4	21.75 to 21.75	85	0.00 to 0.00	3.52	34.22 to 34.22
	2012	1	16.20 to 16.20	21	0.00 to 0.00	0.88	17.29 to 10.97

Mid Cap Index Trust Series I	2016	8	49.24 to 49.24	370	0.00 to 0.00	1.26	20.11 to 20.11
	2015	7	40.99 to 40.99	289	0.00 to 0.00	1.08	(2.60) to (2.60)
	2014	7	42.08 to 42.08	299	0.00 to 0.00	0.96	9.35 to 9.35
	2013	9	38.49 to 38.49	334	0.00 to 0.00	1.08	33.03 to 33.03
	2012	8	28.93 to 28.93	243	0.00 to 0.00	1.47	17.48 to 17.48

Mid Cap Index Trust Series NAV	2016	99	32.32 to 32.32	3,184	0.00 to 0.00	1.22	20.17 to 20.17
	2015	118	26.89 to 26.89	3,174	0.00 to 0.00	1.08	(2.54) to (2.54)
	2014	128	27.60 to 27.60	3,524	0.00 to 0.00	1.00	9.40 to 6.47
	2013	145	25.23 to 25.23	3,653	0.00 to 0.00	1.18	33.09 to 33.09
	2012	139	18.95 to 18.95	2,630	0.00 to 0.00	1.69	17.54 to 8.00

Mid Cap Stock Trust Series I	2016	8	35.09 to 35.09	287	0.00 to 0.00	0.00	0.59 to 0.59
	2015	10	34.88 to 34.88	347	0.00 to 0.00	0.00	3.00 to 3.00
	2014	13	33.87 to 33.87	437	0.00 to 0.00	0.11	8.02 to 8.02
	2013	13	31.35 to 31.35	392	0.00 to 0.00	0.04	36.82 to 36.82
	2012	13	22.92 to 22.92	296	0.00 to 0.00	0.00	22.21 to 22.21

Mid Cap Stock Trust Series NAV	2016	16	76.41 to 76.41	1,249	0.00 to 0.00	0.00	0.58 to 0.58
	2015	16	75.96 to 75.96	1,206	0.00 to 0.00	0.00	3.04 to 3.04
	2014	14	73.72 to 73.72	1,049	0.00 to 0.00	0.15	9.25 to 8.11
	2013	13	68.19 to 68.19	912	0.00 to 0.00	0.07	36.84 to 36.84
	2012	18	49.83 to 49.83	887	0.00 to 0.00	0.00	22.34 to 8.31

Mid Value Trust Series I	2016	8	31.12 to 31.12	264	0.00 to 0.00	1.09	24.02 to 24.02
	2015	9	25.09 to 25.09	219	0.00 to 0.00	1.12	(3.43) to (3.43)
	2014	10	25.98 to 25.98	248	0.00 to 0.00	0.74	10.60 to 10.60
	2013	10	23.49 to 23.49	227	0.00 to 0.00	1.06	31.39 to 31.39
	2012	11	17.88 to 17.88	204	0.00 to 0.00	0.82	19.53 to 19.53

Mid Value Trust Series NAV	2016	19	47.84 to 47.84	885	0.00 to 0.00	1.26	24.09 to 24.09
	2015	17	38.55 to 38.55	649	0.00 to 0.00	1.20	(3.41) to (3.41)
	2014	16	39.91 to 39.91	651	0.00 to 0.00	0.68	10.70 to 4.90
	2013	26	36.05 to 36.05	949	0.00 to 0.00	1.10	31.47 to 31.47
	2012	44	27.42 to 27.42	1,196	0.00 to 0.00	1.00	19.54 to 12.75

Money Market Trust B Series NAV	2016 (q)	0	17.38 to 17.38	0	0.00 to 0.00	0.13	0.05 to 0.05
	2015	299	17.37 to 17.37	5,198	0.00 to 0.00	0.00	0.00 to 0.00
	2014	279	17.37 to 17.37	4,846	0.00 to 0.00	0.00	0.00 to 0.00
	2013	376	17.37 to 17.37	6,537	0.00 to 0.00	0.01	0.01 to 0.01
	2012	438	17.37 to 17.37	7,610	0.00 to 0.00	0.04	0.03 to 0.03

Money Market Trust Series I	2016	165	13.46 to 13.46	2,218	0.00 to 0.00	0.07	0.04 to 0.04
	2015	170	13.46 to 13.46	2,285	0.00 to 0.00	0.00	0.00 to 0.00
	2014	202	13.46 to 13.46	2,725	0.00 to 0.00	0.00	0.00 to 0.00
	2013	203	13.46 to 13.46	2,731	0.00 to 0.00	0.00	0.01 to 0.01
	2012	74	13.46 to 13.46	1,002	0.00 to 0.00	0.00	0.01 to 0.01

Money-Market Trust Series NAV	2016 (e)	488	10.00 to 10.00	4,882	0.00 to 0.00	0.15	0.05 to 0.05
PIMCO All Asset(e)	2016	95	22.84 to 16.18	1,534	0.00 to 0.00	2.15	12.59 to 12.59
	2015	149	20.28 to 14.37	2,146	0.00 to 0.00	2.17	(9.31) to (9.32)
	2014	314	22.37 to 15.84	4,983	0.00 to 0.00	4.91	0.24 to (3.88)
	2013	309	22.31 to 15.81	4,889	0.00 to 0.00	4.24	(0.10) to (0.10)
	2012	313	22.34 to 15.82	4,968	0.00 to 0.00	6.73	14.65 to 9.24

Real Estate Securities Trust Series I	2016	13	55.06 to 55.06	714	0.00 to 0.00	3.72	6.92 to 6.92
	2015	13	51.50 to 51.50	695	0.00 to 0.00	1.89	2.67 to 2.67
	2014	14	50.16 to 50.16	686	0.00 to 0.00	1.67	31.73 to 31.73
	2013	13	38.08 to 38.08	506	0.00 to 0.00	1.98	(0.10) to (0.10)
	2012	13	38.12 to 38.12	480	0.00 to 0.00	1.77	17.26 to 17.26

Real Estate Securities Trust Series NAV	2016	15	152.74 to 152.74	2,363	0.00 to 0.00	3.46	6.96 to 6.96
	2015	16	142.80 to 142.80	2,280	0.00 to 0.00	1.62	2.80 to 2.80
	2014	23	138.91 to 138.91	3,229	0.00 to 0.00	1.60	31.75 to 13.03
	2013	28	105.43 to 105.43	2,959	0.00 to 0.00	1.97	(0.05) to (0.05)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Real Estate Securities Trust Series NAV	2012	31	$105.48 to $105.48	$3,238	0.00% to 0.00%	1.96%	17.33% to 4.78%

Real Return Bond Trust Series I	2016 (k)	0	21.85 to 21.85	0	0.00 to 0.00	0.00	3.91 to 3.91
	2015	3	21.03 to 21.03	53	0.00 to 0.00	4.58	(2.95) to (2.95)
	2014	2	21.67 to 21.67	36	0.00 to 0.00	2.97	4.76 to 4.76
	2013	2	20.69 to 20.69	35	0.00 to 0.00	2.56	(9.28) to (9.28)
	2012	2	22.80 to 22.80	41	0.00 to 0.00	1.76	8.86 to 8.86

Real Return Bond Trust Series NAV	2016 (l)	0	15.07 to 15.07	0	0.00 to 0.00	0.00	3.92 to 3.92
	2015	69	14.50 to 14.50	996	0.00 to 0.00	6.61	(2.94) to (2.94)
	2014	50	14.94 to 14.94	740	0.00 to 0.00	3.00	4.88 to 0.73
	2013	64	14.24 to 14.24	910	0.00 to 0.00	2.70	(9.25) to (9.25)
	2012	80	15.69 to 15.69	1,252	0.00 to 0.00	1.81	8.86 to 4.13

Science & Technology Trust Series I	2016	14	18.62 to 18.62	263	0.00 to 0.00	0.00	8.38 to 8.38
	2015	16	17.18 to 17.18	272	0.00 to 0.00	0.00	6.69 to 6.69
	2014	14	16.10 to 16.10	224	0.00 to 0.00	0.00	12.89 to 12.89
	2013	16	14.26 to 14.26	228	0.00 to 0.00	0.00	43.52 to 43.52
	2012	18	9.94 to 9.94	175	0.00 to 0.00	0.00	10.45 to 10.45

Science & Technology Trust Series NAV	2016	40	31.10 to 31.10	1,238	0.00 to 0.00	0.00	8.41 to 8.41
	2015	31	28.68 to 28.68	877	0.00 to 0.00	0.00	6.78 to 6.78
	2014	24	26.86 to 26.86	639	0.00 to 0.00	0.00	14.24 to 12.95
	2013	29	23.78 to 23.78	688	0.00 to 0.00	0.00	43.55 to 43.55
	2012	29	16.57 to 16.57	478	0.00 to 0.00	0.00	10.54 to 1.76

Short Term Government Income Trust Series I	2016	35	10.75 to 10.75	373	0.00 to 0.00	1.72	0.57 to 0.57
	2015	28	10.69 to 10.69	299	0.00 to 0.00	1.75	0.65 to 0.65
	2014	32	10.62 to 10.62	339	0.00 to 0.00	1.97	1.15 to 1.15
	2013	38	10.50 to 10.50	399	0.00 to 0.00	2.07	(0.86) to (0.86)
	2012	36	10.59 to 10.59	386	0.00 to 0.00	1.65	1.21 to 1.21

Short Term Government Income Trust Series NAV	2016	48	10.79 to 10.79	515	0.00 to 0.00	1.44	0.63 to 0.63
	2015	51	10.72 to 10.72	549	0.00 to 0.00	1.76	0.69 to 0.69
	2014	49	10.65 to 10.65	521	0.00 to 0.00	2.17	1.19 to 0.39
	2013	41	10.52 to 10.52	431	0.00 to 0.00	1.97	(0.74) to (0.74)
	2012	47	10.60 to 10.60	499	0.00 to 0.00	1.71	1.18 to 0.55

Small Cap Growth Trust Series I	2016	1	25.77 to 25.77	18	0.00 to 0.00	0.00	2.29 to 2.29
	2015	3	25.19 to 25.19	85	0.00 to 0.00	0.00	(8.85) to (8.85)
	2014	3	27.64 to 27.64	95	0.00 to 0.00	0.00	7.57 to 7.57
	2013	1	25.69 to 25.69	29	0.00 to 0.00	0.00	44.08 to 44.08
	2012	1	17.83 to 17.83	15	0.00 to 0.00	0.00	16.47 to 16.47

Small Cap Growth Trust Series NAV	2016	32	30.58 to 30.58	968	0.00 to 0.00	0.00	2.27 to 2.27
	2015	37	29.90 to 29.90	1,102	0.00 to 0.00	0.00	(8.78) to (8.78)
	2014	17	32.78 to 32.78	573	0.00 to 0.00	0.00	11.05 to 7.60
	2013	16	30.46 to 30.46	481	0.00 to 0.00	0.00	44.22 to 44.22
	2012	12	21.12 to 21.12	261	0.00 to 0.00	0.00	16.53 to 4.70

Small Cap Index Trust Series I	2016	4	37.55 to 37.55	151	0.00 to 0.00	1.23	20.98 to 20.98
	2015	4	31.04 to 31.04	115	0.00 to 0.00	0.96	(4.58) to (4.58)
	2014	5	32.52 to 32.52	159	0.00 to 0.00	0.94	4.59 to 4.59
	2013	5	31.10 to 31.10	154	0.00 to 0.00	1.47	38.61 to 38.61
	2012	5	22.43 to 22.43	115	0.00 to 0.00	2.02	16.09 to 16.09

Small Cap Index Trust Series NAV	2016	80	29.98 to 29.98	2,384	0.00 to 0.00	1.16	21.02 to 21.02
	2015	102	24.77 to 24.77	2,528	0.00 to 0.00	1.07	(4.59) to (4.59)
	2014	100	25.96 to 25.96	2,591	0.00 to 0.00	0.90	7.14 to 4.71
	2013	117	24.79 to 24.79	2,912	0.00 to 0.00	1.55	38.75 to 38.75
	2012	134	17.87 to 17.87	2,391	0.00 to 0.00	2.96	16.06 to 10.12

Small Cap Opportunities Trust Series I	2016	3	44.71 to 44.71	126	0.00 to 0.00	0.45	19.47 to 19.47
	2015	3	37.42 to 37.42	113	0.00 to 0.00	0.09	(5.17) to (5.17)
	2014	2	39.46 to 39.46	84	0.00 to 0.00	0.05	2.39 to 2.39
	2013	3	38.54 to 38.54	127	0.00 to 0.00	0.63	40.16 to 40.16
	2012	4	27.50 to 27.50	107	0.00 to 0.00	0.00	16.84 to 16.84

Small Cap Opportunities Trust Series NAV	2016	34	22.03 to 22.03	759	0.00 to 0.00	0.60	19.51 to 19.51
	2015	68	18.44 to 18.44	1,247	0.00 to 0.00	0.12	(5.12) to (5.12)
	2014	58	19.43 to 19.43	1,120	0.00 to 0.00	0.08	3.44 to 2.42
	2013	53	18.97 to 18.97	1,010	0.00 to 0.00	0.51	40.28 to 40.28
	2012	7	13.52 to 13.52	90	0.00 to 0.00	0.00	16.88 to 10.99

Small Cap Value Trust Series I	2016	3	29.76 to 29.76	96	0.00 to 0.00	0.66	22.67 to 22.67
	2015	2	24.26 to 24.26	56	0.00 to 0.00	0.64	(1.36) to (1.36)
	2014	0	24.60 to 24.60	10	0.00 to 0.00	0.71	7.18 to 7.18
	2013	3	22.95 to 22.95	63	0.00 to 0.00	0.62	33.31 to 33.31
	2012	2	17.21 to 17.21	40	0.00 to 0.00	0.81	15.70 to 15.70

Small Cap Value Trust Series NAV	2016	17	83.77 to 83.77	1,425	0.00 to 0.00	0.79	22.68 to 22.68
	2015	16	68.28 to 68.28	1,098	0.00 to 0.00	0.56	(1.31) to (1.31)
	2014	14	69.19 to 69.19	958	0.00 to 0.00	0.78	7.99 to 7.25
	2013	11	64.51 to 64.51	741	0.00 to 0.00	0.66	33.33 to 33.33

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Small Cap Value Trust Series NAV	2012	9	$48.39 to $48.39	$415	0.00% to 0.00%	1.00%	15.78% to 10.07%

Small Company Value Trust Series I	2016	4	49.89 to 49.89	199	0.00 to 0.00	0.76	32.32 to 32.32
	2015	5	37.71 to 37.71	173	0.00 to 0.00	1.26	(5.60) to (5.60)
	2014	7	39.94 to 39.94	268	0.00 to 0.00	0.03	0.11 to 0.11
	2013	9	39.90 to 39.90	348	0.00 to 0.00	1.71	31.61 to 31.61
	2012	10	30.32 to 30.32	292	0.00 to 0.00	0.26	16.30 to 16.30

Small Company Value Trust Series NAV	2016	49	28.53 to 28.53	1,391	0.00 to 0.00	0.86	32.33 to 32.33
	2015	48	21.56 to 21.56	1,037	0.00 to 0.00	1.85	(5.51) to (5.51)
	2014	22	22.81 to 22.81	505	0.00 to 0.00	0.05	0.30 to 0.14
	2013	37	22.78 to 22.78	837	0.00 to 0.00	1.78	31.68 to 31.68
	2012	35	17.30 to 17.30	613	0.00 to 0.00	0.18	16.41 to 11.42

Strategic Income Opportunities Trust Series I	2016	5	27.48 to 27.48	144	0.00 to 0.00	2.24	5.12 to 5.12
	2015	8	26.14 to 26.14	210	0.00 to 0.00	2.26	1.22 to 1.22
	2014	11	25.83 to 25.83	295	0.00 to 0.00	4.12	5.06 to 5.06
	2013	12	24.58 to 24.58	283	0.00 to 0.00	5.48	3.82 to 3.82
	2012	13	23.68 to 23.68	312	0.00 to 0.00	6.85	12.86 to 12.86

Strategic Income Opportunities Trust Series NAV	2016	86	20.40 to 20.40	1,752	0.00 to 0.00	2.54	5.19 to 5.19
	2015	130	19.39 to 19.39	2,527	0.00 to 0.00	1.35	1.27 to 1.27
	2014	217	19.15 to 19.15	4,149	0.00 to 0.00	4.44	5.13 to 1.57
	2013	237	18.22 to 18.22	4,311	0.00 to 0.00	5.95	3.81 to 3.81
	2012	177	17.55 to 17.55	3,108	0.00 to 0.00	9.07	12.94 to 7.30

Total Bond Market Trust B Series NAV	2016	30	24.27 to 24.27	717	0.00 to 0.00	2.80	2.45 to 2.45
	2015	26	23.69 to 23.69	623	0.00 to 0.00	3.85	0.30 to 0.30
	2014	19	23.62 to 23.62	446	0.00 to 0.00	2.66	6.06 to 2.90
	2013	16	22.27 to 22.27	355	0.00 to 0.00	3.15	(2.44) to (2.44)
	2012	51	22.83 to 22.83	1,155	0.00 to 0.00	1.09	4.08 to 2.03

Total Return Trust Series I	2015	0	30.63 to 30.63	0	0.00 to 0.00	39.24	2.04 to 2.04
	2014	23	30.02 to 30.02	691	0.00 to 0.00	3.32	4.74 to 4.74
	2013	23	28.66 to 28.66	653	0.00 to 0.00	3.08	(2.03) to (2.03)
	2012	25	29.26 to 29.26	736	0.00 to 0.00	1.97	8.49 to 8.49

Total Return Trust Series NAV	2015	0	18.34 to 18.34	0	0.00 to 0.00	34.74	1.71 to 1.71
	2014	96	18.03 to 18.03	1,737	0.00 to 0.00	3.32	4.72 to 2.38
	2013	117	17.22 to 17.22	2,010	0.00 to 0.00	3.59	(1.98) to (1.98)
	2012	125	17.57 to 17.57	2,202	0.00 to 0.00	2.12	8.57 to 4.25

Total Stock Market Index Trust Series I	2016	6	26.73 to 26.73	154	0.00 to 0.00	1.53	12.38 to 12.38
	2015	5	23.79 to 23.79	117	0.00 to 0.00	1.20	(0.64) to (0.64)
	2014	8	23.94 to 23.94	187	0.00 to 0.00	1.19	11.47 to 11.47
	2013	8	21.48 to 21.48	175	0.00 to 0.00	1.43	33.39 to 33.39
	2012	9	16.10 to 16.10	138	0.00 to 0.00	1.46	15.50 to 15.50

Total Stock Market Index Trust Series NAV	2016	40	89.11 to 89.11	3,541	0.00 to 0.00	1.58	12.38 to 12.38
	2015	35	79.30 to 79.30	2,747	0.00 to 0.00	1.46	(0.53) to (0.53)
	2014	16	79.72 to 79.72	1,275	0.00 to 0.00	1.28	11.46 to 8.79
	2013	15	71.52 to 71.52	1,074	0.00 to 0.00	1.80	33.45 to 33.45
	2012	10	53.59 to 53.59	558	0.00 to 0.00	1.77	15.56 to 7.92

U.S. Equity Trust Series I	2016 (i)	0	15.49 to 15.49	0	0.00 to 0.00	6.95	5.29 to 5.29
	2015	1	14.71 to 14.71	21	0.00 to 0.00	1.50	0.53 to 0.53
	2014	5	14.63 to 14.63	72	0.00 to 0.00	1.44	11.03 to 11.03
	2013	5	13.18 to 13.18	69	0.00 to 0.00	1.68	28.22 to 28.22
	2012	7	10.28 to 10.28	77	0.00 to 0.00	2.13	2.77 to 2.77

U.S. Equity Trust Series NAV	2016 (j)	0	15.52 to 15.52	0	0.00 to 0.00	7.49	5.36 to 5.36
	2015	47	14.73 to 14.73	697	0.00 to 0.00	2.02	0.52 to 0.52
	2014	47	14.66 to 14.66	696	0.00 to 0.00	1.37	11.07 to 7.43
	2013	63	13.20 to 13.20	831	0.00 to 0.00	1.74	28.36 to 28.36
	2012	63	10.28 to 10.28	645	0.00 to 0.00	2.42	6.03 to 2.81

Ultra Short Term Bond Trust Series I	2016 (h)	2	10.10 to 10.10	24	0.00 to 0.00	1.92	0.52 to 0.52

Ultra Short Term Bond Trust Series NAV	2016	28	10.14 to 10.14	288	0.00 to 0.00	1.37	0.67 to 0.67
	2015	10	10.07 to 10.07	103	0.00 to 0.00	1.37	0.01 to 0.01
	2014	12	10.07 to 10.07	119	0.00 to 0.00	1.43	0.03 to (0.14)
	2013	14	10.07 to 10.07	142	0.00 to 0.00	1.67	(0.02) to (0.02)
	2012	6	10.07 to 10.07	65	0.00 to 0.00	1.88	0.66 to 0.17

Utilities Trust Series I	2016	3	35.43 to 35.43	110	0.00 to 0.00	5.37	11.35 to 11.35
	2015	3	31.82 to 31.82	97	0.00 to 0.00	3.29	(14.76) to (14.76)
	2014	3	37.33 to 37.33	95	0.00 to 0.00	3.34	12.59 to 12.59
	2013	2	33.15 to 33.15	71	0.00 to 0.00	1.95	20.57 to 20.57
	2012	3	27.50 to 27.50	95	0.00 to 0.00	3.70	13.66 to 13.66

Utilities Trust Series NAV	2016	34	28.37 to 28.37	959	0.00 to 0.00	4.60	11.43 to 11.43
	2015	36	25.46 to 25.46	921	0.00 to 0.00	4.56	(14.79) to (14.79)
	2014	31	29.88 to 29.88	923	0.00 to 0.00	3.10	12.72 to 2.31
	2013	31	26.50 to 26.50	829	0.00 to 0.00	2.23	20.65 to 20.65

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Utilities Trust Series NAV	2012	29	$21.97 to $21.97	$628	0.00% to 0.00%	2.76%	13.63% to 10.75%

Value Trust Series I	2016	5	41.88 to 41.88	193	0.00 to 0.00	0.76	15.76 to 15.76
	2015	6	36.18 to 36.18	218	0.00 to 0.00	0.52	(8.89) to (8.89)
	2014	8	39.71 to 39.71	313	0.00 to 0.00	0.48	9.82 to 9.82
	2013	9	36.16 to 36.16	323	0.00 to 0.00	0.84	35.39 to 35.39
	2012	10	26.70 to 26.70	275	0.00 to 0.00	0.85	17.42 to 17.42

Value Trust Series NAV	2016	31	28.66 to 28.66	888	0.00 to 0.00	0.81	15.79 to 15.79
	2015	32	24.75 to 24.75	792	0.00 to 0.00	0.66	(8.86) to (8.86)
	2014	23	27.16 to 27.16	613	0.00 to 0.00	0.54	9.88 to 7.60
	2013	25	24.72 to 24.72	608	0.00 to 0.00	0.98	35.44 to 35.44
	2012	19	18.25 to 18.25	353	0.00 to 0.00	1.07	17.50 to 6.68

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

7.	Unit Values — (continued)

(a)

As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, STA, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c)

These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d)

These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of un its. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(e)	Reflects the period from commencement of operations on April 29, 2016 through December 31, 2016.

(f)	Renamed on May 2, 2016. Previously known as Equity-Income Trust Series I.

(g)	Renamed on May 2, 2016. Previously known as Equity-Income Trust Series NAV.

(h)	Sub-account available in prior year but no activity.

(i)

Terminated as an investment option and funds transferred to 500 Index Fund B Series I on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(j)

Terminated as an investment option and funds transferred to 500 Index Fund B Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(k)

Terminated as an investment option and funds transferred to Bond Trust Series I on April 29, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(l)

Terminated as an investment option and funds transferred to Bond Trust Series NAV on April 29, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(m)

Terminated as an investment option and funds transferred to International Value Trust Series I on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(n)

Terminated as an investment option and funds transferred to International Value Trust Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(o)

Terminated as an investment option and funds transferred to Lifestyle Growth Trust PS Series I on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(p)

Terminated as an investment option and funds transferred to Lifestyle Growth Trust PS Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(q)

Terminated as an investment option and funds transferred to Money-Market Trust Series NAV on April 29, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

8.	Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable life contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9.	Contract Charges

The Company deducts certain charges from gross premiums before placing the remaining net premiums in the sub-account. In the event of a surrender by the contract holder, surrender charges may be levied by the Company against the contract value at the time of termination to cover sales and administrative expenses associated with underwriting and issuing the Contract. Additionally, each month a deduction consisting of an administrative charge, a charge for cost of insurance, and charges for supplementary benefits is deducted from the contract value. Contract charges are paid through the redemption of sub-accounts and are reflected as terminations.

PART C
OTHER INFORMATION
Item 26. Exhibits
The following exhibits are filed as part of this Registration Statement:
(a) Resolution of Board of Directors establishing Separate Account B is incorporated by reference to post-effective amendment number 1, file number 333-157213, filed with the Commission in April 2010.
(b) Not applicable.
(c) (1) Underwriting and Distribution Agreement between John Hancock Life Insurance Company of New York and John Hancock Distributors LLC dated December 1, 2009, incorporated by reference to pre-effective amendment number 1 file number 333-157213, filed with the Commission in April 2010.
(2)(a) Specimen General Agent and Broker-Dealer Selling Agreement by and among John Hancock Life Insurance Company (U.S.A.) and John Hancock Distributors LLC effective August, 2009, incorporated by reference to pre-effective amendment number 2, file number 333-157212, filed with the Commission on April 26, 2011.
(b) List of third party broker-dealer firms included as Attachment A, incorporated by reference to post-effective amendment number 10, file number 333-179571, filed with the Commission in April, 2017.
(d)(1) Form of Specimen Flexible Premium Variable Life Insurance policy, incorporated by reference to pre-effective amendment number 1, file number 333-194819, filed with the Commission on July 16, 2015.
(2) Specimen Overloan Protection Rider, incorporated by reference to pre-effective amendment number 1, file number 333-194819, filed with the Commission on July 16, 2015.
(3) Specimen Accelerated Benefit Rider, incorporated by reference to pre-effective amendment number 1, file number 333-194819, filed with the Commission on July 16, 2015.
(e) Specimen policy application, incorporated by reference to pre-effective amendment number 1, file number 333-194819, filed with the Commission on July 16, 2015.
(f) (1) Declaration of Intention and Charter of First North American Life Assurance Company dated January 30, 1992, incorporated by reference to post-effective amendment number 7, file number 33-46217, filed with the Commission on February 25, 1998.
(a) Certificate of Amendment of the Declaration of Intention and Charter of First North American Life Assurance Company dated March 6, 1992, incorporated by reference to post-effective amendment number 7, file number 33-46217, filed with the Commission on February 25, 1998.
(b) Certificate of Amendment of the Declaration of Intention and Charter of the The Manufacturers Life Insurance Company of New York dated October 1, 1997, incorporated by reference to post-effective amendment number 7, file number 33-46217, filed with the Commission on February 25, 1998.
(c) Certificate of Amendment of the Declaration of Intention and Charter of The Manufacturers Life Insurance Company of New York dated January 1, 2005, incorporated by reference to pre-effective amendment number 1, file number 333-127543, filed with the Commission on November 16, 2005.
(d) Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated July 26, 2006, incorporated by reference to post-effective amendment number 1, file number 333-131134, filed with the Commission in April, 2007.
(e) Certificate of Amendment of the Declaration of Intention and Charter approved on August 20, 1997, incorporated by reference to post-effective amendment number 2, file number 333-157213, filed with the Commission in April 2011.
(f) Certificate of Amendment of the Declaration of Intention and Charter approved on August 28, 2002, incorporated by reference to post-effective amendment number 2, file number 333-157213, filed with the Commission in April 2011.
(g) Certificate of Amendment of the Declaration of Intention and Charter approved on November 20, 2009, incorporated by reference to post-effective amendment number 2, file number 333-157213, filed with the Commission in April 2011.
(2) By-laws of the John Hancock Life Insurance Company of New York (formerly, The Manufacturers Life Insurance Company of New York), incorporated by reference to Exhibit (6)(B) to post-effective amendment No. 7 file number 33-46217 filed with the Commission on February 25, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate Account A.

(a) Amendment to the By-Laws and Charter of John Hancock Life Insurance Company of New York dated November 17, 2005, incorporated by reference to post-effective amendment number 1 file number 333-131134 filed with the Commission in April, 2007.
(b) Amended and Restated By-Laws of John Hancock Life Insurance Company of New York dated December 14, 2010, incorporated by reference to post-effective amendment number 2, file number 333-157213, filed with the Commission in April 2011.
(g) (1) Specimen Reinsurance Agreement, incorporated by reference to pre-effective amendment number 1, file number 333-194819, filed with the Commission on July 16, 2015.
(h) (1) Participation Agreement among The Manufacturers Life Insurance Company (U.S.A.), The Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC dated April 30, 2004, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(2) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and John Hancock Trust dated April 20, 2005, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(3) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and M Financial Investment Advisers, Inc. dated November 13, 2009, incorporated by reference to file number 333-164150, filed with the Commission on January 4, 2010.
(4) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(5) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(i) (1) Administrative Services Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) and John Hancock Life Insurance Company of New York (formerly, The Manufacturers Life Insurance Company of New York) dated January 1, 2001, incorporated by reference to post-effective amendment number 1, file number 333-131134, filed with the Commission in April, 2007.
(a) Amendment No. 1 to Administrative Services Agreement between John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York effective May 1, 2005, incorporated by reference to post-effective amendment number 1, file number 333-131134, filed with the Commission in April, 2007.
(2) Investment Services Agreement between John Hancock Life Insurance Company of New York (formerly, The Manufacturers Life Insurance Company of New York) and The Manufacturers Life Insurance Company dated October 1, 1997, incorporated by reference to post-effective amendment number 1, file number 333-131134, filed with the Commission in April, 2007.
(a) Amendment No. 1 to Investment Services Agreement between John Hancock Life Insurance Company of New York (formerly, The Manufacturers Life Insurance Company of New York) and The Manufacturers Life Insurance Company dated August 31, 2000, incorporated by reference to post-effective amendment number 1, file number 333-131134, filed with the Commission in April, 2007.
(j) Not Applicable.
(k) Opinion and consent of counsel for John Hancock Life Insurance Company of New York, incorporated by reference to pre-effective amendment number 1, file number 333-194819, filed with the Commission on July 16, 2015.
(l) Not Applicable.
(m) Not Applicable.
(n) Consent of Independent Registered Public Accounting Firm, filed herewith.
(n)(1) Opinion of Counsel as to the eligibility of this post-effective amendment to be filed pursuant to Rule 485(b), filed herewith.
(o) Not Applicable.

(p) Not Applicable.
(q) Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies, incorporated by reference to pre-effective amendment number 1, file number, 333-33504 filed with the Commission on May 3, 2001.
(i) Powers of Attorney for Craig Bromley, Thomas Borshoff, Paul M. Connolly, Michael Doughty, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Rex Schlaybaugh, Jr., and John Vrysen, incorporated by reference to post-effective amendment number 1, file number 333-179570, filed with the Commission on April 24, 2013. Power of Attorney for Linda A. Davis Watters, incorporated by reference to post-effective amendment number 10, file number 333-179570, filed with the Commission in April, 2017.
Item 27. Directors and Officers of the Depositor
OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY of NEW YORK
Name and Principal Business Address	Position with Depositor
Craig Bromley 601 Congress Street Boston, MA 02210	Director, Chairman and President
Thomas Borshoff 536 Stone Road Pittsford, NY 14534	Director
Paul M. Connolly 75 Indian Spring Road Milton, MA 02186	Director
Michael Doughty 197 Clarendon Street Boston, MA 02116	Director, Executive Vice President
Ruth Ann Fleming 205 Highland Avenue Short Hills, NJ 07078	Director
James D. Gallagher 601 Congress Street Boston, MA 02210	Director, Executive Vice President, and General Counsel
Scott S. Hartz 197 Clarendon Street Boston, MA 02116	Director, Executive Vice President and Chief Investment Officer – US Investments
Rex Schlaybaugh, Jr. 400 Renaissance Center Detroit, MI 48243	Director
John G. Vrysen 601 Congress Street Boston, MA 02210	Director
Linda A. Davis Waters 601 Congress Street Boston, MA 02210	Director, Vice President
Executive Vice Presidents
Andrew G. Arnott*
Peter Gordon*
Timothy W. Ramza*
Halina K. von dem Hagen***	and Treasurer
Senior Vice Presidents
John C.S. Anderson**
Kevin J. Cloherty*
Steven F. Dorval*
Barbara Goose*	and Chief Marketing Officer
Gregory Mack*
William McPadden**

Name and Principal Business Address	Position with Depositor
James O’Brien†††
Sebastian Pariath*	and Head of Operations and Chief Information Officer
Alan R. Seghezzi**
Martin Sheerin*	and Chief Financial Officer
Anthony Teta**
Brooks Tingle**
Leo Zerilli*
Vice Presidents
Emanuel Alves*	Counsel and Corporate Secretary
Roy V. Anderson*
Abigail M. Armstrong**
Kevin Askew*****
William D. Bertrand**
Ann E. Birle*****
Stephen J. Blewitt**
Robert Boyda**
Daniel C. Budde**
Rick A. Carlson*
Bob Carroll**
Brian Collins*
John J. Danello*
Brent Dennis**
Robert Donahue****
Steven F. Dorval*
Melvyn D’Souza***	Vice President, Treasury
Paul Gallagher*
Ann Gencarella**	And Derivatives Supervisory Officer
Richard Harris***	and Appointed Actuary
Ellie Harrison*	US Human Resources
John Hatch*
Eugene Xavier Hodge, Jr.*
James C. Hoodlet**
Mitchell Karman*	and Chief Compliance Officer & Counsel
Frank Knox*	and Chief Compliance Officer – Retail Funds/Separate Accounts
Hung Ko***	Vice President, Treasury
Scott Lively*
Cheryl Mallett****
Nathaniel I. Margolis**
John B. Maynard*
Karen McCafferty*
Scott A. McFetridge**
Maureen Milet**	and Chief Compliance Officer – Investments
Scott Morin*
Jeffrey H. Nataupsky*
Scott Navin**
Jacques Ouimet**
Jeffrey Packard**
Gary M. Pelletier**
E. David Pemstein
Charlie Philbrook*	and Chief Risk Officer
Tracey Polsgrove*
Jill Rebman***
George Revoir*
Kerri Rogers*****
Andrew Ross****
Lisa Anne Ryan†††

Name and Principal Business Address	Position with Depositor
Thomas Samoluk*
Gordon Shone*
Susan Simi**
Rob Stanley*
Tony Todisco*****
Simonetta Vendittelli*****	and Controller
Peter de Vries***
R. Blake Witherington**
Henry Wong**
*Principal Business Office is 601 Congress Street, Boston, MA 02210
**Principal Business Office is 197 Clarendon Street, Boston, MA 02116
***Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5
****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5
*****Principal Business Office is 380 Stuart Street, Boston, MA 02116
†Principal Business is 6400 Sheridan Drive, Williamsville, NY 14221
††Principal Business is 2001 Butterfield Road, Downers Grove, Illinois 60515
†††Principal Business is 200 Berkeley Street, Boston, MA 02116
††††Principal Business is 101 Huntington Avenue, Boston, MA 02116
Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of the Depositor operating as a unit investment trust. The Registrant supports benefits payable under the Depositor's variable life insurance policies by investing assets allocated to various investment options in shares of John Hancock Variable Insurance Trust (formerly, John Hancock Trust) and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the “series” type.
On the effective date of the registration statement, the Company and its affiliates are controlled by Manulife Financial Corporation.

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES - December 31, 2016

For External Use

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
John Hancock Reassurance Company Ltd. (Bermuda)
Manulife Bank of Canada (Canada)
First North American Insurance Company (Canada)
Manulife Asset Management Holdings (Canada) Inc. (Canada)
Manulife Asset Management Limited (Canada)
EIS Services (Bermuda) Limited (Bermuda)
Regional Power Inc. (Canada)
NAL Resources Management Limited (Canada)
Manulife Resources Limited (Canada)
Manulife Property Limited Partnership (Ontario)[4]
Manulife Property Limited Partnership II (Ontario)[5]
Manulife Asset Management (North America) Limited (Canada)
Manulife Asset Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
Manulife Assurance Company of Canada (Canada)
Manulife Western Holdings Limited Partnership[3] (Alberta)
95%
PT Asuransi Jiwa Manulife Indonesia[1] (Indonesia)
PT Manulife Asset Manajemen Indonesia (Indonesia)
Manulife Insurance (Thailand) Public Company Limited (Thailand)
98%
72%
Manulife Asset Management (Thailand) Company Limited (Thailand)
28%
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
60%
Manulife Chinabank Life Assurance Corporation (Philippines)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manulife Financial Asia Limited (Hong Kong)
Manufacturers P&C Limited (Barbados)
Manulife International Holdings Limited (Bermuda)
Manulife Life Insurance Company (Japan)
Manulife Asset Management (Japan) Limited (Japan)
Manufacturers Life Reinsurance Limited (Barbados)
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife Asset Management (Singapore) Pte. Ltd. (Singapore)
Manulife (Vietnam) Limited (Vietnam)
Manulife Asset Management (Vietnam) Company Limited (Vietnam)
Manulife (Cambodia) PLC (Cambodia)
Manulife (International) Limited (Bermuda)
51%
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Asset Management International Holdings Limited (Barbados)
Manulife Asset Management (Hong Kong) Limited (Hong Kong)
Manulife Asset Management (Taiwan) Co., Ltd. (Taiwan)
Manulife Holdings Berhad* (Malaysia)
100%
Manulife Insurance Berhad (Malaysia)
Manulife Asset Management Services Berhad (Malaysia)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Financial Corporation (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
40%
60%
John Hancock Investment Management Services, LLC (Delaware)
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Hancock Natural Resource Group, Inc. (Delaware)
Manulife Asset Management (US) LLC (Delaware)
99.9%
John Hancock Advisers, LLC[2] (Delaware)
John Hancock Funds, LLC (Delaware)
John Hancock Insurance Agency, Inc. (Delaware)
John Hancock Insurance Company of Vermont (Vermont)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
Indirect Control
Direct Control

[1] The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company
[2] The remaining 0.1% equity of John Hancock Advisers, LLC is indirectly held by The Manufacturers Investment Corporation
[3] 99% limited partnership interest is held by The Manufacturers Life Insurance Company
[4] 99% limited partnership interest is held by The Manufacturers Life Insurance Company
[5] 99% limited partnership interest is held by Manulife Property Limited Partnership

This chart displays voting interest. All entities are 100% controlled unless otherwise indicated.

Item 29. Indemnification
The Form of Selling Agreement or Service Agreement between John Hancock Distributors LLC and various broker-dealers may provide that the selling broker-dealer indemnify and hold harmless John Hancock Distributors LLC and the Company, including their affiliates, officers, directors, employees and agents against losses, claims, liabilities or expenses (including reasonable attorney’s fees), arising out of or based upon a breach of the Selling or Service Agreement, or any applicable law or regulation or any applicable rule of any self-regulatory organization or similar provision consistent with industry practice.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
(a) Set forth below is information concerning other investment companies for which John Hancock Distributors LLC, the principal underwriter of the contracts, acts as investment adviser or principal underwriter.
Name of Investment Company	Capacity in Which Acting
John Hancock Variable Life Separate Account S	Principal Underwriter
John Hancock Variable Life Separate Account U	Principal Underwriter
John Hancock Variable Life Separate Account V	Principal Underwriter
John Hancock Variable Life Separate Account UV	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account J	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account K	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter
(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC and the following comprise the Board of Managers and Officers of John Hancock Distributors LLC.
Name	Title
Michael Doughty**	Chairman, Director
James C. Hoodlet**	Director
George Revoir*	Director, President and Chief Executive Officer
Al Seghezzi**	Director
Martin Sheerin*	Director
Christopher Walker***	Director, Vice President, Investments
Emanuel Alves*	Secretary
Brian Collins*	Vice President, US Taxation
John Bryson	Assistant Vice President
Jeffrey H. Long*	Assistant Vice President, Chief Financial Officer and Financial Operations Principal

Name	Title
Michael Mahoney*	Assistant Vice President and Chief Compliance Officer
David Pickett*	Assistant Vice President and General Counsel
Halina K. von dem Hagen***	Executive Vice President and Treasurer
Melvyn D’Souza***	Vice President, Treasury
*Principal Business Office is 601 Congress Street, Boston, MA 02210
**Principal Business Office is 197 Clarendon Street, Boston, MA 02116
***Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5
****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5
(c) John Hancock Distributors LLC
The information contained in the section titled “Principal Underwriter and Distributor” in the Statement of Additional Information, contained in this Registration Statement, is hereby incorporated by reference in response to Item 31.(c)(2-5).
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation
John Hancock Distributors LLC	$0	$0	$0	$0
Item 31. Location of Accounts and Records
The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request: John Hancock Distributors LLC, John Hancock Place, Boston, Massachusetts 02117, serves as Registrant’s distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, canceled stock certificates. John Hancock (at the same address), in its capacity as Registrant’s depositor, and John Hancock Life Insurance Company of New York (at the same address), in its capacities as Registrant’s investment adviser, transfer agent, keep all other records required by Section 31 (a) of the Act.
Item 32. Management Services
All management services contracts are discussed in Part A or Part B.
Item 33. Fee Representation
Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940.
John Hancock Life Insurance Company of New York hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amendment to the Registration Statement to be signed on its behalf in the City of Boston, Commonwealth of Massachusetts, as of the 25th day of April, 2017.
John Hancock Life Insurance Company of New York Separate Account B
(Registrant)
By: JOHN HANCOCK LIFE INSURANCE COMPANY of NEW YORK
By: /s/ Craig Bromley

Craig Bromley
Principal Executive Officer
JOHN HANCOCK LIFE INSURANCE COMPANY of NEW YORK
(Depositor)
By: /s/ Craig Bromley

Craig Bromley
Principal Executive Officer

Signatures
Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated as of the 25th day of April, 2017.
Signatures	Title
/s/ Simonetta Vendittelli Simonetta Vendittelli	Vice President and Controller
/s/ Martin Sheerin Martin Sheerin	Senior Vice President and Chief Financial Officer
* Craig Bromley	Director
* Thomas Borshoff	Director
* Paul M. Connolly	Director
* Ruth Ann Fleming	Director
* Michael Doughty	Director
* James D. Gallagher	Director
* Scott S. Hartz	Director
* Rex E. Schlaybaugh, Jr.	Director
* John G. Vrysen	Director
* Linda A. Davis Watters	Director
/s/James C. Hoodlet James C. Hoodlet
*Pursuant to Power of Attorney